UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 97.3% of Net Assets
	Beverages – 3.6%
20,749	Brown-Forman Corp., Class B	$1,187,465
44,571	Dr Pepper Snapple Group, Inc.	1,666,510

		2,853,975

	Biotechnology – 3.1%
17,782	Alexion Pharmaceuticals, Inc.(b)	910,260
26,962	Human Genome Sciences, Inc.(b)	610,959
33,024	Incyte Corp.(b)	365,576
16,794	Vertex Pharmaceuticals, Inc.(b)	552,523

		2,439,318

	Commercial Banks – 1.6%
35,054	Comerica, Inc.	1,291,039

	Commercial Services & Supplies – 2.0%
23,563	Stericycle, Inc.(b)	1,545,262

	Communications Equipment – 4.8%
37,098	F5 Networks, Inc.(b)(c)	2,543,810
44,028	Riverbed Technology, Inc.(b)	1,216,053

		3,759,863

	Computers & Peripherals – 2.3%
49,266	NetApp, Inc.(b)	1,838,115

	Diversified Financial Services – 3.0%
25,338	CBOE Holdings, Inc.(b)	824,752
13,742	IntercontinentalExchange, Inc.(b)	1,553,258

		2,378,010

	Electrical Equipment – 1.3%
20,481	Rockwell Automation, Inc.	1,005,412

	Energy Equipment & Services – 1.3%
60,208	Nabors Industries Ltd.(b)	1,060,865

	Food & Staples Retailing – 1.5%
32,004	Whole Foods Market, Inc.(b)	1,152,784

	Food Products – 2.2%
33,995	Mead Johnson Nutrition Co., Class A	1,703,829

	Health Care Equipment & Supplies – 3.7%
25,328	Edwards Lifesciences Corp.(b)	1,418,875
4,707	Intuitive Surgical, Inc.(b)	1,485,623

		2,904,498

	Health Care Providers & Services – 1.6%
23,111	HMS Holdings Corp.(b)	1,253,078

	Health Care Technology – 2.1%
22,289	SXC Health Solutions Corp.(b)	1,632,669

	Hotels, Restaurants & Leisure – 5.5%
11,302	Chipotle Mexican Grill, Inc.(b)	1,546,227
40,966	Ctrip.com International Ltd., ADR(b)	1,538,683
16,611	Panera Bread Co., Class A(b)	1,250,642

		4,335,552

	Household Durables – 1.6%
42,128	Tempur-Pedic International, Inc.(b)	1,295,436

	Internet & Catalog Retail – 3.1%
22,685	NetFlix, Inc.(b)(c)	2,464,725

	Internet Software & Services – 9.8%
52,801	Akamai Technologies, Inc.(b)(c)	2,142,137
33,665	Baidu, Inc., Sponsored ADR(b)	2,291,913
31,410	GSI Commerce, Inc.(b)	904,608
28,154	MercadoLibre, Inc.(b)	1,479,493
21,250	OpenTable, Inc.(b)	881,237

		7,699,388

Shares	Description	Value (†)
	IT Services – 2.7%
42,341	Cognizant Technology Solutions Corp., Class A(b)	$2,119,591

	Life Sciences Tools & Services – 3.6%
24,979	Life Technologies Corp.(b)	1,180,258
14,912	Mettler-Toledo International, Inc.(b)	1,664,626

		2,844,884

	Machinery – 2.7%
32,088	Cummins, Inc.	2,089,892

	Media – 1.5%
32,189	Discovery Communications, Inc., Class A(b)	1,149,469

	Metals & Mining – 6.4%
26,818	Agnico-Eagle Mines Ltd.	1,629,998
123,435	Eldorado Gold Corp.	2,216,893
12,075	Randgold Resources Ltd., ADR	1,157,950

		5,004,841

	Multiline Retail – 3.6%
41,421	Dollar Tree, Inc.(b)	1,724,356
29,900	Family Dollar Stores, Inc.	1,126,931

		2,851,287

	Oil, Gas & Consumable Fuels – 4.0%
38,262	Concho Resources, Inc.(b)	2,117,036
50,655	Rosetta Resources, Inc.(b)	1,003,476

		3,120,512

	Pharmaceuticals – 2.2%
28,920	Perrigo Co.	1,708,304

	Real Estate Management & Development – 1.6%
92,222	CB Richard Ellis Group, Inc., Class A(b)	1,255,142

	Semiconductors & Semiconductor Equipment – 3.5%
79,096	ARM Holdings PLC, Sponsored ADR	980,791
29,209	Cree, Inc.(b)(c)	1,753,416

		2,734,207

	Software – 5.7%
25,983	Salesforce.com, Inc.(b)	2,229,861
51,797	SuccessFactors, Inc.(b)	1,076,859
18,913	VMware, Inc., Class A(b)	1,183,765

		4,490,485

	Specialty Retail – 2.8%
6,132	AutoZone, Inc.(b)	1,184,825
28,335	J. Crew Group, Inc.(b)	1,043,011

		2,227,836

	Textiles, Apparel & Luxury Goods – 2.9%
33,490	Fossil, Inc.(b)	1,162,103
30,616	Lululemon Athletica, Inc.(b)	1,139,528

	Total Common Stocks (Identified Cost $66,600,791)	2,301,631

		76,511,899

Contracts
Put Options – 1.5%
276	Akamai Technologies, Inc. expiring November 20, 2010 at 44(d)	197,340
81	Baidu, Inc., Sponsored ADR expiring December 18, 2010 at 68(d)	86,670

1

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Contracts	Description	Value (†)
Put Options – continued
193	Cree, Inc. expiring December 18, 2010 at 65(d)	$231,600
306	F5 Networks, Inc. expiring January 22, 2011 at 70(d)	322,830
161	NetFlix, Inc. expiring December 18 , 2010 at 115(d)	346,552

	Total Put Options (Identified Cost $883,957)	1,184,992

Principal Amount
Short-Term Investments – 1.7%
$1,290,707	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $1,290,707 on 7/01/2010 collateralized by $1,315,000 Federal National Mortgage Association, 2.000% due 12/16/2013 valued at $1,316,644, including accrued interest(e) (Identified Cost $1,290,707)	1,290,707
	Total Investments – 100.5% (Identified Cost $68,775,455)(a)	78,987,598
	Other assets less liabilities — (0.5)%	(373,890)

	Net Assets — 100.0%	$78,613,708

Contracts
Call Options Written – (0.1%)
276	Akamai Technologies, Inc. expiring August 21, 2010 at 50(d)	(14,766)
81	Baidu, Inc., Sponsored ADR expiring August 21, 2010 at 80(d)	(19,035)
193	Cree, Inc. expiring August 21, 2010 at 80(d)	(7,913)
306	F5 Networks, Inc. expiring August 21, 2010 at 85(d)	(22,185)
161	NetFlix, Inc. expiring August 21, 2010 at 135(d)	(34,132)

	Total Call Options Written (Premiums Received $209,984)	(98,031)

Put Options Written – (0.7%)
276	Akamai Technologies, Inc. expiring November 20, 2010 at 36(d)	(91,080)
81	Baidu, Inc., Sponsored ADR expiring December 18, 2010 at 55(d)	(40,905)
193	Cree, Inc. expiring December 18, 2010 at 55(d)	(133,653)
306	F5 Networks, Inc. expiring January 22, 2011 at 55(d)	(134,640)

Contracts	Description	Value (†)
Put Options Written – continued
161	NetFlix, Inc. expiring December 18, 2010 at 90(d)	$(161,000)

	Total Put Options Written (Premiums Received $372,677)	(561,278)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Domestic exchange–traded single equity option contracts are valued at the mean of the National Best Bid and offer quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2010, the net unrealized appreciation on investments based on a cost of $68,775,455 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,200,774
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,988,631)

Net unrealized appreciation	$10,212,143

At September 30, 2009, the Fund had a capital loss carryforward of $119,940,921 of which $65,130,772 expires on September 30, 2010, $21,142,388 expires on September 30, 2011 and $33,667,761 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $32,805,392. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	All or a portion of this security is held as collateral for outstanding options.

(d)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund is not party to any over-the-counter options at June 30, 2010.

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$76,511,899	$—	$—	$76,511,899
Put Options	1,184,992	—	—	1,184,992
Short-Term Investments	—	1,290,707	—	1,290,707

Total	$77,696,891	$1,290,707	$—	$78,987,598

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Call Options Written	$(98,031)	$—	$—	$(98,031)
Put Options Written	(561,278)	—	—	(561,278)

Total	$(659,309)	$—	$—	$(659,309)

*	Major categories of the Fund’s investments and option contracts are included above.

3

LOOMIS SAYLES MID CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended June 30, 2010, the Fund engaged in written call option transactions and purchased and written put option transactions in accordance with there objectives.

The following is a summary of the Fund’s purchased option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 9/30/2009	—	$—
Options purchased	2,167	1,346,285
Options terminated in closing sale transactions	(1,150)	(462,328)
Options expired	—	—

Outstanding at 06/30/2010	1,017	$883,957

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 9/30/2009	—	$—
Options written	3,569	744,709
Options terminated in closing purchase transactions	(1,535)	(162,048)
Options expired	—	—

Outstanding at 06/30/2010	2,034	$582,661

Industry Summary at June 30, 2010 (Unaudited)

Internet Software & Services	9.8%
Metals & Mining	6.4
Software	5.7
Hotels, Restaurants & Leisure	5.5
Communications Equipment	4.8
Oil, Gas & Consumable Fuels	4.0
Health Care Equipment & Supplies	3.7
Beverages	3.6
Multiline Retail	3.6
Life Sciences Tools & Services	3.6
Semiconductors & Semiconductor Equipment	3.5
Internet & Catalog Retail	3.1
Biotechnology	3.1
Diversified Financial Services	3.0
Textiles, Apparel & Luxury Goods	2.9
Specialty Retail	2.8
IT Services	2.7
Machinery	2.7
Computers & Peripherals	2.3
Pharmaceuticals	2.2
Food Products	2.2
Health Care Technology	2.1
Commercial Services & Supplies	2.0
Other Investments, less than 2% each	13.5
Short-Term Investments	1.7

Total Investments	100.5
Other assets less liabilities (including options written)	(0.5)

Net Assets	100.0%

4

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 63.2% of Net Assets
	Belgium – 0.9%
50,951	Anheuser-Busch InBev NV	$2,449,786

	Bermuda – 1.0%
28,273	Credicorp Ltd.	2,569,733

	Brazil – 6.2%
252,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,725,995
202,800	Hypermarcas SA(b)	2,604,379
164,600	Lojas Renner SA	4,468,366
216,000	Natura Cosmeticos SA	4,786,703
224,400	OGX Petroleo e Gas Participacoes SA(b)	2,078,653

		16,664,096

	Cayman Islands – 3.2%
81,111	Baidu, Inc., Sponsored ADR(b)	5,522,037
78,304	Ctrip.com International Ltd., ADR(b)	2,941,098

		8,463,135

	Chile – 1.6%
38,379	Banco Santander Chile, ADR	2,574,847
251,140	S.A.C.I. Falabella	1,635,020

		4,209,867

	China – 0.7%
118,000	Tencent Holdings Ltd.	1,954,935

	Germany – 3.9%
104,873	Daimler AG, (Registered)(b)	5,305,048
57,575	Siemens AG, (Registered)	5,149,488

		10,454,536

	Hong Kong – 2.1%
1,755,000	Cathay Pacific Airways Ltd.	3,488,829
472,000	Li & Fung Ltd.	2,117,724

		5,606,553

	Indonesia – 0.7%
531,000	Gudang Garam Tbk PT	1,993,012

	Japan – 0.6%
144,000	Nippon Electric Glass Co. Ltd.	1,649,453

	Korea – 1.4%
30,965	Hyundai Motor Co.	3,623,176

	Mexico – 0.9%
726,600	Genomma Lab Internacional SA de CV, Class B(b)	2,413,002

	Netherlands Antilles – 0.8%
40,437	Schlumberger Ltd.	2,237,784

	Spain – 1.0%
44,891	Industria de Diseno Textil SA (Inditex)	2,559,744

	Sweden – 1.1%
208,211	Atlas Copco AB, Class A	3,044,185

	Switzerland – 1.4%
30,619	Sonova Holding AG, (Registered)	3,757,487

	Turkey – 1.0%
980,659	Yapi ve Kredi Bankasi AS(b)	2,653,529

	United Kingdom – 4.5%
743,302	ARM Holdings PLC	3,076,442
250,813	Experian PLC	2,181,148
273,829	Standard Chartered PLC	6,667,849

		11,925,439

	United States – 30.2%
56,190	Akamai Technologies, Inc.(b)	2,279,628

Shares	Description	Value (†)
	United States – continued
37,889	Amazon.com, Inc.(b)	$4,139,752
79,795	American Express Co.	3,167,862
45,171	Apple, Inc.(b)	11,361,862
178,257	Bank of America Corp.	2,561,553
83,914	Broadcom Corp., Class A	2,766,645
54,863	Caterpillar, Inc.	3,295,620
50,458	Cree, Inc.(b)	3,028,994
1,679	Dex One Corp.(b)	31,901
32,241	Dollar Tree, Inc.(b)	1,342,193
134,725	Dr Pepper Snapple Group, Inc.	5,037,368
23,912	EOG Resources, Inc.	2,352,223
41,554	Estee Lauder Cos., Inc. (The), Class A	2,315,804
77,575	FMC Technologies, Inc.(b)	4,085,100
159,863	Intel Corp.	3,109,335
22,696	Jones Lang LaSalle, Inc.	1,489,765
102,407	Mylan, Inc.(b)	1,745,015
85,174	NetApp, Inc.(b)	3,177,842
39,421	NetFlix, Inc.(b)	4,283,092
28,918	Precision Castparts Corp.	2,976,241
27,121	Salesforce.com, Inc.(b)	2,327,524
95,087	Starbucks Corp.	2,310,614
60,434	Starwood Hotels & Resorts Worldwide, Inc.	2,503,781
26,818	Vertex Pharmaceuticals, Inc.(b)	882,312
74,993	Visa, Inc., Class A	5,305,755
107,957	Wells Fargo & Co.	2,763,699

		80,641,480

	Total Common Stocks (Identified Cost $157,838,120)	168,870,932

Principal Amount (‡)
Bonds and Notes – 34.3%
Non-Convertible Bonds – 33.0%
	Argentina – 0.3%
$190,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	190,000
570,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	547,200

		737,200

	Australia – 0.1%
230,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	195,368

	Bermuda – 0.2%
100,000	Noble Group Ltd., 6.750%, 1/29/2020, 144A	97,000
100,000	Noble Group Ltd., 8.500%, 5/30/2013, 144A	110,250
200,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	231,264

		438,514

	Brazil – 1.2%
200,000	Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 6/10/2019, 144A	214,250
400,000	Banco Santander Brasil, 4.500%, 4/06/2015, 144A	394,000

1

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Brazil – continued
1,542,288	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2010, (BRL)	$852,185
462,686	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	249,349
200,000		Gerdau Holdings, Inc., 7.000%, 1/20/2020, 144A	204,000
100,000		NET Servicos de Comunicacao SA, 7.500%, 1/27/2020, 144A	104,500
1,800,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,005,956
100,000		Telemar Norte Leste SA, 9.500%, 4/23/2019, 144A	119,750

			3,143,990

		Canada – 0.6%
1,080,000		Canadian Government, 4.500%, 6/01/2015, (CAD)(c)	1,116,867
180,000		Corus Entertainment, Inc., 7.250%, 2/10/2017, (CAD), 144A	172,197
50,000		Nortel Networks Ltd., 6.875%, 9/01/2023(d)	13,500
100,000		Pacific Rubiales Energy Corp., 8.750%, 11/10/2016, 144A	108,000
100,000		Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	97,004

			1,507,568

		Cayman Islands – 1.3%
360,000		DASA Finance Corp., 8.750%, 5/29/2018, 144A	389,700
200,000		Embraer Overseas Ltd., 6.375%, 1/24/2017	204,500
119,000		Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	120,785
100,000		Hutchison Whampoa International Ltd., 7.625%, 4/09/2019, 144A	119,183
100,000		LPG International, Inc., 7.250%, 12/20/2015	110,000
700,000		Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	686,000
170,000		Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	169,150
200,000		Odebrecht Finance Ltd., 7.000%, 4/21/2020, 144A	203,240
320,000		Petrobras International Finance Co., 5.875%, 3/01/2018	329,338
300,000		Petrobras International Finance Co., 6.875%, 1/20/2040	302,455
536,000		Vale Overseas Ltd., 6.875%, 11/21/2036	558,786
200,000		Voto-Votorantim Ltd., 6.750%, 4/05/2021, 144A	202,000

			3,395,137

		Chile – 0.0%
100,000		Celulosa Arauco y Constitucion SA, 7.250%, 7/29/2019	115,736

		Colombia – 0.2%
200,000		Ecopetrol SA, 7.625%, 7/23/2019	226,500

Principal Amount (‡)	Description	Value (†)
	Colombia – continued
$100,000	Empresas Publicas de Medellin ESP, 7.625%, 7/29/2019, 144A	$112,625
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	113,123
40,000	Republic of Colombia, 8.125%, 5/21/2024	49,400

		501,648

	Denmark – 0.3%
3,650,000	Denmark Government Bond, 4.000%, 11/15/2015, (DKK)	664,701

	France – 0.3%
35,000	Lafarge SA, EMTN, 4.750%, 3/23/2020, (EUR)	38,748
150,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	177,761
240,000	Veolia Environnement, EMTN, 4.000%, 2/12/2016, (EUR)	306,389
25,000	Veolia Environnement, EMTN, 5.125%, 5/24/2022, (EUR)	32,722
100,000	Wendel, 4.375%, 8/09/2017, (EUR)	97,217
200,000	Wendel, 4.875%, 5/26/2016, (EUR)	209,107

		861,944

	Germany – 0.2%
200,000	Bertelsmann AG, 4.750%, 9/26/2016, (EUR)	258,559
110,000	Bundesrepublik Deutschland, Series 06, 3.750%, 1/04/2017, (EUR)	149,132
140,000	Republic of Germany, 3.750%, 7/04/2013, (EUR)	185,890

		593,581

	Hungary – 0.1%
350,000	Republic of Hungary, 6.250%, 1/29/2020	344,479

	India – 0.2%
500,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	487,948
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	92,001

		579,949

	Indonesia – 0.8%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	202,000
400,000	Indonesia Government International Bond, 6.875%, 1/17/2018	451,000
700,000	Indonesia Government International Bond, 7.750%, 1/17/2038, 144A	826,000
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	403,826
1,500,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	200,782

2

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Indonesia – continued
$100,000		Indonesia Government International Bond, 11.625%, 3/04/2019, 144A	$143,750

			2,227,358

		Italy – 0.2%
100,000		Atlantia SpA, EMTN, 5.625%, 5/06/2016, (EUR)	136,064
250,000		Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	300,053
100,000		Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	126,846

			562,963

		Japan – 0.0%
115,000		Nomura Holdings, Inc., 6.700%, 3/04/2020	121,664

		Jersey – 0.1%
100,000		WPP PLC, 6.000%, 4/04/2017, (GBP)	158,306

		Korea – 0.4%
400,000,000		Korea Treasury Bond, 5.000%, 9/10/2014, (KRW)	344,251
460,000		SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A	478,400
140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	153,769

			976,420

		Lithuania – 0.1%
350,000		Lithuania Government International Bond, 7.375%, 2/11/2020, 144A	370,737

		Luxembourg – 0.0%
125,000		Telecom Italia Capital SA, 6.000%, 9/30/2034	107,092
10,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	8,955

			116,047

		Malaysia – 0.1%
200,000		Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	180,000

		Mexico – 1.2%
200,000		America Movil SAB de CV, 3.625%, 3/30/2015, 144A	205,071
195,000		Axtel SAB de CV, 7.625%, 2/01/2017, 144A	173,063
145,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	129,050
200,000		BBVA Bancomer SA, 7.250%, 4/22/2020, 144A	197,317
160,000		Corporacion GEO SAB de CV, 8.875%, 9/25/2014, 144A	166,400
200,000		Corporacion GEO SAB de CV, 9.250%, 6/30/2020, 144A	199,740
295,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	289,837
42,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	349,917
94,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	806,043

Principal Amount (‡)	Description	Value (†)
	Mexico – continued
$100,000	Mexichem SAB de CV, 8.750%, 11/06/2019, 144A	$111,000
330,000	Petroleos Mexicanos, 8.000%, 5/03/2019	392,700
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A	207,500

		3,227,638

	Netherlands – 0.2%
50,000	British American Tobacco Holdings BV, 4.000%, 7/07/2020, (EUR)	61,137
200,000	Listrindo Capital BV, 9.250%, 1/29/2015, 144A	211,722
100,000	Majapahit Holding BV, 7.250%, 6/28/2017, 144A	106,000
100,000	Majapahit Holding BV, 7.750%, 1/20/2020, 144A	109,500
100,000	Majapahit Holding BV, 8.000%, 8/07/2019, 144A	110,000
50,000	OI European Group BV, 6.875%, 3/31/2017, (EUR), 144A	59,920

		658,279

	New Zealand – 0.3%
600,000	New Zealand Government, 6.000%, 12/15/2017, (NZD)	433,360
500,000	New Zealand Government, 6.500%, 4/15/2013, (NZD)	363,640

		797,000

	Norway – 0.4%
635,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	106,080
6,360,000	Norwegian Government, 4.500%, 5/22/2019, (NOK)	1,080,124

		1,186,204

	Poland – 0.1%
95,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	89,372
500,000	Poland Government International Bond, 5.000%, 10/24/2013, (PLN)	146,653

		236,025

	Qatar – 0.1%
100,000	Qatar Government International Bond, 4.000%, 1/20/2015, 144A	102,750
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.500%, 9/30/2014, 144A	266,610

		369,360

	Singapore – 0.5%
200,000	Prime Dig Pte Ltd., 11.750%, 11/03/2014, 144A	202,000
1,100,000	Singapore Government, 1.625%, 4/01/2013, (SGD)	809,259
435,000	Singapore Government, 2.250%, 7/01/2013, (SGD)	326,930

		1,338,189

	South Africa – 0.5%
130,000	Edcon Proprietary Ltd., 3.969%, 6/15/2014, (EUR), 144A(e)	112,074
450,000	Edcon Proprietary Ltd., 3.969%, 6/15/2014, (EUR)(e)	387,949

3

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	South Africa – continued
$400,000	Republic of South Africa, 5.500%, 3/09/2020	$413,500
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	357,260

		1,270,783

	Spain – 0.2%
500,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	401,811

	Supranational – 0.1%
305,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	297,448

	Sweden – 0.3%
2,210,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	342,440
3,020,000	Sweden Government Bond, 5.500%, 10/08/2012, (SEK)(c)	422,250

		764,690

	Thailand – 0.2%
330,000	True Move Co. Ltd., 10.375%, 8/01/2014	320,925
100,000	True Move Co. Ltd., 10.375%, 8/01/2014, 144A	97,250

		418,175

	Turkey – 0.2%
400,000	Republic of Turkey, 5.625%, 3/30/2021	396,000

	United Arab Emirates – 0.7%
400,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	385,151
400,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	430,716
500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	397,743
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	203,759
150,000	Emirate of Abu Dhabi, 5.500%, 4/08/2014, 144A	163,524
250,000	Mubadala Development Co., GMTN, 7.625%, 5/06/2019, 144A	281,291
		1,862,184
	United Kingdom – 0.6%
100,000	BAT International Finance PLC, 5.875%, 3/12/2015, (EUR)	138,880
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	97,485
200,000	Imperial Tobacco Finance PLC, EMTN, 4.375%, 11/22/2013, (EUR)	256,893
100,000	Rexam PLC, EMTN, 4.375%, 3/15/2013, (EUR)	126,797
150,000	Smiths Group PLC, 4.125%, 5/05/2017, (EUR)	186,285
250,000	Standard Chartered Bank, EMTN, 5.875%, 9/26/2017, (EUR)	328,655
255,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	412,763
100,000	Virgin Media Secured Finance PLC, 7.000%, 1/15/2018, (GBP), 144A	145,675

		1,693,433

Principal Amount (‡)	Description	Value (†)
	United States – 20.7%
$155,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	$102,300
288,000	Ally Financial, Inc., 6.000%, 12/15/2011	288,000
129,000	Ally Financial, Inc., 6.625%, 5/15/2012	129,000
257,000	Ally Financial, Inc., 6.750%, 12/01/2014	248,648
28,000	Ally Financial, Inc., 6.875%, 9/15/2011	28,385
60,000	Ally Financial, Inc., 6.875%, 8/28/2012	60,150
63,000	Ally Financial, Inc., 7.000%, 2/01/2012	63,394
63,000	Ally Financial, Inc., 7.250%, 3/02/2011	64,024
55,000	Ally Financial, Inc., 7.500%, 12/31/2013	54,863
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	118,680
1,946,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,795,185
35,000	Anheuser-Busch Cos., Inc., 6.500%, 5/01/2042	38,590
250,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019, 144A	303,441
60,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	66,229
10,000	AT&T, Inc., 6.500%, 9/01/2037	11,091
33,439	Atlas Air, Inc., Series B, 7.680%, 7/02/2015	31,433
145,000	Avnet, Inc., 6.000%, 9/01/2015	157,122
200,000	Bank of America Corp., (fixed rate to 5/06/2014, variable rate thereafter), 4.750%, 5/06/2019, (EUR)	226,752
400,000,000	Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A	327,712
310,000	Borden, Inc., 7.875%, 2/15/2023	212,350
410,000	Borden, Inc., 8.375%, 4/15/2016	317,750
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	14,377
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	5,126
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	15,740
60,000	Boston Scientific Corp., 7.000%, 11/15/2035	58,196
50,000	Bristol-Myers Squibb Co., 4.625%, 11/15/2021, (EUR)	65,446
700,000	Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 0.430%, 9/15/2015(e)	694,597
2,335,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.410%, 1/15/2016(e)	2,311,931
15,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	14,794

4

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$75,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	$75,656
79,617	CIT Group, Inc., 7.000%, 5/01/2013	76,233
119,429	CIT Group, Inc., 7.000%, 5/01/2014	112,562
119,429	CIT Group, Inc., 7.000%, 5/01/2015	110,173
199,049	CIT Group, Inc., 7.000%, 5/01/2016	181,632
278,673	CIT Group, Inc., 7.000%, 5/01/2017	250,806
120,000	Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013, (EUR)	149,992
660,000	Comcast Corp., 5.650%, 6/15/2035	650,083
999,656	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	919,684
190,000	CSX Corp., 6.250%, 3/15/2018	218,156
265,000	Cummins, Inc., 5.650%, 3/01/2098	226,616
160,000	Cummins, Inc., 7.125%, 3/01/2028	177,928
321,633	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	306,355
310,816	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	307,708
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	38,220
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	41,000
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	6,880
9,000	ESI Tractebel Acquisition Corp., Series B, 7.990%, 12/30/2011	9,060
250,000	Exelon Corp., 4.900%, 6/15/2015	266,980
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	141,000
25,000	Ford Motor Co., 6.375%, 2/01/2029	19,125
50,000	Ford Motor Co., 6.625%, 2/15/2028	39,250
2,100,000	Ford Motor Co., 6.625%, 10/01/2028	1,659,000
40,000	Ford Motor Co., 7.125%, 11/15/2025	33,200
835,000	Ford Motor Co., 7.450%, 7/16/2031	753,587
5,000	Ford Motor Co., 7.500%, 8/01/2026	4,275
2,250,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	2,294,239
845,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	835,849

Principal Amount (‡)	Description	Value (†)
	United States – continued
$905,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	$925,445
80,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	64,000
45,000	General Electric Capital Corp., 5.625%, 5/01/2018	47,822
205,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	201,024
750,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	800,539
3,375,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	3,332,812
35,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	35,350
525,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	556,500
405,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	440,438
455,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	446,056
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	68,735
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	140,663
25,000	GTE Corp., 6.940%, 4/15/2028	27,503
20,000	HCA, Inc., 5.750%, 3/15/2014	18,600
55,000	HCA, Inc., 6.250%, 2/15/2013	54,038
90,000	HCA, Inc., 6.375%, 1/15/2015	84,038
15,000	HCA, Inc., 6.500%, 2/15/2016	13,988
40,000	HCA, Inc., 6.750%, 7/15/2013	39,200
225,000	HCA, Inc., 7.050%, 12/01/2027	191,250
245,000	HCA, Inc., 7.190%, 11/15/2015	218,050
90,000	HCA, Inc., 7.500%, 12/15/2023	79,650
250,000	HCA, Inc., 7.500%, 11/06/2033	213,750
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,159,025
395,000	HCA, Inc., 8.360%, 4/15/2024	367,350
125,000	HCA, Inc., 8.750%, 11/01/2010, (GBP)	188,630
110,000	HCA, Inc., MTN, 7.580%, 9/15/2025	96,800
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	63,938
75,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014	70,875
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	468,909
260,000	Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	256,100

5

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	$112,674
250,000	iStar Financial, Inc., 5.150%, 3/01/2012	205,000
95,000	iStar Financial, Inc., 5.500%, 6/15/2012	77,900
105,000	iStar Financial, Inc., 5.650%, 9/15/2011	94,500
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	49,000
300,000	iStar Financial, Inc., 5.875%, 3/15/2016	210,000
145,000	iStar Financial, Inc., 6.050%, 4/15/2015	104,400
985,000	iStar Financial, Inc., 8.625%, 6/01/2013	797,850
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	25,813
950,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	750,500
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	5,013
64,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	60,480
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	15,825
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,650
30,000	Jefferies Group, Inc., 6.250%, 1/15/2036	26,851
420,000	Jefferies Group, Inc., 8.500%, 7/15/2019	471,770
260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	182,000
15,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	11,250
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	13,575
1,090,000	Lennar Corp., Series B, 5.600%, 5/31/2015	959,200
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	49,225
15,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	12,975
10,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	9,075
230,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	359,020
500,000	New Albertson’s, Inc., 7.450%, 8/01/2029	415,000
50,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	36,500
80,000	News America, Inc., 6.150%, 3/01/2037	83,434
25,000	News America, Inc., 6.400%, 12/15/2035	27,208
925,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	878,750
140,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	135,625
230,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	213,325

Principal Amount (‡)		Description	Value (†)
		United States – continued
$250,000		NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(f)	$147,500
35,000		Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	23,450
1,000,000		NRG Energy, Inc., 7.375%, 2/01/2016	995,000
50,000		Ohio Edison Co., 6.875%, 7/15/2036	55,982
150,000		Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	181,593
565,000		Owens Corning, Inc., 6.500%, 12/01/2016	601,154
535,000		Owens Corning, Inc., 7.000%, 12/01/2036	532,399
40,000		Owens-Illinois, Inc., 7.800%, 5/15/2018	41,650
47,000		Pulte Group, Inc., 5.200%, 2/15/2015	44,180
540,000		Pulte Group, Inc., 6.000%, 2/15/2035	394,200
695,000		Pulte Group, Inc., 6.375%, 5/15/2033	535,150
1,335,000		Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,254,900
650,000		Qwest Capital Funding, Inc., 6.875%, 7/15/2028	549,250
400,000		Qwest Capital Funding, Inc., 7.625%, 8/03/2021	376,000
60,000		Qwest Capital Funding, Inc., 7.750%, 2/15/2031	55,500
560,000		Qwest Corp., 6.875%, 9/15/2033	513,800
115,000		Qwest Corp., 7.250%, 9/15/2025	110,400
80,000		Reynolds American, Inc., 6.750%, 6/15/2017	86,671
20,000		Reynolds American, Inc., 7.250%, 6/15/2037	20,576
1,600	(††††)	SLM Corp., 6.000%, 12/15/2043	26,844
120,000		SLM Corp., MTN, 5.050%, 11/14/2014	107,324
35,000		SLM Corp., MTN, 5.125%, 8/27/2012	34,479
228,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	217,960
10,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	8,011
115,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	111,516
75,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	68,577
30,000		SLM Corp., Series A, MTN, 5.400%, 10/25/2011	29,822
20,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	14,679
625,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	576,757
294,000		Sprint Capital Corp., 6.875%, 11/15/2028	244,020
320,000		Sprint Capital Corp., 6.900%, 5/01/2019	289,600

6

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$110,000	Sprint Capital Corp., 8.750%, 3/15/2032	$105,050
26,000	Sprint Nextel Corp., 6.000%, 12/01/2016	23,335
265,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	206,700
23,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	23,000
250,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	306,960
395,000	Time Warner, Inc., 6.625%, 5/15/2029	434,723
105,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	102,920
375,000	Toys R Us, Inc., 7.375%, 10/15/2018	352,500
3,150,000	TXU Corp., Series P, 5.550%, 11/15/2014	2,237,681
2,570,000	TXU Corp., Series Q, 6.500%, 11/15/2024	1,156,500
30,000	TXU Corp., Series R, 6.550%, 11/15/2034	13,350
1,775,000	U.S. Treasury Note, 1.000%, 12/31/2011	1,787,966
477,517	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	513,330
2,320,000	United Rentals North America, Inc., 7.000%, 2/15/2014	2,180,800
840,000	United Rentals North America, Inc., 7.750%, 11/15/2013	816,900
770,000	United States Steel Corp., 6.650%, 6/01/2037	662,200
50,000	USG Corp., 6.300%, 11/15/2016	43,125
230,000	USG Corp., 9.500%, 1/15/2018	227,700
62,000	Verizon Communications, Inc., 5.850%, 9/15/2035	63,954
5,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	4,422
140,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	158,313
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	108,858
185,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	242,350
230,000	Williams Cos., Inc. (The), 7.875%, 9/01/2021	263,601
74,000	Williams Cos., Inc. (The), Series A, 7.500%, 1/15/2031	78,715
24,000	Xerox Capital Trust I, 8.000%, 2/01/2027	24,129
125,000	Xerox Corp., 6.750%, 2/01/2017	140,664
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	23,311

		55,352,022

	Total Non-Convertible Bonds (Identified Cost $84,960,547)	88,062,551

Principal Amount (‡)	Description	Value (†)
Convertible Bonds – 1.3%
	United States – 1.3%
$125,000	Ford Motor Co., 4.250%, 11/15/2016	$155,781
1,125,000	Intel Corp., 3.250%, 8/01/2039, 144A	1,267,031
430,000	iStar Financial, Inc., 0.791%, 10/01/2012(e)	309,600
365,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	340,363
440,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	401,500
185,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	177,138
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(f)	208,281
200,000	NII Holdings, Inc., 3.125%, 6/15/2012	188,750
420,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	385,875
80,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	133,900

	Total Convertible Bonds (Identified Cost $3,446,099)	3,568,219

Municipals – 0.0%
	United States – 0.0%
135,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(f) (Identified Cost $134,987)	91,118

	Total Bonds and Notes (Identified Cost $88,541,633)	91,721,888

Bank Loans – 0.1%
	United States – 0.1%
1,958	Dole Food Company, Inc., Credit Link Deposit, 8.015%, 8/30/2010(g)	1,952
58,181	Hawaiian Telcom Communications, Inc., New Tranche C Term Loan, 4.750%, 5/30/2014(g)(h)	48,363
40,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.548%, 3/13/2014(g)	35,475
2,744	Sungard Data Systems, Inc., Tranche A, 2.100%, 2/28/2014(g)	2,576
60,343	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(g)	51,659
7,314	Tribune Company, Term Loan X, 5.000%, 6/04/2009(d)(g)(j)	4,330

	Total Bank Loans (Identified Cost $150,932)	144,355

Shares
Preferred Stocks – 0.4%
	United States – 0.4%
682	Ally Financial, Inc., Series G 144A, 7.000%	530,106
5,500	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250% (b)(k)	1,870

7

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)
	United States – continued
820	Lucent Technologies Capital Trust I, 7.750%	$594,090

	Total Preferred Stocks (Identified Cost $818,904)	1,126,066

Warrants – 0.1%
	United States – 0.1%
12,495	Valeant Pharmaceuticals International, Expiration 8/16/2010(b)(f)(i) (Identified Cost $0)	258,397

Principal Amount (‡)
Short-Term Investments – 0.9%
$5,057	Repurchase Agreement with State Street Corp., dated 6/30/2010 at 0.000% to be repurchased at $5,057 on 7/01/2010 collateralized by $5,000 U.S. Treasury Note, 3.125% due 4/30/2017 valued at $5,252 including accrued interest(l)	5,057
2,590,791	Tri-Party Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2010 at 0.000% to be repurchased at $2,590,791 on 7/01/2010 collateralized by $2,640,000 Federal National Mortgage Association, 2.000% due 12/16/2013 valued at $2,643,300 including accrued interest(l)	2,590,791

	Total Short-Term Investments (Identified Cost $2,595,848)	2,595,848

	Total Investments - 99.0% (Identified Cost $249,945,437)(a)	264,717,486
	Other assets less liabilities — 1.0%	2,592,503

	Net Assets — 100.0%	$267,309,989

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At June 30, 2010, approximately 20% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(††††)	Amount shown represents units. One unit represents a principal amount of 25.

8

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2010, the net unrealized appreciation on investments based on a cost of $250,021,218 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,447,222
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,750,954)

Net unrealized appreciation	$14,696,268

At September 30, 2009, the Fund had a capital loss carryforward of $54,290,711, which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $56,215,833. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	All or a portion of this security is held as collateral for open forward contracts.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(f)	Illiquid security. At June 30, 2010, the value of these securities amounted to $705,296 or 0.3% of net assets.
(g)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2010.
(h)	All or a portion of interest payment is paid-in-kind.

(i)	Fair valued security by the Fund’s investment adviser. At June 30, 2010 the value of this security amounted to $258,397 or 0.1% of net assets.

(j)	Issuer has filed for bankruptcy.

(k)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the total value of these securities amounted to $15,107,797 or 5.7% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts require the movement of cash or securities to or from the counterparty as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Buy	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	09/15/2010	Danish Krone	4,060,000	$666,661	$4,602
Buy[2]	09/23/2010	Indian Rupee	17,250,000	368,074	(8,234)
Sell[2]	09/23/2010	Indian Rupee	17,250,000	368,074	2,057
Buy[3]	09/22/2010	Malaysian Ringgit	1,250,000	384,678	8,059
Buy[1]	09/13/2010	South Korean Won	780,000,000	636,802	12,008
Buy[4]	09/13/2010	South Korean Won	870,000,000	710,286	12,891

					$31,383

[1]	Counterparty is Barclays Bank PLC.
[2]	Counterparty is UBS
[3]	Counterparty is JPMorgan Chase Bank.
[4]	Counterparty is Credit Suisse.

9

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,449,786	$—	$2,449,786
Bermuda	2,569,733	—	—	2,569,733
Brazil	16,664,096	—	—	16,664,096
Cayman Islands	8,463,135	—	—	8,463,135
Chile	4,209,867	—	—	4,209,867
China	—	1,954,935	—	1,954,935
Germany	—	10,454,536	—	10,454,536
Hong Kong	—	5,606,553	—	5,606,553
Indonesia	—	1,993,012	—	1,993,012
Japan	—	1,649,453	—	1,649,453
Korea	—	3,623,176	—	3,623,176
Mexico	2,413,002	—	—	2,413,002
Netherlands Antilles	2,237,784	—	—	2,237,784
Spain	—	2,559,744	—	2,559,744
Sweden	—	3,044,185	—	3,044,185
Switzerland	—	3,757,487	—	3,757,487
Turkey	—	2,653,529	—	2,653,529
United Kingdom	—	11,925,439	—	11,925,439
United States	80,641,480	—	—	80,641,480

Total Common Stocks	117,199,097	51,671,835	—	168,870,932

Bonds and Notes
Non-Convertible Bonds
Korea	—	632,169	344,251	976,420
Netherlands	—	597,142	61,137	658,279
All Other Non-Convertible Bonds*	—	86,427,852	—	86,427,852

Total Non-Convertible Bonds	—	87,657,163	405,388	88,062,551

Convertible Bonds*	—	3,568,219	—	3,568,219
Municipals *	—	91,118	—	91,118

Total Bonds and Notes	—	91,316,500	405,388	91,721,888

Bank Loans*	—	144,355	—	144,355
Preferred Stocks*	—	1,126,066	—	1,126,066
Warrants*	—	—	258,397	258,397
Short-Term Investments	—	2,595,848	—	2,595,848

Total Investments	117,199,097	146,854,604	663,785	264,717,486

10

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Asset Valuation Inputs - continued

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized appreciation)*	$—	$39,617	$—	$39,617

Total	$117,199,097	$146,894,221	$663,785	$264,757,103

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)*	$—	$(8,234)	$—	$(8,234)

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of

June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
Korea	$—	$—	$—	$(9,891)	$354,142	$—	$—	$344,251
Netherlands	—	—	—	(435)	61,572	—	—	61,137
United States	859,552	—	—	—	—	—	(859,552)	—
Convertible Bonds
United States	227,900	—	—	—	—	—	(227,900)	—
Warrants
United States	—	—	—	258,397	—	—	—	258,397

Total	$1,087,452	$—	$—	$248,071	$415,714	$—	$(1,087,452)	$663,785

Securities valued at $1,087,452 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. For the period ended June 30, 2010, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain contingent features that allow the counterparties to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such contingent features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value.

11

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Industry Summary at June 30, 2010 (Unaudited)

Commercial Banks	6.4%
Computers & Peripherals	5.4
Semiconductors & Semiconductor Equipment	4.7
Internet Software & Services	3.6
Personal Products	3.6
Automobiles	3.3
Treasuries	3.3
Internet & Catalog Retail	3.2
Sovereigns	3.0
Hotels, Restaurants & Leisure	2.9
Beverages	2.8
Multiline Retail	2.8
Automotive	2.7
Non-Captive Diversified	2.7
Machinery	2.4
Energy Equipment & Services	2.4
Airlines	2.1
Electric	2.0
IT Services	2.0
Wirelines	2.0
Other Investments, less than 2% each	34.8
Short-Term Investments	0.9

Total Investments	99.0
Other assets less liabilities (including open forward foreign currency contracts)	1.0

Net Assets	100.0%

Currency Exposure at June 30, 2010 as a Percentage of Net Assets (Unaudited)

United States Dollar	65.1%
Euro	7.6
Brazilian Real	7.0
British Pound	5.1
Hong Kong Dollar	2.8
Other, less than 2% each	11.4

Total Investments	99.0
Other assets less liabilities (including open forward foreign currency contracts)	1.0

Net Assets	100.0%

12

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 99.6% of Net Assets
	Air Freight & Logistics – 7.1%
76,813	Expeditors International of Washington, Inc.	$2,650,817
62,944	United Parcel Service, Inc., Class B	3,580,884

		6,231,701

	Beverages – 3.9%
42,450	Coca-Cola Co. (The)	2,127,594
20,844	Diageo PLC, Sponsored ADR	1,307,753

		3,435,347

	Biotechnology – 8.5%
65,876	Amgen, Inc.(b)	3,465,078
83,834	Biogen Idec, Inc.(b)	3,977,923

		7,443,001

	Capital Markets – 7.4%
15,182	Franklin Resources, Inc.	1,308,536
74,458	Legg Mason, Inc.	2,087,058
151,719	SEI Investments Co.	3,088,999

		6,484,593

	Communications Equipment – 6.8%
156,160	Cisco Systems, Inc.(b)	3,327,769
79,177	QUALCOMM, Inc.	2,600,173

		5,927,942

	Consumer Finance – 4.5%
98,457	American Express Co.	3,908,743

	Energy Equipment & Services – 3.0%
40,317	Schlumberger Ltd.	2,231,143
30,971	Weatherford International Ltd.(b)	406,959

		2,638,102

	Health Care Equipment & Supplies – 4.9%
45,251	Medtronic, Inc.	1,641,254
48,728	Zimmer Holdings, Inc.(b)	2,633,748

		4,275,002

	Health Care Providers & Services – 0.5%
8,898	WellPoint, Inc.(b)	435,379

	Household Products – 3.5%
24,759	Clorox Co. (The)	1,539,019
25,701	Procter & Gamble Co. (The)	1,541,546

		3,080,565

	Internet & Catalog Retail – 8.2%
53,433	Amazon.com, Inc.(b)	5,838,090
28,525	Blue Nile, Inc.(b)	1,342,957

		7,181,047

	Internet Software & Services – 6.4%
12,680	Google, Inc., Class A(b)	5,641,966

	IT Services – 8.6%
33,704	Automatic Data Processing, Inc.	1,356,923
87,215	Visa, Inc., Class A	6,170,461

		7,527,384

	Media – 2.2%
56,388	Omnicom Group, Inc.	1,934,108

	Multiline Retail – 0.8%
14,615	Target Corp.	718,620

	Oil, Gas & Consumable Fuels – 0.4%
2,449	Chevron Corp.	166,189
3,801	ConocoPhillips	186,591

		352,780

Shares	Description	Value (†)
	Pharmaceuticals – 6.2%
64,810	Merck & Co., Inc.	$2,266,406
65,208	Novartis AG, ADR	3,150,850

		5,417,256

	Semiconductors & Semiconductor Equipment – 4.8%
133,440	Altera Corp.	3,310,647
31,248	Analog Devices, Inc.	870,569

		4,181,216

	Software – 9.7%
40,058	FactSet Research Systems, Inc.	2,683,485
82,958	Microsoft Corp.	1,908,864
181,388	Oracle Corp.	3,892,586

		8,484,935

	Specialty Retail – 2.2%
44,697	Home Depot, Inc. (The)	1,254,645
30,552	Lowe’s Cos., Inc.	623,872

		1,878,517

	Total Common Stocks (Identified Cost $89,278,368)	87,178,204

Principal Amount
Short-Term Investments – 0.6%
$504,714	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $504,714 on 7/01/2010 collateralized by $455,000 Federal Home Loan Mortgage Corp., 4.750% due 11/17/2015 valued at $515,288 including accrued interest(c) (Identified Cost $504,714)	504,714

	Total Investments - 100.2% (Identified Cost $89,783,082)(a)	87,682,918
	Other assets less liabilities — (0.2)%	(135,306)

	Net Assets — 100.0%	$87,547,612

1

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At June 30, 2010, the net unrealized depreciation on investments based on a cost of $89,783,082 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,805,321
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,905,485)

Net unrealized depreciation	$(2,100,164)

At September 30, 2009, the Fund had a capital loss carryforward of $72,936,734 of which $9,606,459 expires on September 30, 2010; $6,192,314 expires on September 30, 2011; $75,866 expires on September 30, 2016 and $57,062,095 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $57,669,601. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks
	$87,178,204	$—	$—	$87,178,204
Short-Term Investments	—	504,714	—	504,714

Total	$87,178,204	$504,714	$—	$87,682,918

*	Major categories of the Fund’s investments are included above.

Industry Summary at June 30, 2010 (Unaudited)

Software	9.7%
IT Services	8.6
Biotechnology	8.5
Internet & Catalog Retail	8.2
Capital Markets	7.4
Air Freight & Logistics	7.1
Communications Equipment	6.8
Internet Software & Services	6.4
Pharmaceuticals	6.2
Health Care Equipment & Supplies	4.9
Semiconductors & Semiconductor Equipment	4.8
Consumer Finance	4.5
Beverages	3.9
Household Products	3.5
Energy Equipment & Services	3.0
Media	2.2
Specialty Retail	2.2
Other Investments, less than 2% each	1.7
Short-Term Investments	0.6

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

3

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 79.8% of Net Assets
Non-Convertible Bonds — 60.8%
	ABS Home Equity — 1.9%
$400,000	Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M2, 0.807%, 7/25/2035(b)	$249,060
700,000	Asset Backed Funding Certificates, Series 2006-HE1, Class A2B, 0.457%, 1/25/2037(b)	369,361
225,000	Bear Stearns Asset Backed Securities Trust, Series 2004-HE7, Class M2, 1.497%, 8/25/2034(b)	138,314
125,000	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, 0.847%, 5/25/2034(b)	85,886
505,141	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, 0.947%, 10/25/2034(b)	289,280
725,000	GSAMP Trust, Series 2006-HE5, Class A2C, 0.497%, 8/25/2036(b)	300,290
90,121	Ownit Mortgage Loan Asset Backed Certificates, Series 2006-2, Class A2B, 5.633%, 1/25/2037	60,291
400,000	Park Place Securities, Inc., Series 2004-WCW2, Class M2, 0.997%, 10/25/2034(b)	241,963
969,936	Residential Asset Mortgage Products, Inc., Series 2006-RZ5, Class A2, 0.527%, 8/25/2046(b)	833,621
275,000	Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.997%, 12/26/2034(b)	176,640

		2,744,706

	Aerospace & Defense — 0.0%
55,000	Oshkosh Corp., 8.250%, 3/01/2017	57,200
	Airlines — 1.2%
37,277	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	33,922
292,405	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	299,715
506,395	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	476,011
178,434	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022	164,159
726,020	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	780,472

		1,754,279

	Automotive — 1.9%
40,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	38,400
450,000	FCE Bank PLC, EMTN, 7.875%, 2/15/2011, (GBP)	677,388

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$420,000	Ford Motor Co., 6.375%, 2/01/2029	$321,300
1,220,000	Ford Motor Co., 6.625%, 10/01/2028	963,800
65,000	Ford Motor Co., 6.625%, 2/15/2028	51,025
40,000	Ford Motor Co., 7.500%, 8/01/2026	34,200
150,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	153,389
635,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	541,337

		2,780,839

	Banking — 0.9%
12,176,250,000	JPMorgan Chase Bank NA, EMTN, 144A, Zero Coupon, 10/17/2011, (IDR)	1,236,296

	Building Materials — 1.0%
50,000	Masco Corp., 6.500%, 8/15/2032	42,269
345,000	Masco Corp., 7.750%, 8/01/2029	332,636
985,000	USG Corp., 6.300%, 11/15/2016	849,562
75,000	USG Corp., 9.500%, 1/15/2018	74,250
65,000	USG Corp., 144A, 9.750%, 8/01/2014	67,600

		1,366,317

	Chemicals — 0.9%
855,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	666,900
730,000	Reichhold Industries, Inc., 144A, 9.000%, 8/15/2014	642,400

		1,309,300

	Collateralized Mortgage Obligations — 1.8%
418,458	Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.607%, 1/25/2036(b)	232,928
321,731	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.923%, 11/25/2035(b)	277,118
535,786	Impac CMB Trust, Series 2005-3, Class A1, 0.587%, 8/25/2035(b)	362,232
217,732	Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 5.202%, 4/25/2035(b)	188,839
704,212	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.847%, 1/25/2036(b)	445,291
577,487	Lehman Mortgage Trust, Series 2006-6, Class 5A1, 0.847%, 12/25/2036(b)	415,592
635,656	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.467%, 7/25/2037(b)(c)	254,961

1

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$318,366	Master Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.981%, 3/25/2035(b)	$273,707
177,241	Sequoia Mortgage Trust, Series 2007-2, Class 1A1, 0.558%, 6/20/2036(b)	122,328

		2,572,996

	Commercial Mortgage-Backed Securities — 0.1%
100,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.830%, 9/15/2039(b)	95,013

	Construction Machinery — 0.8%
1,055,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	1,048,406
15,000	United Rentals North America, Inc., 7.750%, 11/15/2013	14,588

		1,062,994

	Consumer Cyclical Services — 0.2%
420,000	ServiceMaster Co., 7.450%, 8/15/2027	312,900

	Consumer Products — 1.3%
1,970,000	Acco Brands Corp., 7.625%, 8/15/2015	1,812,400

	Electric — 2.3%
35,000	AES Corp. (The), 8.000%, 10/15/2017	35,350
207,403	AES Ironwood LLC, 8.857%, 11/30/2025	198,070
22,366	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	22,087
375,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	249,375
180,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	103,500
815,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	563,369
2,230,000	Edison Mission Energy, 7.625%, 5/15/2027	1,265,525
140,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(d)	82,600
195,000	TXU Corp., Series P, 5.550%, 11/15/2014	138,523
1,015,000	TXU Corp., Series Q, 6.500%, 11/15/2024	456,750
370,000	TXU Corp., Series R, 6.550%, 11/15/2034	164,650

		3,279,799

	Food & Beverage — 0.5%
700,000	Marfrig Overseas Ltd., 144A, 9.500%, 5/04/2020	686,000

	Gaming — 1.4%
160,000	Harrah’s Operating Co. Inc., 10.000%, 12/15/2018	131,200
470,000	MGM Resorts International, 5.875%, 2/27/2014	372,475

Principal Amount (‡)	Description	Value (†)
	Gaming — continued
$1,870,000	MGM Resorts International, 7.500%, 6/01/2016	$1,472,625

		1,976,300

	Government Owned - No Guarantee — 0.2%
400,000	DP World Ltd., 144A, 6.850%, 7/02/2037	318,195

	Healthcare — 3.3%
165,000	Boston Scientific Corp., 7.000%, 11/15/2035	160,039
165,000	Boston Scientific Corp., 7.375%, 1/15/2040	167,288
35,000	HCA, Inc., 7.050%, 12/01/2027	29,750
630,000	HCA, Inc., 7.500%, 12/15/2023	557,550
700,000	HCA, Inc., 7.500%, 11/06/2033	598,500
40,000	HCA, Inc., 7.690%, 6/15/2025	35,800
480,000	HCA, Inc., 8.360%, 4/15/2024	446,400
670,000	HCA, Inc., MTN, 7.580%, 9/15/2025	589,600
1,685,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,436,462
900,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	702,000

		4,723,389

	Home Construction — 3.2%
400,000	Corporacion GEO SAB de CV, 144A, 9.250%, 6/30/2020	399,480
410,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	402,825
1,790,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	1,584,150
1,925,000	Pulte Group, Inc., 6.000%, 2/15/2035	1,405,250
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	381,150
380,000	Pulte Group, Inc., 7.875%, 6/15/2032	329,650

		4,502,505

	Independent Energy — 2.1%
620,000	Connacher Oil and Gas Ltd., 144A, 10.250%, 12/15/2015	612,250
1,505,000	SandRidge Energy, Inc., 144A, 8.000%, 6/01/2018	1,425,987
1,065,000	Swift Energy Co., 7.125%, 6/01/2017	982,463

		3,020,700

	Industrial Other — 0.5%
530,000	Corp Pesquera Inca SAC, 144A, 9.000%, 2/10/2017	518,075
140,000	Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	126,000

		644,075

2

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Integrated Energy — 0.0%
$50,000	BP Capital Markets PLC, 4.750%, 3/10/2019	$41,534

	Lodging — 0.1%
170,000	Felcor Lodging LP, 10.000%, 10/01/2014	177,650

	Media Cable — 0.2%
325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 144A, 7.875%, 4/30/2018	326,625

	Media Non-Cable — 1.5%
240,000	Clear Channel Communications, Inc., 4.400%, 5/15/2011	228,000
745,000	Clear Channel Communications, Inc., 5.000%, 3/15/2012	635,112
595,000	Clear Channel Communications, Inc., 6.250%, 3/15/2011	572,688
20,000	Clear Channel Communications, Inc., 7.650%, 9/15/2010	19,900
175,000	Intelsat Corp., 6.875%, 1/15/2028	141,750
320,000	Intelsat Luxembourg SA, 11.250%, 2/04/2017	324,000
290,000	Intelsat SA, 6.500%, 11/01/2013	273,325

		2,194,775

	Metals & Mining — 0.5%
360,000	Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	306,000
125,000	United States Steel Corp., 7.000%, 2/01/2018	123,594
315,000	United States Steel Corp., 7.375%, 4/01/2020	311,456

		741,050

	Non-Captive Consumer — 0.7%
1,000,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	796,250
10,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	8,011
5,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	3,670
245,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	226,089

		1,034,020

	Non-Captive Diversified — 4.2%
139,000	Ally Financial, Inc., 8.000%, 11/01/2031	128,228
20,000	CIT Group, Inc., 7.000%, 5/01/2015	18,450
1,880,000	CIT Group, Inc., 7.000%, 5/01/2016	1,715,500
1,075,000	CIT Group, Inc., 7.000%, 5/01/2017	967,500
1,300,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	937,564

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
660,000	General Motors Acceptance Corp. of Canada Ltd., EMTN, 7.125%, 9/13/2011, (AUD)	$531,612
35,000	International Lease Finance Corp., 5.875%, 5/01/2013	32,288
335,000	International Lease Finance Corp., 144A, 8.625%, 9/15/2015	317,413
1,105,000	International Lease Finance Corp., 144A, 8.750%, 3/15/2017	1,046,987
165,000	International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013	150,975
30,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	27,075
80,000	iStar Financial, Inc., 5.850%, 3/15/2017	56,000
10,000	iStar Financial, Inc., 5.875%, 3/15/2016	7,000
15,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	11,850

		5,948,442

	Oil Field Services — 1.4%
235,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	203,275
420,000	Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014	387,450
490,000	Basic Energy Services, Inc., 7.125%, 4/15/2016	406,700
350,000	Compagnie Generale de Geophysique-Veritas, 9.500%, 5/15/2016	355,250
30,000	Key Energy Services, Inc., 8.375%, 12/01/2014	29,812
265,000	Parker Drilling Co., 144A, 9.125%, 4/01/2018	251,750
385,000	Pioneer Drilling Co., 144A, 9.875%, 3/15/2018	377,300

		2,011,537

	Pipelines — 1.9%
2,285,000	El Paso Corp., 6.950%, 6/01/2028	2,045,751
405,000	El Paso Corp., 7.420%, 2/15/2037	364,403
110,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	108,714
235,000	El Paso Corp., GMTN, 8.050%, 10/15/2030	232,320

		2,751,188

	Refining — 0.5%
150,000	Petroplus Finance Ltd., 144A, 6.750%, 5/01/2014	130,500
745,000	Petroplus Finance Ltd., 144A, 7.000%, 5/01/2017	607,175

		737,675

3

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Retailers — 1.2%
$250,000		Dillard’s, Inc., 6.625%, 1/15/2018	$227,500
105,000		Dillard’s, Inc., 7.130%, 8/01/2018	98,700
279,000		J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	263,655
140,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	131,600
30,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	27,675
210,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	202,125
805,000		Toys R Us, Inc., 7.375%, 10/15/2018	756,700

			1,707,955

		Sovereigns — 4.3%
502,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,134,216
3,000,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,676,593
7,970,000		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	38,446
5,275,000		Republic of Iceland, 13.750%, 12/10/2010, (ISK)	25,653
4,674,315		Republic of Uruguay, 4.250%, 4/05/2027, (UYU)	237,085

			6,111,993

		Supermarkets — 1.6%
315,000		American Stores Co., 8.000%, 6/01/2026	267,750
750,000		New Albertson’s, Inc., 7.450%, 8/01/2029	622,500
955,000		New Albertson’s, Inc., 7.750%, 6/15/2026	792,650
130,000		New Albertson’s, Inc., 8.000%, 5/01/2031	112,450
15,000		New Albertson’s, Inc., 8.700%, 5/01/2030	13,650
735,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	536,550

			2,345,550

		Supranational — 2.0%
17,499,000,000		European Investment Bank, EMTN, 144A, Zero Coupon, 4/24/2013, (IDR)	1,595,469
1,500,000,000		International Bank for Reconstruction & Development, EMTN, 2.300%, 2/26/2013, (KRW)	1,235,387

			2,830,856

		Technology — 4.0%
85,000		Advanced Micro Devices, Inc., 144A, 8.125%, 12/15/2017	84,575
1,090,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	719,400
1,930,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,273,800

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$805,000	Amkor Technology, Inc., 144A, 7.375%, 5/01/2018	$780,850
2,525,000	First Data Corp., 9.875%, 9/24/2015	1,919,000
240,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	219,000
340,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	227,800
560,000	Nortel Networks Ltd., 6.875%, 9/01/2023(e)	151,200
355,000	Xerox Capital Trust I, 8.000%, 2/01/2027	356,911

		5,732,536

	Textile — 0.2%
375,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	300,469

	Transportation Services — 0.5%
275,000	APL Ltd., Senior Note, 8.000%, 1/15/2024(d)	178,750
5,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.750%, 5/15/2016	4,669
640,000	Overseas Shipholding Group, Senior Note, 7.500%, 2/15/2024	550,400

		733,819

	Treasuries — 0.0%
58,861	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	29,538

	Wireless — 3.5%
1,443,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	1,370,850
944,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	914,500
1,080,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	1,001,700
2,061,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,710,630
55,000	Sprint Capital Corp., 6.900%, 5/01/2019	49,775
20,000	Sprint Capital Corp., 8.750%, 3/15/2032	19,100

		5,066,555

	Wirelines — 7.0%
100,000	Axtel SAB de CV, 144A, 9.000%, 9/22/2019	89,000
900,000	Bakrie Telecom Pte Ltd., 144A, 11.500%, 5/07/2015	873,000
65,000	Cincinnati Bell Telephone Co., 6.300%, 12/01/2028	44,850
530,000	Cincinnati Bell, Inc., 7.000%, 2/15/2015	496,875
1,611,153	FairPoint Communications, Inc., 13.125%, 4/02/2018(e)	145,004
95,000	Frontier Communications Corp., 7.000%, 11/01/2025	80,513
30,000	Frontier Communications Corp., 7.125%, 3/15/2019	27,750

4

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$1,245,000	Frontier Communications Corp., 7.875%, 1/15/2027	$1,123,612
605,000	Frontier Communications Corp., 9.000%, 8/15/2031	561,137
80,000	Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(e)	8
770,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	666,050
495,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	449,212
2,860,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	2,645,500
425,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	399,500
1,445,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028	1,221,025
275,000	Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	258,500
10,000	Qwest Corp., 6.875%, 9/15/2033	9,175
975,000	Windstream Corp., 7.875%, 11/01/2017	951,844

		10,042,555

	Total Non-Convertible Bonds (Identified Cost $84,068,083)	87,122,525

Convertible Bonds — 19.0%
	Airlines — 0.7%
980,000	UAL Corp., 4.500%, 6/30/2021	951,776

	Automotive — 1.7%
410,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	317,750
1,720,000	Ford Motor Co., 4.250%, 11/15/2016	2,143,550

		2,461,300

	Diversified Manufacturing — 1.2%
410,000	Owens-Brockway Glass Container, Inc., 144A, 3.000%, 6/01/2015	376,688
1,720,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,320,100

		1,696,788

	Healthcare — 1.9%
1,555,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	1,323,694
1,803,000	Omnicare, Inc., 3.250%, 12/15/2035	1,491,982

		2,815,676

	Independent Energy — 0.7%
475,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	342,594

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$785,000	Penn Virginia Corp., 4.500%, 11/15/2012	$732,012

		1,074,606

	Metals & Mining — 0.4%
555,000	Peabody Energy Corp., 4.750%, 12/15/2066	541,125

	Pharmaceuticals — 2.5%
475,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	748,125
840,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	1,228,500
785,000	Kendle International, Inc., 3.375%, 7/15/2012	722,200
505,000	Valeant Pharmaceuticals International, Subordinated Note, 4.000%, 11/15/2013	845,244

		3,544,069

	Technology — 6.5%
995,000	Advanced Micro Devices, Inc., 6.000%, 5/01/2015	945,250
1,580,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	1,331,150
15,000	Ciena Corp., 0.250%, 5/01/2013	12,131
1,890,000	Ciena Corp., 0.875%, 6/15/2017	1,174,162
40,000	Ciena Corp., 4.000%, 3/15/2015	37,350
3,515,000	Intel Corp., 2.950%, 12/15/2035	3,339,250
345,000	JDS Uniphase Corp., 1.000%, 5/15/2026	304,463
1,330,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	1,240,225
188,000	Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(d)	184,240
640,000	Micron Technology, Inc., 1.875%, 6/01/2014	562,400
280,000	Nortel Networks Corp., 2.125%, 4/15/2014(e)	217,700

		9,348,321

	Textile — 0.1%
115,000	Iconix Brand Group, Inc., 1.875%, 6/30/2012	106,950

	Wireless — 1.0%
80,000	NII Holdings, Inc., 2.750%, 8/15/2025	79,900
1,435,000	NII Holdings, Inc., 3.125%, 6/15/2012	1,354,281

		1,434,181

	Wirelines — 2.3%
2,235,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	2,039,437
459,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	439,493

5

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$815,000	Level 3 Communications, Inc., 144A, 7.000%, 3/15/2015(d)	$789,531

		3,268,461

	Total Convertible Bonds (Identified Cost $24,285,976)	27,243,253

	Total Bonds and Notes (Identified Cost $108,354,059)	114,365,778

Bank Loans — 0.9%
	Media Non-Cable — 0.1%
224,012	Tribune Company, Term Loan X, 5.000%, 6/04/2009(e)(g)(h)	132,615

	Printing & Publishing — 0.2%
370,228	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(h)	316,948

	Technology — 0.0%
2,401	Sungard Data Systems, Inc., Tranche A, 2.100%, 2/28/2014(h)	2,253

	Wirelines — 0.6%
763,371	FairPoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(e)(h)	509,169
36,118	Hawaiian Telcom Communications, Inc., New Tranche C Term Loan, 4.750%, 5/30/2014(h)(i)	30,023
250,000	Level 3 Financing, Inc., Add on Term Loan, 11.500%, 3/13/2014(h)	268,125
25,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.548%, 3/13/2014(h)	22,172

		829,489

	Total Bank Loans (Identified Cost $1,330,036)	1,281,305

Shares
Preferred Stocks — 1.8%
Convertible Preferred Stocks — 1.6%
	Automotive — 0.0%
450	Ford Motor Co. Capital Trust II, 6.500%(j)	19,868

	Capital Markets — 0.6%
26,890	Newell Financial Trust I, 5.250%	941,150

	Diversified Financial Services — 0.1%
3,732	Sovereign Capital Trust IV, 4.375%	118,025

	Electric Utilities — 0.2%
6,475	AES Trust III, 6.750%	280,448

	Machinery — 0.1%
2,550	United Rentals Trust I, 6.500%	77,297

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 0.2%
9,500	El Paso Energy Capital Trust I, 4.750%	$344,375

	Semiconductors & Semiconductor Equipment — 0.4%
799	Lucent Technologies Capital Trust I, 7.750%	578,875

	Total Convertible Preferred Stocks (Identified Cost $2,195,579)	2,360,038

Non-Convertible Preferred Stocks — 0.2%
	Banking — 0.2%
274	Ally Financial, Inc., Series G, 144A, 7.000%	212,975

	Thrifts & Mortgage Finance — 0.0%
3,250	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(j)(k)	1,105

	Total Non-Convertible Preferred Stocks (Identified Cost $131,792)	214,080

	Total Preferred Stocks (Identified Cost $2,327,371)	2,574,118

Common Stocks — 0.7%
	Biotechnology — 0.2%
8,147	Vertex Pharmaceuticals, Inc.(j)	268,036

	Chemicals — 0.0%
1,087	Ashland, Inc.	50,459

	Household Durables — 0.0%
1,775	KB Home	19,525

	Media — 0.0%
388	Dex One Corp.(j)	7,372

	Oil, Gas & Consumable Fuels — 0.3%
35,176	El Paso Corp.	390,805

	Pharmaceuticals — 0.2%
6,875	Merck & Co., Inc.	240,419

	Total Common Stocks (Identified Cost $920,531)	976,616

Closed-End Investment Companies — 0.0%
2,073	Morgan Stanley Emerging Markets Debt Fund, Inc.	20,606
1,772	Western Asset High Income Opportunity Fund, Inc.	10,561

	Total Closed-End Investment Companies (Identified Cost $28,644)	31,167

6

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 17.0%
$28,407	Repurchase Agreement with State Street Corporation, dated 6/30/2010 at 0.000% to be repurchased at $28,407 on 7/01/2010, collateralized by $30,000 U.S. Treasury Note, 3.125% due 4/30/2017 valued at $31,515 including accrued interest(l)	$28,407
24,408,932	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $24,408,932 on 7/01/2010, collateralized by $24,870,000 Federal Home Loan Bank, 0.420% due 9/21/2010 valued at $24,901,088 including accrued interest(l)	24,408,932

	Total Short-Term Investments (Identified Cost $24,437,339)	24,437,339

	Total Investments — 100.2% (Identified Cost $137,397,980)(a)	143,666,323
	Other assets less liabilities — (0.2)%	(270,676)

	Net Assets — 100.0%	$143,395,647

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $137,416,204 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,066,963
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,816,844)

Net unrealized appreciation	$6,250,119

7

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

At September 30, 2009, the Fund had a capital loss carryforward of $26,859,746 of which $26,826,634 expires on September 30, 2010 and $33,112 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $2,276,152. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(c)	The issuer has made partial payments with respect to interest and/or principal. Income is not being accrued.
(d)	Illiquid security. At June 30, 2010, the value of these securities amounted to $1,235,121 or 0.9% of net assets.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Issuer has filed for bankruptcy.
(h)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2010.
(i)	All or a portion of interest payment is paid-in-kind.
(j)	Non-income producing security.
(k)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $14,198,121 or 9.9% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
SGD	Singapore Dollar
UYU	Uruguayan Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Electric	$—	$3,176,299	$103,500	$3,279,799
Treasuries	—	—	29,538	29,538
All Other Non-Convertible Bonds*	—	83,813,188	—	83,813,188
Total Non-Convertible Bonds	—	86,989,487	133,038	87,122,525
Convertible Bonds*	—	27,243,253	—	27,243,253
Total Bonds and Notes	—	114,232,740	133,038	114,365,778
Bank Loans*	—	1,281,305	—	1,281,305
Preferred Stocks
Convertible Preferred Stocks
Automotive	19,868	—	—	19,868
All Other Convertible Preferred Stocks*	—	2,340,170	—	2,340,170
Total Convertible Preferred Stocks	19,868	2,340,170	—	2,360,038
Non-Convertible Preferred Stocks*	—	214,080	—	214,080
Total Preferred Stocks	19,868	2,554,250	—	2,574,118
Common Stocks*	976,616	—	—	976,616
Closed-End Investment Companies	31,167	—	—	31,167
Short-Term Investments	—	24,437,339	—	24,437,339
Total	$1,027,651	$142,505,634	$133,038	$143,666,323

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$389,767	$—	$—	$—	$—	$—	$(389,767)	$—
Electric	—	374	—	(20,174)	—	123,300	—	103,500
Non-Captive Consumer	497,545	7,243	(19,550)	37,378	(522,616)	—	—	—
Non-Captive Diversified	478,858	—	—	—	—	—	(478,858)	—
Supranational	678,290	—	—	—	—	—	(678,290)	—
Technology	900,000	4,241	302,588	(140,839)	(1,065,990)	—	—	—
Treasuries	—	1,251	—	(14,642)	42,929	—	—	29,538
Wirelines	970,125	504	—	(9,448)	(961,181)	—	—	—
Convertible Bonds
Technology	196,560	—	—	—	—	—	(196,560)	—
Wirelines	863,900	—	—	—	—	—	(863,900)	—

Total	$4,975,045	$12,362	$283,038	$(147,835)	$(2,505,497)	$123,300	$(2,607,375)	$133,038

Securities valued at $2,607,375 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

Securities valued at $123,300 were transferred from Level 2 to Level 3 during the period ended June 30, 2010. At September 30, 2009, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at June 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2010 (Unaudited)

Technology	10.5%
Wirelines	9.9
Healthcare	5.2
Wireless	4.5
Sovereigns	4.3
Non-Captive Diversified	4.2
Automotive	3.6
Home Construction	3.2
Independent Energy	2.8
Pharmaceuticals	2.7
Electric	2.3
Supranational	2.0
Other Investments, less than 2% each	28.0
Short-Term Investments	17.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

9

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)		Description	Value (†)
Bonds and Notes — 96.9% of Net Assets
Non-Convertible Bonds — 96.2%
		Australia — 3.1%
200,000		Australia & New Zealand Banking Group Ltd., EMTN, 2.625%, 11/16/2012, (EUR)	$248,443
200,000		National Australia Bank Ltd., EMTN, 3.500%, 1/23/2015, (EUR)	251,095
505,000		New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	428,960

			928,498

		Belgium — 0.6%
100,000		Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	169,072

		Brazil — 1.2%
192,786	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	103,896
100,000		NET Servicos de Comunicacao SA, 144A, 7.500%, 1/27/2020	104,500
250,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	139,716

			348,112

		Canada — 8.3%
225,000		Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	210,898
85,000		Canadian Government, 2.000%, 9/01/2012, (CAD)	80,624
805,000		Canadian Government, 4.500%, 6/01/2015, (CAD)(b)	832,480
165,000		Corus Entertainment, Inc., 144A, 7.250%, 2/10/2017, (CAD)	157,847
200,000		Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	260,606
25,000,000		Province of Quebec Canada, 1.600%, 5/09/2013, (JPY)	290,519
150,000		Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	191,148
200,000		Province of Quebec Canada, EMTN, 3.625%, 2/10/2015, (EUR)	259,474
200,000		Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	194,009

			2,477,605

		Cayman Islands — 1.8%
60,000		DASA Finance Corp., 144A, 8.750%, 5/29/2018	64,950
119,000		Fibria Overseas Finance Ltd., 144A, 7.500%, 5/04/2020	120,785
200,000		Hutchison Whampoa Finance Ltd., 4.625%, 9/21/2016, (EUR)	254,771
100,000		Odebrecht Finance Ltd., 144A, 7.000%, 4/21/2020	101,620

			542,126

		Denmark — 2.5%
4,100,000		Denmark Government Bond, 4.000%, 11/15/2015, (DKK)	746,650

Principal Amount (‡)	Description	Value (†)
	Finland — 3.2%
720,000	Finland Government Bond, 3.125%, 9/15/2014, (EUR)	$941,467

	France — 4.8%
100,000	Cie Financiere et Industrielle des Autoroutes, 5.250%, 4/30/2018, (EUR)	136,322
375,000	Government of France, 4.000%, 4/25/2013, (EUR)	495,387
305,000	Government of France, 4.250%, 10/25/2017, (EUR)	414,528
100,000	Lafarge SA, EMTN, 4.750%, 3/23/2020, (EUR)	110,708
50,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	59,253
70,000	Veolia Environnement, EMTN, 6.125%, 11/25/2033, (EUR)	100,803
100,000	Wendel, 4.875%, 5/26/2016, (EUR)	104,554

		1,421,555

	Germany — 16.2%
100,000	Bertelsmann AG, EMTN, 3.625%, 10/06/2015, (EUR)	123,021
185,000	Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010, (EUR)	227,356
110,000	Landesbank Baden-Wuerttemberg, 3.750%, 2/12/2014, (EUR)	143,817
105,000	Muenchener Hypothekenbank eG, 5.000%, 1/16/2012, (EUR)	135,655
370,000	Republic of Germany, 3.250%, 1/04/2020, (EUR)	479,914
1,080,000	Republic of Germany, 3.750%, 1/04/2017, (EUR)	1,464,209
965,000	Republic of Germany, 4.000%, 4/13/2012, (EUR)(b)	1,254,417
380,000	Republic of Germany, 4.500%, 1/04/2013, (EUR)	507,991
295,000	Republic of Germany, 6.500%, 7/04/2027, (EUR)	518,622

		4,855,002

	India — 0.6%
100,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	97,590
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 144A, 6.375%, 4/30/2022	92,001

		189,591

	Indonesia — 0.3%
100,000	Adaro Indonesia PT, 144A, 7.625%, 10/22/2019	101,000

	Ireland — 0.9%
30,000,000	Depfa ACS Bank, Series 686, EMTN, 1.650%, 12/20/2016, (JPY)	270,175

	Italy — 1.1%
100,000	Atlantia SpA, Series 5, EMTN, 5.625%, 5/06/2016, (EUR)	136,064

1

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Italy — continued
150,000		Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	$180,032

			316,096

		Japan — 14.8%
83,000,000		Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	974,042
103,000,000		Japan Government, 0.700%, 6/20/2014, (JPY)	1,185,747
160,000,000		Japan Government, 1.300%, 3/20/2019, (JPY)	1,875,939
35,000,000		Japan Government, 1.400%, 6/20/2011, (JPY)	400,612

			4,436,340

		Jersey — 0.3%
50,000		WPP PLC, 6.000%, 4/04/2017, (GBP)	79,153

		Luxembourg — 0.9%
150,000		Enel Finance International SA, EMTN, 5.625%, 8/14/2024, (GBP)	221,157
25,000		Telecom Italia Finance SA, EMTN, 7.750%, 1/24/2033, (EUR)	34,364

			255,521

		Mexico — 4.0%
160,000		Axtel SAB de CV, 144A, 9.000%, 9/22/2019	142,400
100,000		BBVA Bancomer SA, 144A, 7.250%, 4/22/2020	98,658
85,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	83,513
10,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	83,314
80,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	685,994
100,000		Mexichem SAB de CV, 144A, 8.750%, 11/06/2019	111,000

			1,204,879

		Netherlands — 0.8%
150,000		RWE Finance BV, EMTN, 5.500%, 7/06/2022, (GBP)	237,336

		Norway — 2.9%
275,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	45,940
4,885,000		Norwegian Government, 4.500%, 5/22/2019, (NOK)	829,623

			875,563

		Poland — 0.3%
80,000		Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	75,261

		Singapore — 2.0%
810,000		Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	608,767

		South Africa — 0.4%
150,000		Edcon Proprietary Ltd., 144A, 3.969%, 6/15/2014, (EUR)(c)	129,316

Principal Amount (‡)	Description	Value (†)
	Supranational — 5.7%
40,000,000	Asian Development Bank, EMTN, 2.350%, 6/21/2027, (JPY)	$492,524
44,000,000	European Investment Bank, 1.400%, 6/20/2017, (JPY)	516,869
260,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	253,562
921,000,000	European Investment Bank, EMTN, 144A, Zero Coupon, 4/24/2013, (IDR)	83,972
30,000,000	Nordic Investment Bank, Series C, GMTN, 1.700%, 4/27/2017, (JPY)	357,887

		1,704,814

	Sweden — 4.5%
2,540,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	393,573
5,100,000	Sweden Government Bond, 5.500%, 10/08/2012, (SEK)	713,072
200,000	Volvo Treasury AB, Series 225, EMTN, 5.000%, 5/31/2017, (EUR)	247,737

		1,354,382

	Switzerland — 0.4%
100,000	Credit Suisse London, EMTN, 5.125%, 9/18/2017, (EUR)	131,207

	United Arab Emirates — 0.3%
100,000	DP World Ltd., 144A, 6.850%, 7/02/2037	79,549

	United Kingdom — 8.1%
50,000	BAT International Finance PLC, EMTN, 5.375%, 6/29/2017, (EUR)	68,659
100,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	155,102
40,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	54,463
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	81,237
25,000	National Grid PLC, EMTN, 4.375%, 3/10/2020, (EUR)	31,487
75,000	National Grid PLC, EMTN, 5.000%, 7/02/2018, (EUR)	99,697
100,000	Rexam PLC, EMTN, 4.375%, 3/15/2013, (EUR)	126,796
100,000	Smiths Group PLC, 4.125%, 5/05/2017, (EUR)	124,190
50,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	65,731
45,000	United Kingdom Treasury, 4.000%, 9/07/2016, (GBP)	72,855
60,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	98,324
230,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	385,863
480,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	776,966
100,000	Virgin Media Secured Finance PLC, 144A, 7.000%, 1/15/2018, (GBP)	145,675

2

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — continued
100,000	Vodafone Group PLC, Series 25, EMTN, 5.375%, 6/06/2022, (EUR)	$132,411

		2,419,456

	United States — 6.2%
80,000	Ahold Finance USA, Inc., EMTN, 6.500%, 3/14/2017, (GBP)	133,201
50,000	Alcoa, Inc., 6.750%, 1/15/2028	47,493
100,000	BA Credit Card Trust, Series 04A1, 4.500%, 6/17/2016, (EUR)	127,295
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	70,443
100,000	Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013, (EUR)	124,993
15,000,000	Citigroup, Inc., 2.400%, 10/31/2025, (JPY)	141,248
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	68,735
55,000	HCA, Inc., 5.750%, 3/15/2014	51,150
45,000	HCA, Inc., 8.360%, 4/15/2024	41,850
200,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)	257,499
70,000	IPALCO Enterprises, Inc., 144A, 7.250%, 4/01/2016	71,575
955,000,000	JPMorgan Chase Bank NA, EMTN, 144A, Zero Coupon, 10/17/2011, (IDR)	96,964
100,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	111,000
95,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	148,291
50,000	Owens-Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	60,531
100,000	SLM Corp., Series 7, EMTN, 4.750%, 3/17/2014, (EUR)	108,536
100,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	122,784
50,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	65,500

		1,849,088

	Total Non-Convertible Bonds (Identified Cost $29,609,382)	28,747,581

Convertible Bonds — 0.7%
	United States — 0.7%
190,000	Advanced Micro Devices, Inc., 6.000%, 5/01/2015	180,500
50,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(d)	42,562

	Total Convertible Bonds (Identified Cost $215,278)	223,062

	Total Bonds and Notes (Identified Cost $29,824,660)	28,970,643

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 0.6%
$181,418	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $181,418 on 7/01/2010, collateralized by $165,000 Federal Home Loan Mortgage Corp., 4.750% due 11/17/2015 valued at $186,863 including accrued interest(e) (Identified Cost $181,418)$	$181,418

	Total Investments — 97.5% (Identified Cost $30,006,078)(a)	29,152,061
	Other assets less liabilities—2.5%	743,347

	Net Assets — 100.0%	$29,895,408

3

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized depreciation on investments based on a cost of $30,094,112 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$722,853
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,664,904)

Net unrealized depreciation	$(942,051)

At September 30, 2009 post-October capital loss deferrals were $45,041. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b)	All or a portion of this security is held as collateral for forward foreign currency contracts.
(c)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $1,701,812 or 5.7% of net assets.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note

4

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Credit Default Swap Agreement

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. If a credit event occurs, the protection seller must pay the protection buyer the agreed upon notional value (“par value”) of the reference obligation in exchange for the reference obligation (or may pay the difference between the par value and market value of the reference obligation). The Fund may also make or receive upfront payments.

The notional amounts of credit default swaps are not recorded. Credit default swaps are marked-to-market daily. Fluctuations in the value of credit default swaps are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as realized gain or loss when received or paid. Upfront fees received or paid by the Fund are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Credit default swaps are privately negotiated and traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements. The Fund covers its net obligations under outstanding credit default swaps by segregating liquid assets in the form of collateral.

5

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

At June 30, 2010, the Fund had the following open credit default swap agreement:

Buy Protection

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Notional Value	Unamortized Up Front Payment Pay/(Receive)	Market Value	Unrealized Appreciation
JPMorgan Chase	CDX North America Investment Grade Index	(1.00%)	06/20/2015	$660,000	$(4,273)	$5,811	$9,901	*

*	Unrealized appreciation is net of fees payable of $183.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities to or from the counterparty as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	9/15/2010	Canadian Dollar	500,000	$469,454	$(10,289)
Sell[1]	9/15/2010	Canadian Dollar	310,000	291,061	9,114
Buy[2]	11/16/2010	Chinese Renminbi	2,350,000	347,637	(7,930)
Sell[2]	11/16/2010	Chinese Renminbi	2,350,000	347,637	950
Sell[3]	9/15/2010	Danish Krone	4,550,000	747,121	5,157
Buy[4]	9/15/2010	Euro	300,000	367,002	(2,013)
Buy[5]	9/23/2010	Indian Rupee	15,000,000	320,065	(7,160)
Sell[5]	9/23/2010	Indian Rupee	15,000,000	320,065	1,789
Buy[1]	9/15/2010	Japanese Yen	75,000,000	849,320	28,832
Buy[1]	9/22/2010	Malaysian Ringgit	1,100,000	338,517	7,092
Buy[3]	9/13/2010	South Korean Won	720,000,000	587,823	11,085
Buy[4]	9/13/2010	South Korean Won	770,000,000	628,644	11,409
Buy[5]	9/13/2010	South Korean Won	355,000,000	289,829	5,488

Total					$53,524

[1]	Counterparty is JPMorgan Chase.
[2]	Counterparty is Morgan Stanley.
[3]	Counterparty is Barclays Bank PLC.
[4]	Counterparty is Credit Suisse.
[5]	Counterparty is UBS.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Non-Convertible Bonds*	$—	$28,747,581	$—	$28,747,581
Convertible Bonds*	—	223,062	—	223,062

Total Bonds and Notes	—	28,970,643	—	28,970,643

Short-Term Investments	—	181,418	—	181,418

Total Investments	—	29,152,061	—	29,152,061

Credit Default Swap Agreement*	—	5,811	—	5,811
Forward Foreign Currency Contracts (unrealized appreciation)*	—	80,916	—	80,916

Total	$—	$29,238,788	$—	$29,238,788

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(27,392)	$—	$(27,392)

*	Major categories of the Fund’s investments, credit default swap agreements and forward foreign currency contracts are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
Ireland	$98,563	$57	$(1,861)	$147	$(96,906)	$—	$—	$—
Supranational	67,829	—	—	—	—	—	(67,829)	—

Total	$166,392	$57	$(1,861)	$147	$(96,906)	$—	$(67,829)	$—

Securities valued at $67,829 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs observable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

7

LOOMIS SAYLES INTERNATIONAL BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2010, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps to reduce its credit exposure to issuers of bonds it holds without having to sell the bonds. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of the fees paid by the protection buyer. During the period ended June 30, 2010, the Fund engaged in credit default swap transactions as a protection buyer for hedging purposes.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts and swap transactions. These agreements contain contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such contingent features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value.

The following is a summary of derivative instruments for the Fund as of June 30, 2010:

Asset Derivatives	Forwards	Swaps
Foreign exchange contracts	$80,916	—
Credit Contracts	—	$5,811

Liability Derivatives	Forwards	Swaps
Foreign exchange contracts	$(27,392)	—

Industry Summary at June 30, 2010 (Unaudited)

Treasuries	50.6%
Banking	7.2
Supranational	5.7
Sovereigns	5.1
Government Guaranteed	4.0
Local Authorities	3.4
Media Non-Cable	2.0
Other Investments, less than 2% each	18.9
Short-Term Investments	0.6

Total Investments	97.5
Other assets less liabilities (including open credit default swap agreement and open forward foreign currency contracts)	2.5

Net Assets	100.0%

Currency Exposure at June 30, 2010 as a Percentage of Net Assets (Unaudited)

Euro	37.1%
Japanese Yen	21.8
British Pound	9.9
United States Dollar	6.1
Canadian Dollar	4.9
Swedish Krona	3.7
Norwegian Krone	2.9
Mexican Peso	2.6
Danish Krone	2.5
Singapore Dollar	2.0
Other, less than 2% each	4.0

Total Investments	97.5
Other assets less liabilities (including open credit default swap agreement and open forward foreign currency contracts)	2.5

Net Assets	100.0%

8

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.3% of Net Assets
Non-Convertible Bonds – 93.1%
	ABS Car Loan – 1.0%
$8,255,000	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.488%, 8/20/2013, 144A(b)	$7,869,840
831,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class B, 5.740%, 8/20/2014, 144A	842,698
4,690,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	4,855,706
19,025,000	Chesapeake Funding LLC, Series 2009-2A, Class B, 2.100%, 9/15/2021, 144A(b)	17,545,585
17,100,000	Chesapeake Funding LLC, Series 2009-2A, Class C, 2.100%, 9/15/2021, 144A(b)	15,245,394
43,060,000	Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 9/16/2013, 144A	43,005,060
7,199,000	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	7,545,264

		96,909,547

	ABS Credit Card – 1.1%
2,550,000	Capital One Multi-Asset Execution Trust, Series 2006-C2, Class C, 0.650%, 6/16/2014(b)	2,509,672
29,215,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.600%, 4/15/2019(b)	27,984,946
29,395,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	31,408,631
19,600,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	20,176,234
10,000,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014	10,665,301
14,780,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	15,646,116

		108,390,900

	ABS Other – 2.2%
12,926,557	CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	13,365,780
1,700,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,595,946
64,461,619	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	65,294,528
22,886,255	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	23,155,022
61,784,923	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	63,625,508

Principal Amount (‡)	Description	Value (†)
	ABS Other – continued
$45,223,488	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	$47,029,804

		214,066,588

	Airlines – 3.2%
17,225,538	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019	19,120,347
562,841	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	555,243
990,361	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	986,894
1,006,573	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	1,011,606
9,111,684	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	9,362,255
1,794,869	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,839,740
2,661,607	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,560,333
60,175,107	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	59,031,780
12,101,802	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022	11,133,658
29,393,585	Continental Airlines Pass Through Trust, Series 2009-1, Class A, 9.000%, 7/08/2016	31,598,104
22,105,000	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 11/10/2019	23,541,825
22,950,000	Delta Air Lines, Inc., 6.200%, 7/02/2018	23,193,844
4,300,000	Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111%, 3/18/2013	4,439,750
2,171,631	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	2,144,486
17,287,761	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	16,466,592
40,849,316	Delta Air Lines, Inc., Series A, 7.750%, 6/17/2021	44,117,261
4,751,193	Delta Air Lines, Inc., Series B, 9.750%, 12/17/2016	4,941,241
8,923,686	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	8,295,101
8,115,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	8,409,648
28,073,356	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	25,827,488

1

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Airlines – continued
$8,020,332	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	$8,621,856

		307,199,052

	Automotive – 0.6%
33,885,000	Cummins, Inc., 5.650%, 3/01/2098	28,976,893
5,389,000	Cummins, Inc., 6.750%, 2/15/2027	5,774,486
665,000	Cummins, Inc., 7.125%, 3/01/2028	739,515
1,990,000	Ford Motor Co., 6.375%, 2/01/2029	1,522,350
130,000	Ford Motor Co., 6.500%, 8/01/2018	119,600
260,000	Ford Motor Co., 6.625%, 2/15/2028	204,100
5,185,000	Ford Motor Co., 6.625%, 10/01/2028	4,096,150
8,730,000	Ford Motor Co., 7.450%, 7/16/2031	7,878,825
245,000	Ford Motor Co., 7.500%, 8/01/2026	209,475
345,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	351,784
5,435,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	5,376,139
4,640,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	4,744,822

		59,994,139

	Banking – 9.3%
47,100,000	AgriBank FCB, 9.125%, 7/15/2019, 144A(c)	55,784,345
7,450,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,186,485
36,659,000	Associates Corp. of North America, 6.950%, 11/01/2018	37,525,619
2,595,000	BAC Capital Trust VI, 5.625%, 3/08/2035	2,186,306
3,690,000	Bank of America Corp., 5.420%, 3/15/2017	3,676,347
10,020,000	Bank of America Corp., 6.000%, 9/01/2017	10,544,357
17,625,000	Bank of America NA, 5.300%, 3/15/2017	17,746,630
3,120,000,000	Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A	2,556,155
3,500,000,000	Barclays Financial LLC, 4.460%, 9/23/2010, (KRW), 144A	2,870,225
2,220,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,183,659
975,000	Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	1,053,849
16,371,250,000	BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, (IDR), 144A	1,684,983
60,745,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	60,966,355
19,200,000	Capital One Financial Corp., 6.150%, 9/01/2016	20,316,230

Principal Amount (‡)	Description	Value (†)
	Banking – continued
9,860,000	Citibank NA, 15.000%, 7/02/2010, (BRL), 144A	$5,462,604
10,400,000	Citigroup, Inc., 5.000%, 9/15/2014	10,402,080
1,325,000	Citigroup, Inc., 5.850%, 12/11/2034	1,254,233
2,800,000	Citigroup, Inc., 5.875%, 2/22/2033	2,510,886
20,308,000	Citigroup, Inc., 6.125%, 5/15/2018	21,195,094
8,895,000	Citigroup, Inc., 6.125%, 8/25/2036	8,084,576
74,265,000	Citigroup, Inc., 6.375%, 8/12/2014	78,880,792
2,450,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	2,648,286
80,235,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	82,490,807
7,110,000	First Niagara Finance Group, Inc., 6.750%, 3/19/2020	7,463,488
1,200,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,146,500
99,020,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	97,073,465
6,790,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	6,709,308
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	644,007
17,920,000,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, (IDR), 144A	1,876,411
68,827,366,920	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, (IDR), 144A	6,691,402
22,683,264,000	JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, (IDR), 144A	2,375,174
344,497,150,000	JPMorgan Chase Bank NA, EMTN, Zero Coupon, 10/17/2011, (IDR), 144A	34,977,957
24,124,936,500	JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, (IDR), 144A	2,602,512
100,000	Keybank NA, 6.950%, 2/01/2028	101,845
6,620,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	6,640,006
70,800,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	64,298,861
10,000,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	5,318,559
3,200,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	3,552,012
11,895,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	12,689,360
41,000,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	40,898,443
2,710,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,825,806
51,525,000	Morgan Stanley, 4.750%, 4/01/2014	51,613,417

2

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Banking – continued
$1,510,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	$1,496,857
2,850,000	Morgan Stanley, GMTN, 5.125%, 11/30/2015, (GBP)	4,219,352
5,300,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,555,110
17,500,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	17,357,795
30,200,000	Morgan Stanley, Series F, MTN, 5.625%, 9/23/2019	29,215,873
9,910,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	10,035,461
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,798,948
1,325,000	National City Bank, MTN, 5.800%, 6/07/2017	1,406,767
8,826,000	National City Corp., 6.875%, 5/15/2019	9,907,353
3,400,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,663,279
18,250,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	19,796,122

		895,162,353

	Brokerage – 0.6%
3,770,000	Jefferies Group, Inc., 6.250%, 1/15/2036	3,374,335
51,185,000	Jefferies Group, Inc., 8.500%, 7/15/2019	57,494,114

		60,868,449

	Building Materials – 1.4%
6,785,000	Masco Corp., 4.800%, 6/15/2015	6,301,440
11,180,000	Masco Corp., 5.850%, 3/15/2017	10,906,146
6,760,000	Masco Corp., 6.125%, 10/03/2016	6,540,658
4,913,000	Masco Corp., 6.500%, 8/15/2032	4,153,337
29,980,000	Masco Corp., 7.125%, 3/15/2020	29,110,160
5,030,000	Masco Corp., 7.750%, 8/01/2029	4,849,740
24,925,000	Owens Corning, Inc., 6.500%, 12/01/2016	26,519,926
41,845,000	Owens Corning, Inc., 7.000%, 12/01/2036	41,641,550
1,060,000	USG Corp., 6.300%, 11/15/2016	914,250

		130,937,207

	Chemicals – 1.4%
35,520,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	44,786,422
3,545,000	Cytec Industries, Inc., 6.000%, 10/01/2015	3,896,668
2,400,000	Methanex Corp., 6.000%, 8/15/2015	2,333,664
68,560,000	PPG Industries, Inc., 6.650%, 3/15/2018	81,352,062

		132,368,816

Principal Amount (‡)	Description	Value (†)
	Collateralized Mortgage Obligations – 0.0%
$110,474	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 5.868%, 9/25/2036(b)	$88,997

	Commercial Mortgage-Backed Securities – 3.6%
2,899,260	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	2,983,267
8,100,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	7,936,119
62,975,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.722%, 6/15/2039(b)	60,023,318
35,130,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.830%, 9/15/2039(b)	33,377,933
5,110,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	4,851,928
58,950,000	Crown Castle Towers LLC, 6.113%, 1/15/2040	64,700,808
24,057,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	23,662,092
15,360,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	15,388,047
20,220,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	21,469,802
8,930,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.874%, 4/15/2045(b)	9,516,303
60,634,099	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)	59,322,438
21,993,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	21,493,002
3,200,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(b)	3,436,421
1,340,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,282,076
12,700,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.281%, 1/11/2043(b)	13,758,927
3,700,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	3,830,913

		347,033,394

3

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Construction Machinery – 0.3%
$24,153,000	Case New Holland, Inc., 7.750%, 9/01/2013	$24,696,442
6,935,000	Toro Co., 6.625%, 5/01/2037(c)	7,034,684

		31,731,126

	Consumer Cyclical Services – 0.9%
15,350,000	Western Union Co. (The), 5.930%, 10/01/2016	17,224,481
40,000,000	Western Union Co. (The), 6.500%, 2/26/2014	44,938,120
19,330,000	Western Union. (The), 6.200%, 11/17/2036	20,611,134

		82,773,735

	Consumer Products – 0.2%
7,620,000	Hasbro, Inc., 6.600%, 7/15/2028	7,416,607
12,010,000	Snap-on, Inc., 6.700%, 3/01/2019	14,120,962
490,000	Whirlpool Corp., MTN, 8.000%, 5/01/2012	536,044
725,000	Whirlpool Corp., MTN, 8.600%, 5/01/2014	854,780

		22,928,393

	Distributors – 0.9%
10,000,000	EQT Corp., 8.125%, 6/01/2019	11,763,520
61,345,000	Equitable Resources, Inc., 6.500%, 4/01/2018	66,760,168
5,865,000	ONEOK, Inc., 6.000%, 6/15/2035	5,529,845

		84,053,533

	Diversified Manufacturing – 0.9%
1,425,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,689,966
2,875,000	Textron Financial Corp., 5.400%, 4/28/2013	2,989,531
1,207,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	1,193,532
19,200,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	23,574,507
18,895,000	Textron, Inc., 6.200%, 3/15/2015	20,336,745
13,540,000	Textron, Inc., 7.250%, 10/01/2019	15,457,630
11,280,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	15,565,800

		80,807,711

	Electric – 3.2%
40,400,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	42,997,195
500,000	Baltimore Gas & Electric Co., 5.200%, 6/15/2033	486,021
11,891,990	Bruce Mansfield Unit, 6.850%, 6/01/2034(c)	12,423,069
17,815,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	19,309,839

Principal Amount (‡)	Description	Value (†)
	Electric – continued
$25,465,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	$25,249,413
895,000	Commonwealth Edison Co., 4.700%, 4/15/2015	970,684
5,500,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	6,126,340
1,000,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 8.350%, 8/01/2013	1,143,996
3,681,000	Exelon Corp., 4.900%, 6/15/2015	3,931,010
47,570,000	Illinois Power Co., 6.250%, 4/01/2018	52,616,939
1,905,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	2,077,934
2,830,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	2,925,583
9,305,213	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	9,534,865
14,090,000	NiSource Finance Corp., 6.125%, 3/01/2022	15,039,243
24,635,000	NiSource Finance Corp., 6.400%, 3/15/2018	27,106,777
22,085,000	NiSource Finance Corp., 6.800%, 1/15/2019	24,586,679
1,565,000	Ohio Edison Co., 6.875%, 7/15/2036	1,752,221
32,500	Quezon Power Philippines Co., 8.860%, 6/15/2017	32,419
51,115,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	56,196,393
500,000	SP Powerassets Ltd., EMTN, 3.730%, 10/22/2010, (SGD)	360,252
1,075,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	1,097,532
1,600,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	1,569,456

		307,533,860

	Entertainment – 0.1%
505,000	Time Warner, Inc., 7.625%, 4/15/2031	607,502
330,000	Time Warner, Inc., 7.700%, 5/01/2032	397,991
3,695,000	Viacom, Inc., 6.125%, 10/05/2017	4,196,190
2,655,000	Viacom, Inc., 6.250%, 4/30/2016	3,011,428

		8,213,111

	Financial Other – 0.8%
45,970,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	47,565,389
27,500,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	32,494,550

		80,059,939

	Food & Beverage – 0.2%
6,845,000	Anheuser-Busch Cos., Inc., 5.950%, 1/15/2033	7,212,590
2,500,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	3,522,144

4

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage – continued
$8,630,000	Corn Products International, Inc., 6.625%, 4/15/2037	$9,012,465

		19,747,199

	Government Guaranteed – 0.1%
13,500,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	10,848,889
	Government Owned - No Guarantee – 4.1%
3,820,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	3,678,190
37,780,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	40,681,126
59,320,000	DP World Ltd., 6.850%, 7/02/2037, 144A	47,188,289
101,460,000	Federal Home Loan Mortgage Corp., 2.125%, 9/21/2012	104,320,563
111,280,000	Federal National Mortgage Association, 1.375%, 4/28/2011	112,164,787
67,635,000	Federal National Mortgage Association, 1.625%, 4/15/2013	68,657,574
15,500,000	Korea Gas Corp., 6.000%, 7/15/2014, 144A	16,794,545
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,258,544

		394,743,618

	Government Sponsored – 1.0%
67,635,000	Federal Home Loan Bank, 1.625%, 9/26/2012	68,767,751
31,820,000	Queensland Treasury Corp., 7.125%, 9/18/2017, (NZD), 144A	23,743,880

		92,511,631

	Health Insurance – 0.8%
5,455,000	CIGNA Corp., 6.150%, 11/15/2036	5,610,708
1,355,000	CIGNA Corp., 6.350%, 3/15/2018	1,514,092
1,603,000	CIGNA Corp., 7.875%, 5/15/2027	1,900,111
3,650,000	CIGNA Corp., 8.500%, 5/01/2019	4,599,358
1,200,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,473,564
24,830,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	24,959,935
565,000	UnitedHealth Group, Inc., 6.500%, 6/15/2037	609,633
4,556,000	UnitedHealth Group, Inc., 6.625%, 11/15/2037	5,007,932
2,567,000	UnitedHealth Group, Inc., 6.875%, 2/15/2038	2,901,978
24,190,000	WellPoint, Inc., 6.375%, 6/15/2037	26,107,807

		74,685,118

	Healthcare – 1.0%
7,860,000	Boston Scientific Corp., 6.000%, 1/15/2020	7,803,620
7,535,000	Covidien International Finance SA, 6.000%, 10/15/2017	8,744,104
17,795,000	Express Scripts, Inc., 6.250%, 6/15/2014	20,147,784

Principal Amount (‡)	Description	Value (†)
	Healthcare – continued
$10,730,000	Express Scripts, Inc., 7.250%, 6/15/2019	$12,970,145
9,480,000	HCA, Inc., 5.750%, 3/15/2014	8,816,400
1,950,000	HCA, Inc., 6.250%, 2/15/2013	1,915,875
3,810,000	HCA, Inc., 6.375%, 1/15/2015	3,557,587
4,015,000	HCA, Inc., 6.500%, 2/15/2016	3,743,987
365,000	HCA, Inc., 6.750%, 7/15/2013	357,700
3,000,000	HCA, Inc., 7.050%, 12/01/2027	2,550,000
2,290,000	HCA, Inc., 7.190%, 11/15/2015	2,038,100
2,155,000	HCA, Inc., 7.500%, 12/15/2023	1,907,175
1,310,000	HCA, Inc., 7.500%, 11/06/2033	1,120,050
3,890,000	HCA, Inc., 7.690%, 6/15/2025	3,481,550
4,255,000	HCA, Inc., 8.360%, 4/15/2024	3,957,150
1,225,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,078,000
3,135,000	HCA, Inc., MTN, 7.750%, 7/15/2036	2,672,588
5,600,000	Medco Health Solutions, Inc., 7.125%, 3/15/2018	6,690,141
2,305,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	2,321,326

		95,873,282

	Home Construction – 0.2%
2,050,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	2,014,125
2,601,000	Pulte Group, Inc., 5.200%, 2/15/2015	2,444,940
9,400,000	Pulte Group, Inc., 6.000%, 2/15/2035	6,862,000
3,645,000	Pulte Group, Inc., 6.375%, 5/15/2033	2,806,650
3,605,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	3,533,571

		17,661,286

	Independent Energy – 0.8%
15,680,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	12,473,111
1,940,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	2,229,989
600,000	QEP Resources, Inc., 6.050%, 9/01/2016	645,050
48,640,000	QEP Resources, Inc., 6.800%, 4/01/2018	50,909,591
2,585,000	Talisman Energy, Inc., 5.850%, 2/01/2037	2,686,833
9,395,000	Talisman Energy, Inc., 6.250%, 2/01/2038	10,021,290

		78,965,864

5

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Industrial Other – 0.1%
$5,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	$5,452,620
	Integrated Energy – 0.1%
7,196,000	Marathon Oil Corp., 7.500%, 2/15/2019	8,623,326
1,129,724	PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A	1,174,913

		9,798,239

	Life Insurance – 0.5%
7,060,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	6,309,875
2,080,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	1,846,000
9,990,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	11,949,831
9,260,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	9,137,342
3,135,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	2,744,718
14,805,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	14,507,005
4,835,000	Unum Group, 7.125%, 9/30/2016	5,312,456

		51,807,227

	Local Authorities – 0.6%
220,000	Alberta Municipal Funding Corp., 5.700%, 9/01/2011, (CAD)	217,107
7,070,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	5,064,629
23,219	Province of Alberta, 5.930%, 9/16/2016, (CAD)	24,530
500,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	582,993
30,440,000	Quebec Province, Series QC, 6.750%, 11/09/2015, (NZD)	22,136,584
19,325,000	Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011, (AUD)	16,476,305
19,580,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	16,929,401

		61,431,549

	Lodging – 0.4%
13,575,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	13,170,058
24,030,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	24,651,175

		37,821,233

	Media Cable – 1.7%
9,468,000	Comcast Corp., 5.650%, 6/15/2035	9,325,734
2,595,000	Comcast Corp., 6.500%, 11/15/2035	2,822,075
32,715,000	Comcast Corp., 6.950%, 8/15/2037	37,214,163
18,220,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	17,674,196

Principal Amount (‡)		Description	Value (†)
		Media Cable – continued
$4,190,000		Time Warner Cable, Inc., 5.850%, 5/01/2017	$4,600,415
79,880,000		Time Warner Cable, Inc., 6.750%, 7/01/2018	91,692,495

			163,329,078

		Media Non-Cable – 0.3%
4,580,000		News America Holdings, 8.150%, 10/17/2036	5,612,804
7,700,000		News America, Inc., 6.150%, 3/01/2037	8,030,553
2,435,000		News America, Inc., 6.200%, 12/15/2034	2,564,586
7,060,000		News America, Inc., 6.400%, 12/15/2035	7,683,666

			23,891,609

		Metals & Mining – 0.6%
5,170,000		Alcoa, Inc., 5.870%, 2/23/2022	4,806,921
5,625,000		Alcoa, Inc., 5.950%, 2/01/2037	4,791,341
5,930,000		Alcoa, Inc., 6.750%, 1/15/2028	5,632,634
3,250,000		Rio Tinto Alcan, Inc., 5.750%, 6/01/2035	3,332,518
1,985,000		United States Steel Corp., 6.050%, 6/01/2017	1,885,750
4,712,000		United States Steel Corp., 6.650%, 6/01/2037	4,052,320
31,890,000		United States Steel Corp., 7.000%, 2/01/2018	31,531,237
3,735,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,893,779

			59,926,500

		Mortgage Related – 0.0%
138,352		FHLMC, 5.000%, 12/01/2031	147,267
22,276		FNMA, 6.000%, 7/01/2029	24,676

			171,943

		Non-Captive Consumer – 1.9%
5,000,000		American General Finance Corp., Series I, MTN, 5.400%, 12/01/2015	3,887,500
89,585,000		American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	71,332,056
25,000,000		HSBC Finance Corp., 6.375%, 11/27/2012	27,019,250
63,775	(†††)	SLM Corp., 6.000%, 12/15/2043	1,069,985
6,200,000		SLM Corp., EMTN, 4.750%, 3/17/2014, (EUR)	6,729,269
6,480,000		SLM Corp., MTN, 5.050%, 11/14/2014	5,795,479
355,000		SLM Corp., MTN, 5.125%, 8/27/2012	349,715
655,000		SLM Corp., MTN, 8.000%, 3/25/2020	575,212
4,900,000		SLM Corp., Series A, MTN, 0.616%, 1/27/2014(b)	4,039,731

6

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Consumer – continued
$9,425,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	$9,009,979
6,690,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	5,753,761
2,000,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	1,602,238
6,275,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	6,084,918
5,485,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	5,015,265
300,000	SLM Corp., Series A, MTN, 5.400%, 10/25/2011	298,224
1,560,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	1,144,964
31,335,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	28,916,283

		178,623,829

	Non-Captive Diversified – 2.8%
1,345,000	Ally Financial, Inc., 6.000%, 12/15/2011	1,341,697
1,310,000	Ally Financial, Inc., 6.625%, 5/15/2012	1,306,480
1,670,000	Ally Financial, Inc., 6.750%, 12/01/2014	1,614,531
1,500,000	Ally Financial, Inc., 6.875%, 9/15/2011	1,518,891
400,000	Ally Financial, Inc., 6.875%, 8/28/2012	399,126
1,210,000	Ally Financial, Inc., 7.000%, 2/01/2012	1,213,992
3,142,000	Ally Financial, Inc., 7.500%, 12/31/2013	3,134,145
5,664,000	Ally Financial, Inc., 8.000%, 12/31/2018	5,210,880
2,335,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,145,667
5,045,000	Ally Financial, Inc., EMTN, 5.375%, 6/06/2011, (EUR)	6,107,584
380,000	Ally Financial, Inc., EMTN, 5.750%, 9/27/2010, (EUR)	461,198
4,602,472	CIT Group, Inc., 7.000%, 5/01/2013	4,406,867
6,903,711	CIT Group, Inc., 7.000%, 5/01/2014	6,506,748
6,903,710	CIT Group, Inc., 7.000%, 5/01/2015	6,368,672
11,506,193	CIT Group, Inc., 7.000%, 5/01/2016	10,499,401
16,108,672	CIT Group, Inc., 7.000%, 5/01/2017	14,497,805
36,465,000	GATX Corp., 4.750%, 10/01/2012	38,388,018
7,730,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 5/15/2013, (AUD)	6,384,142
1,915,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,448,366
7,515,000	General Electric Capital Australia Funding Pty, EMTN, 8.000%, 2/13/2012, (AUD)	6,546,875

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified – continued
$990,000	General Electric Capital Corp., 5.625%, 5/01/2018	$1,052,087
915,000	General Electric Capital Corp., EMTN, 9.000%, 1/04/2011, (NZD)	639,967
4,775,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	4,682,379
14,535,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	10,176,478
6,200,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	4,471,461
13,400,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	9,739,338
37,650,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	27,218,957
10,470,000	General Electric Capital Corp., Series A, MTN, 0.603%, 5/13/2024(b)	8,287,958
17,060,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	18,209,588
27,137,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	18,777,257
2,285,000	International Lease Finance Corp., 5.000%, 9/15/2012	2,110,769
6,660,000	International Lease Finance Corp., 5.125%, 11/01/2010	6,601,725
16,795,000	International Lease Finance Corp., 6.375%, 3/25/2013	15,745,312
560,000	International Lease Finance Corp., 8.625%, 9/15/2015, 144A	530,600
655,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	615,700
2,755,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010	2,744,669
1,505,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,358,262
1,660,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	1,473,250
5,225,000	iStar Financial, Inc., 5.150%, 3/01/2012	4,284,500
330,000	iStar Financial, Inc., 5.500%, 6/15/2012	270,600
3,700,000	iStar Financial, Inc., 5.650%, 9/15/2011	3,330,000
765,000	iStar Financial, Inc., 5.800%, 3/15/2011	711,450
385,000	iStar Financial, Inc., 5.850%, 3/15/2017	269,500
1,605,000	iStar Financial, Inc., 5.875%, 3/15/2016	1,123,500
745,000	iStar Financial, Inc., 6.050%, 4/15/2015	536,400

7

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified – continued
$535,000	iStar Financial, Inc., 8.625%, 6/01/2013	$433,350
335,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	308,200
254,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	187,325
5,680,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	4,487,200

		269,878,867

	Oil Field Services – 1.1%
6,095,000	Nabors Industries, Inc., 6.150%, 2/15/2018	6,535,175
47,720,000	Nabors Industries, Inc., 9.250%, 1/15/2019	58,669,163
23,846,000	Rowan Cos., Inc., 7.875%, 8/01/2019	26,270,685
600,000	Transocean Ltd., 7.375%, 4/15/2018	569,217
5,905,000	Weatherford International Ltd., 6.500%, 8/01/2036	5,350,946
1,680,000	Weatherford International Ltd., 6.800%, 6/15/2037	1,579,625
5,405,000	Weatherford International Ltd., 7.000%, 3/15/2038	5,114,746

		104,089,557

	Paper – 1.8%
4,460,000	Celulosa Arauco y Constitucion SA, 7.250%, 7/29/2019	5,161,808
575,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	567,812
2,460,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	2,472,300
285,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	287,850
1,340,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	1,420,400
1,365,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,484,437
6,295,000	International Paper Co., 5.250%, 4/01/2016	6,652,499
84,958,000	International Paper Co., 7.950%, 6/15/2018	101,150,230
7,777,000	International Paper Co., 8.700%, 6/15/2038	9,919,626
5,385,000	Mead Corp. (The), 7.550%, 3/01/2047	4,827,152
22,860,000	Weyerhaeuser Co., 6.875%, 12/15/2033	21,400,778
7,535,000	Weyerhaeuser Co., 7.375%, 10/01/2019	7,962,250
11,895,000	Weyerhaeuser Co., 7.375%, 3/15/2032	11,751,177

		175,058,319

	Pharmaceuticals – 1.1%
2,280,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	2,285,700
90,000,000	Roche Holdings, Inc., 5.000%, 3/01/2014, 144A	99,835,200

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals – continued
$500,000	Schering-Plough Corp., 5.300%, 12/01/2013	$560,882

		102,681,782

	Pipelines – 3.3%
5,350,000	CenterPoint Energy Resources Corp., 6.250%, 2/01/2037	5,663,408
2,010,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	2,044,638
2,470,000	El Paso Corp., 6.950%, 6/01/2028	2,211,381
1,000,000	El Paso Corp., 12.000%, 12/12/2013	1,152,500
540,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	561,501
1,605,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,540,323
9,455,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	10,576,590
3,400,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	3,978,813
4,390,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	4,142,615
82,600,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	89,211,139
310,000	Kinder Morgan Finance Co., 5.700%, 1/05/2016	296,050
31,770,032	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	34,951,165
9,080,000	NGPL PipeCo LLC, 6.514%, 12/15/2012, 144A	9,041,837
31,430,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	29,976,520
4,665,000	ONEOK Partners LP, 6.650%, 10/01/2036	4,785,273
10,115,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	10,411,400
48,630,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	52,130,193
1,435,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,605,749
2,130,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,312,047
16,025,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	17,636,714
4,595,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	4,589,196
4,215,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,465,637
20,000,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	22,794,200

		316,078,889

	Property & Casualty Insurance – 0.8%
3,150,000	Hanover Insurance Group, Inc., 7.500%, 3/01/2020	3,402,636
3,460,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	3,657,615
12,652,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	13,532,162
31,010,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	28,918,065

8

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance – continued
$965,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	$434,250
2,950,000	White Mountains RE Group, 6.375%, 3/20/2017, 144A	2,953,142
4,830,000	Willis North America, Inc., 6.200%, 3/28/2017	5,027,677
13,815,000	Willis North America, Inc., 7.000%, 9/29/2019	14,832,572
2,260,000	XL Capital Ltd., 6.250%, 5/15/2027	2,142,674
1,495,000	XL Capital Ltd., 6.375%, 11/15/2024	1,543,942

		76,444,735

	Railroads – 0.2%
2,390,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	2,400,636
10,000,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,907,060
4,471,000	CSX Corp., MTN, 6.000%, 10/01/2036	4,792,089
243,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(c)	210,438
1,738,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	1,233,980
195,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	179,595

		20,723,798

	Refining – 0.0%
3,740,000	Valero Energy Corp., 6.625%, 6/15/2037	3,641,429

	REITs – 2.8%
12,510,000	Camden Property Trust, 5.000%, 6/15/2015	12,902,139
16,850,000	Camden Property Trust, 5.700%, 5/15/2017	17,548,955
1,153,000	Colonial Realty LP, 4.800%, 4/01/2011	1,136,888
4,230,000	Duke Realty LP, 5.950%, 2/15/2017	4,317,997
20,000,000	Duke Realty LP, 6.500%, 1/15/2018	21,276,040
5,000,000	Equity One, Inc., 6.000%, 9/15/2017	5,087,290
1,010,000	ERP Operating LP, 5.125%, 3/15/2016	1,063,174
1,800,000	ERP Operating LP, 5.375%, 8/01/2016	1,932,883
2,420,000	ERP Operating LP, 5.750%, 6/15/2017	2,607,562
1,960,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	2,093,368
10,500,000	First Industrial LP, 5.950%, 5/15/2017	9,821,112
21,270,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	21,220,632
11,552,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	12,419,059
3,957,000	ProLogis, 5.625%, 11/15/2015	3,794,767

Principal Amount (‡)		Description	Value (†)
		REITs – continued
$11,422,000		ProLogis, 5.625%, 11/15/2016	$10,737,959
11,126,000		ProLogis, 5.750%, 4/01/2016	10,589,994
9,909,000		ProLogis, 6.625%, 5/15/2018	9,441,107
19,280,000		ProLogis, 7.375%, 10/30/2019	18,882,292
32,075,000		Realty Income Corp., 6.750%, 8/15/2019	35,398,579
2,480,000		Simon Property Group LP, 5.250%, 12/01/2016	2,640,962
2,040,000		Simon Property Group LP, 5.300%, 5/30/2013	2,194,654
12,475,000		Simon Property Group LP, 5.750%, 12/01/2015	13,714,491
1,930,000		Simon Property Group LP, 5.875%, 3/01/2017	2,086,648
4,155,000		Simon Property Group LP, 6.100%, 5/01/2016	4,611,797
36,980,000		WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	41,101,606

			268,621,955

		Restaurants – 0.1%
10,545,000		Darden Restaurants, Inc., 6.000%, 8/15/2035	10,695,309
1,000,000		McDonald’s Corp., EMTN, 3.628%, 10/10/2010, (SGD)	719,430

			11,414,739

		Retailers – 0.6%
8,170,000		J.C. Penney Corp., Inc., 5.750%, 2/15/2018	8,190,425
8,316,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	7,858,620
12,000		J.C. Penney Corp., Inc., 7.125%, 11/15/2023	12,660
8,845,000		J.C. Penney Corp., Inc., 7.625%, 3/01/2097	8,225,850
13,717,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	12,893,980
10,695,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	9,866,137
2,750,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,646,875
8,240,000		Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,639,772

			58,334,319

		Sovereigns – 2.1%
438,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	3,511,580
4,200,900	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	34,596,469
380,000	(††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	3,182,961
29,165,000		New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	24,773,511

9

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Sovereigns – continued
31,140,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	$26,784,099
18,320,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	15,518,847
24,705,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	13,806,742
6,285,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	3,943,359
53,700,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	56,215,737
793,200,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	3,993,301
680,815,000	Republic of Iceland, 8.000%, 7/22/2011, (ISK)	3,284,125
1,512,832,000	Republic of Iceland, 13.750%, 12/10/2010, (ISK)	7,357,289

		196,968,020

	Supermarkets – 0.2%
4,220,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	3,259,950
3,340,000	Kroger Co., 6.400%, 8/15/2017	3,887,757
1,900,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,577,000
1,000,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	730,000
11,100,000	Safeway, Inc., 6.350%, 8/15/2017	12,811,353

		22,266,060

	Supranational – 1.3%
196,541,400,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, (IDR), 144A	17,919,632
28,694,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	20,488,584
336,380,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	29,300,127
418,960,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	35,416,332
13,265,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	9,392,010
15,400,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	11,044,749

		123,561,434

	Technology – 3.3%
8,895,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	9,824,118
4,700,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	3,102,000
2,035,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	2,246,251
1,050,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,159,665
8,160,000	Avnet, Inc., 5.875%, 3/15/2014	8,841,605

Principal Amount (‡)	Description	Value (†)
	Technology – continued
$6,230,000	Avnet, Inc., 6.000%, 9/01/2015	$6,750,822
1,540,000	Avnet, Inc., 6.625%, 9/15/2016	1,714,685
12,715,000	BMC Software, Inc., 7.250%, 6/01/2018(c)	15,193,026
13,750,000	Corning, Inc., 6.750%, 9/15/2013	15,540,869
1,480,000	Corning, Inc., 6.850%, 3/01/2029	1,659,172
58,825,000	Corning, Inc., 7.000%, 5/15/2024	67,298,741
7,650,000	Corning, Inc., 7.250%, 8/15/2036	8,563,800
56,440,000	Dun & Bradstreet Corp. (The), 6.000%, 4/01/2013	61,619,386
7,205,000	Equifax, Inc., 7.000%, 7/01/2037	7,945,436
330,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	264,000
7,965,000	Intuit, Inc., 5.750%, 3/15/2017	8,750,094
34,815,000	KLA-Tencor Corp., 6.900%, 5/01/2018	38,947,366
7,559,000	Motorola, Inc., 6.500%, 9/01/2025	7,526,489
6,355,000	Motorola, Inc., 6.500%, 11/15/2028	6,412,812
11,650,000	Motorola, Inc., 6.625%, 11/15/2037	11,963,886
1,625,000	Motorola, Inc., 8.000%, 11/01/2011	1,744,152
2,628,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	3,052,493
5,725,000	Tyco Electronics Group SA, 6.550%, 10/01/2017	6,574,659
11,189,000	Xerox Capital Trust I, 8.000%, 2/01/2027	11,249,230
573,000	Xerox Corp., 6.350%, 5/15/2018	639,144
7,265,000	Xerox Corp., 6.750%, 2/01/2017	8,175,377

		316,759,278

	Textile – 0.2%
3,837,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,188,492
15,228,000	VF Corp., 6.450%, 11/01/2037	17,165,702

		21,354,194

	Tobacco – 0.2%
2,175,000	Altria Group, Inc., 9.700%, 11/10/2018	2,754,377
8,305,000	Reynolds American, Inc., 6.750%, 6/15/2017	8,997,537
2,035,000	Reynolds American, Inc., 7.250%, 6/15/2037	2,093,655

		13,845,569

	Transportation Services – 0.7%
8,620,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	9,703,353

10

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Transportation Services – continued
$2,885,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	$3,075,202
52,626,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	57,346,500

		70,125,055

	Treasuries – 19.8%
154,833,000	Canadian Government, 1.000%, 9/01/2011, (CAD)	145,117,304
10,865,000	Canadian Government, 1.250%, 12/01/2011, (CAD)	10,218,438
367,850,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	348,914,130
26,235,000	Canadian Government, 2.750%, 12/01/2010, (CAD)	24,852,706
39,109,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	38,452,867
229,170,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	224,845,144
198,720,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	197,469,308
4,250,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	4,305,693
187,955,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	193,431,834
310,490,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	312,904,971
1,883,552	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	945,226
12,530,000	New Zealand Government, 6.000%, 12/15/2017, (NZD)	9,050,001
211,235,000	New Zealand Government, 6.500%, 4/15/2013, (NZD)	153,627,114
742,220,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	123,991,770
120,965,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	20,696,795
199,940,000	Norwegian Government, 6.000%, 5/16/2011, (NOK)	31,716,102
324,595,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	55,596,361

		1,896,135,764

	Wireless – 0.8%
32,100,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/2018	41,734,462
8,650,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	8,217,500
1,220,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	1,181,875
15,710,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	14,571,025
6,512,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,404,960
1,800,000	Sprint Capital Corp., 6.900%, 5/01/2019	1,629,000
625,000	Sprint Capital Corp., 8.750%, 3/15/2032	596,875
93,000	Sprint Nextel Corp., 6.000%, 12/01/2016	83,468
500,000	True Move Co. Ltd., 10.750%, 12/16/2013, 144A	491,250

Principal Amount (‡)	Description	Value (†)
	Wireless – continued
$1,654,000	Vodafone Group PLC, 5.000%, 9/15/2015	$1,787,484

		75,697,899

	Wirelines – 3.8%
19,610,000	AT&T Corp., 6.500%, 3/15/2029	21,012,644
395,000	AT&T, Inc., 6.500%, 9/01/2037	438,114
415,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	443,220
3,250,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	3,046,308
1,915,000	BellSouth Corp., 6.000%, 11/15/2034	1,978,699
3,000,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	2,906,670
6,810,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	7,545,650
2,460,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,332,097
134,165,000	Deutsche Telekom International Finance BV, 6.000%, 7/08/2019	148,376,428
3,350,000	GTE Corp., 6.940%, 4/15/2028	3,685,466
65,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	56,225
560,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	508,200
2,700,000	New England Telephone & Telegraph, 7.875%, 11/15/2029	3,150,087
1,735,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,630,900
2,815,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,378,675
4,465,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,197,100
970,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	897,250
340,000	Qwest Corp., 6.500%, 6/01/2017	342,550
14,795,000	Qwest Corp., 6.875%, 9/15/2033	13,574,412
890,000	Qwest Corp., 7.200%, 11/10/2026	832,150
1,265,000	Qwest Corp., 7.250%, 9/15/2025	1,214,400
4,295,000	Qwest Corp., 7.250%, 10/15/2035	3,940,663
1,600,000	Qwest Corp., 7.500%, 6/15/2023	1,532,000
17,170,000	Telecom Italia Capital SA, 4.875%, 10/01/2010	17,297,058
11,215,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	9,608,283
4,180,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	3,743,094
14,445,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	14,054,210
55,855,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	52,970,824

11

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines – continued
$2,421,000	Verizon Communications, Inc., 5.850%, 9/15/2035	$2,497,312
3,676,000	Verizon Communications, Inc., 6.100%, 4/15/2018	4,173,282
7,449,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	6,588,194
14,540,000	Verizon New England, Inc., 6.500%, 9/15/2011	15,355,665
7,047,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	7,968,818
5,375,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	5,319,181

		365,595,829

	Total Non-Convertible Bonds (Identified Cost $8,200,886,873)	8,937,689,055

Convertible Bonds – 2.7%
	Automotive – 0.4%
35,585,000	Ford Motor Co., 4.250%, 11/15/2016	44,347,806

	Media Non-Cable – 0.0%
532,704	Liberty Media LLC, 3.500%, 1/15/2031	291,655

	Non-Captive Diversified – 0.1%
9,920,000	iStar Financial, Inc., 0.791%, 10/01/2012(b)	7,142,400

	Oil Field Services – 0.1%
505,000	Transocean, Inc., Series B, 1.500%, 12/15/2037	448,188
7,050,000	Transocean, Inc., Series C, 1.500%, 12/15/2037	5,833,875

		6,282,063

	REITs – 0.3%
1,400,000	ERP Operating LP, 3.850%, 8/15/2026	1,410,500
10,673,000	ProLogis, 1.875%, 11/15/2037	9,579,018
27,955,000	ProLogis, 3.250%, 3/15/2015	24,984,781

		35,974,299

	Technology – 1.6%
1,405,000	Intel Corp., 2.950%, 12/15/2035	1,334,750
140,000,000	Intel Corp., 3.250%, 8/01/2039, 144A	157,675,000

		159,009,750

	Wireless – 0.1%
5,200,000	NII Holdings, Inc., 3.125%, 6/15/2012	4,907,500

	Wirelines – 0.1%
2,735,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	2,495,688
230,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	220,225
2,990,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	2,896,562

		5,612,475

	Total Convertible Bonds (Identified Cost $241,727,238)	263,567,948

Principal Amount (‡)	Description	Value (†)
Municipals – 0.5%
	California – 0.1%
$1,305,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	$1,037,671
480,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	404,520
1,620,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	1,489,169
4,515,000	State of California, 4.500%, 10/01/2029	4,030,902
1,315,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	1,170,034
1,135,000	State of California, 4.500%, 8/01/2030	1,009,878
840,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	654,662
3,965,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	3,433,848

		13,230,684

	District of Columbia – 0.2%
15,000,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	16,356,900

	Illinois – 0.0%
540,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	507,568

	Michigan – 0.0%
2,585,000	Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(c)	1,979,076

	Ohio – 0.1%
6,570,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	4,700,375

	Virginia – 0.1%
14,550,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	9,820,522

	Total Municipals (Identified Cost $52,267,669)	46,595,125

	Total Bonds and Notes (Identified Cost $8,494,881,780)	9,247,852,128

Bank Loans – 0.2%
	Airlines – 0.2%
18,000,000	AWAS Capital, Inc., New 1st Lien Term Loan, 7.750%, 5/12/2016(e) (Identified Cost $17,464,720)	17,820,000

12

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 2.7%
$253,442,781

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $253,442,781 on 7/01/2010 collateralized by $660,000 Federal Home Loan Bank, 1.750% due 12/14/2012 valued at $672,375; $4,880,000 Federal Home Loan Bank, 1.000% due 12/28/2011 valued at $4,916,600; $11,645,000 Federal Home Loan Bank, 0.540% due 5/24/2011 valued at $11,659,345; $194,710,000 Federal Home Loan Bank, 0.540% due 5/27/2011 valued at $ 194,953,388; $12,070,000 Federal Home Loan Bank, 0.550% due 5/27/2011 valued at $12,070,000; $330,000 Federal Home Loan Bank, 0.580% due 6/1/2011 valued at $ 330,412; $33,020,000 Federal National Mortgage Association, 1.750% due 7/19/2012 valued at $33,308,925; $560,000 Federal National Mortgage Association, 6.000% due 3/09/2020 valued at $602,700 including accrued interest(f)
(Identified Cost $253,442,781)

		253,442,781

	Total Investments - 99.2% (Identified Cost $8,765,789,281)(a)	9,519,114,909
	Other assets less liabilities — 0.8%	81,295,665

	Net Assets — 100.0%	$9,600,410,574

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $8,793,477,306 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$818,124,245
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(92,486,642)

Net unrealized appreciation	$725,637,603

At September 30, 2009, the Fund had a capital loss carryforward of $1,891,321 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $3,774,568. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(c)	Illiquid security. At June 30, 2010, the value of these securities amounted to $198,960,540 or 2.1% of net assets.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2010.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the total value of these securities amounted to $1,388,422,962 or 14.5% of net assets.

13

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investor Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$284,005,208	$23,193,844	$307,199,052
Integrated Energy	—	8,623,326	1,174,913	9,798,239
Treasuries	—	1,895,190,538	945,226	1,896,135,764
All Other Non-Convertible Bonds*	—	6,724,556,000	—	6,724,556,000
Total Non-Convertible Bonds	—	8,912,375,072	25,313,983	8,937,689,055
Convertible Bonds*	—	263,567,948	—	263,567,948
Municipals*	—	46,595,125	—	46,595,125
Total Bonds and Notes	—	9,222,538,145	25,313,983	9,247,852,128
Bank Loans*	—	17,820,000	—	17,820,000
Short-Term Investments	—	253,442,781	—	253,442,781

Total	$—	$9,493,800,926	$25,313,983	$9,519,114,909

*	Major categories of the Fund’s investments are included above.

14

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
ABS Other	$39,800,000	$—	$—	$—	$—	$—	$(39,800,000)	$—
Airlines	14,176,691	—	—	243,844	22,950,000	—	(14,176,691)	23,193,844
Automotive	630,087	—	—	—	—	—	(630,087)	—
Diversified Manufacturing	14,557,959	—	—	—	—	—	(14,557,959)	—
Integrated Energy	1,351,142	—	—	(6,778)	(169,451)	—	—	1,174,913
Non-Captive Consumer	5,137,913	78,375	35,844	144,681	(5,396,813)	—	—	—
Supranational	8,370,105	—	—	—	—	—	(8,370,105)	—
Treasuries	—	40,015	—	(468,504)	1,373,715	—	—	945,226
Convertible Bonds
Wirelines	3,169,400	—	—	—	—	—	(3,169,400)	—

Total	$87,193,297	$78,375	$35,844	$(90,309)	$18,801,018	$—	$(80,704,242)	$25,313,983

Securities valued at $80,704,242 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2010 (Unaudited)

Treasuries	19.8%
Banking	9.3
Technology	4.9
Government Owned - No Guarantee	4.1
Wirelines	3.9
Commercial Mortgage-Backed Securities	3.6
Airlines	3.4
Pipelines	3.3
Electric	3.2
REITs	3.1
Non-Captive Diversified	2.9
ABS Other	2.2
Sovereigns	2.1
Other Investments, less than 2% each	30.7
Short-Term Investments	2.7

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

Currency Exposure at June 30, 2010 as a Percentage of Net Assets (Unaudited)

United States Dollar	72.3%
Canadian Dollar	16.7
New Zealand Dollar	3.2
Norwegian Krone	2.4
Other, less than 2% each	4.6

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

15

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2010 (Unaudited)

Principal Amount	Description	Value (†)
Bonds and Notes — 95.7% of Net Assets
	ABS Car Loan — 2.1%
$1,376,544	ARI Fleet Lease Trust, Series 2010-A, Class A, 144A, 1.800%, 8/15/2018(b)	$1,376,507
369,925	Merrill Auto Trust Securitization, Series 2008-1, Class 3A3, 5.500%, 3/15/2012	376,775
3,245,000	Navistar Financial Dealer Note Master Trust, Series 2010-1, Class A, 144A, 1.997%, 1/26/2015(b)	3,244,859
1,810,000	Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, 144A, 1.500%, 1/15/2015(b)	1,814,463
266,405	USAA Auto Owner Trust, Series 2008-3, Class A3, 4.280%, 10/15/2012	271,043

		7,083,647

	ABS Credit Card — 0.3%
985,000	American Express Credit Account Master, Series 2004-2, Class A, 0.520%, 12/15/2016(b)	976,502

	ABS Home Equity — 0.6%
780,305	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	685,393
568,703	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 5.700%, 1/25/2028	539,583
660,000	Residential Funding Mortgage Securities II, Series 2005-HI3, Class A4, 5.490%, 9/25/2035	630,344

		1,855,320

	Collateralized Mortgage Obligations — 0.2%
618,603	Federal Home Loan Mortgage Corp., Series 2901, Class UA, 5.000%, 1/15/2030	645,679
47,537	Federal Home Loan Mortgage Corp., Series 3145, Class KA, 5.000%, 8/15/2024	48,428

		694,107

	Commercial Mortgage-Backed Securities — 13.0%
1,500,000	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,517,756
2,000,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,959,536
360,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	366,903

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.091%, 12/10/2049(b)	$1,509,917
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,108,497
1,400,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)	1,488,531
2,670,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.825%, 6/15/2038(b)	2,823,370
825,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	787,701
1,610,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.722%, 6/15/2039(b)	1,534,538
2,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.830%, 9/15/2039(b)	1,900,252
3,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	3,323,238
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.888%, 7/10/2038(b)	1,567,924
3,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	3,005,478
1,860,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	1,913,782
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	1,156,743
2,785,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,781,432
3,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	2,931,797
3,639,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	3,481,696
2,720,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	2,623,710
1,500,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.880%, 6/11/2049(b)	1,523,397
815,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/2045	849,831

1

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$1,410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	$1,458,848

		43,614,877

	Government Guaranteed — 1.3%
2,340,000	US Central Federal Credit Union, (FDIC insured), 1.900%, 10/19/2012	2,388,272
1,800,000	West Corp. Federal Credit Union, (FDIC insured), 1.750%, 11/02/2012	1,829,993

		4,218,265

	Government Owned - No Guarantee — 22.4%
5,100,000	Federal Home Loan Mortgage Corp., 0.271%, 2/02/2012(b)	5,093,146
16,000,000	Federal Home Loan Mortgage Corp., 1.625%, 4/26/2011	16,157,904
11,920,000	Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	12,214,531
1,600,000	Federal Home Loan Mortgage Corp., 4.125%, 10/18/2010	1,618,549
17,760,000	Federal Home Loan Mortgage Corp., 4.125%, 12/21/2012	19,170,321
6,500,000	Federal National Mortgage Association, 1.250%, 6/22/2012	6,561,925
5,000,000	Federal National Mortgage Association, 1.750%, 3/23/2011	5,048,725
8,265,000	Federal National Mortgage Association, 4.750%, 11/19/2012	9,008,214

		74,873,315

	Government Sponsored — 5.0%
6,800,000	Federal Home Loan Bank, 1.125%, 6/03/2011	6,842,684
5,000,000	Federal Home Loan Bank, 1.625%, 7/27/2011	5,060,045
3,000,000	Federal Home Loan Bank, 3.375%, 10/20/2010	3,028,626
1,700,000	Federal Home Loan Bank, 3.625%, 9/16/2011	1,765,390

		16,696,745

	Hybrid ARMs — 0.3%
1,001,620	FNMA, 5.947%, 2/01/2037(b)	1,072,840

	Mortgage Related — 21.7%
9,748,745	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	10,286,198
2,699,404	FHLMC, 5.500%, 10/01/2023	2,917,946
3,578,934	FHLMC 6.000%, with various maturities from 2019 to 2021(c)	3,900,009
5,403,358	FHLMC 6.500%, with various maturities from 2014 to 2034(c)	5,947,686

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$145,987	FHLMC, 7.000%, 2/01/2016	$158,219
13,168	FHLMC 7.500%, with various maturities from 2012 to 2026(c)	14,122
9,641	FHLMC, 8.000%, 9/01/2015	10,544
4,033	FHLMC, 10.000%, 7/01/2019	4,608
116,418	FHLMC 11.500%, with various maturities from 2015 to 2020(c)	122,859
8,242,887	FNMA 4.000%, with various maturities from 2018 to 2019(c)	8,714,339
9,890,724	FNMA, 4.500%, with various maturities from 2019 to 2025(c)	10,461,056
8,281,986	FNMA 5.500%, with various maturities from 2017 to 2033(c)	8,956,934
14,358,513	FNMA 6.000%, with various maturities from 2017 to 2022(c)	15,651,863
3,633,412	FNMA 6.500%, with various maturities from 2017 to 2037(c)	4,001,364
180,952	FNMA, 7.000%, 12/01/2022	199,932
337,902	FNMA 7.500%, with various maturities from 2015 to 2032(c)	381,745
50,029	FNMA 8.000%, with various maturities from 2015 to 2016(c)	54,766
82,814	GNMA, 6.000%, 12/15/2031	91,646
284,026	GNMA, 6.500%, 5/15/2031	318,207
283,759	GNMA, 7.000%, 10/15/2028	322,322
2,029	GNMA, 12.500%, 6/15/2014	2,308
27,127	GNMA 16.000%, with various maturities from 2011 to 2012(c)	29,699
7,557	GNMA 17.000%, with various maturities in 2011(c)	8,053

		72,556,425

	Treasuries — 28.8%
31,100,000	U.S. Treasury Note, 0.875%, 5/31/2011	31,248,222
20,425,000	U.S. Treasury Note, 1.000%, 9/30/2011	20,565,422
39,000,000	U.S. Treasury Note, 1.375%, 9/15/2012	39,594,126

2

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount	Description	Value (†)
	Treasuries — continued
$2,915,000	U.S. Treasury Note, 1.500%, 10/31/2010	$2,927,526
1,925,000	U.S. Treasury Note, 2.750%, 7/31/2010	1,929,060

		96,264,356

	Total Bonds and Notes (Identified Cost $310,110,985)	319,906,399

Short-Term Investments — 2.9%
9,615,167	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $9,615,167 on 7/01/2010, collateralized by $9,800,000 Federal National Mortgage Association, 2.000% due 12/16/2013 valued at $9,812,250 including accrued interest(d) (Identified Cost $9,615,167)	9,615,167

	Total Investments — 98.6% (Identified Cost $319,726,152)(a)	329,521,566
	Other assets less liabilities—1.4%	4,692,416

	Net Assets — 100.0%	$334,213,982

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

3

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $319,995,978 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,786,221
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(260,633)

Net unrealized appreciation	$9,525,588

At September 30, 2009, the Fund had a capital loss carryforward of $5,862,894 of which $1,425,832 expires on September 30, 2014; $4,336,746 expires on September 30, 2015 and $100,316 expires on September 30, 2016. At September 30, 2009 post-October capital loss deferrals were $83,587. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2010 is disclosed.

(c)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $6,435,829 or 1.9% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value

Asset Valuation Inputs

Description *	Level 1	Level 2	Level 3	Total
Bonds and Notes	$—	$319,906,399	$—	$319,906,399
Short-Term Investments	—	9,615,167	—	9,615,167

Total	$—	$329,521,566	$—	$329,521,566

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
ABS Home Equity	$538,786	$—	$(141,942)	$457,162	$(854,006)	$—	$—	$—

Total	$538,786	$—	$(141,942)	$457,162	$(854,006)	$—	$—	$—

Industry Summary at June 30, 2010 (Unaudited)

Treasuries	28.8%
Government Owned - No Guarantee	22.4
Mortgage Related	21.7
Commercial Mortgage-Backed Securities	13.0
Government Sponsored	5.0
Abs Car Loan	2.1
Other Investments, less than 2% each	2.7
Short-Term Investments	2.9

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

5

LOOMIS SAYLES DISCIPLINED EQUITY FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 97.5% of Net Assets
	Aerospace & Defense – 2.5%
12,354	Boeing Co.(b)	$775,214

	Beverages – 6.0%
9,150	Brown-Forman Corp., Class B(b)	523,655
19,772	Dr Pepper Snapple Group, Inc.	739,275
9,782	PepsiCo, Inc.	596,213

		1,859,143

	Biotechnology – 2.0%
11,863	Amgen, Inc.(c)	623,994

	Commercial Banks – 1.8%
21,654	Wells Fargo & Co.	554,342

	Communications Equipment – 1.4%
6,220	F5 Networks, Inc.(b)(c)	426,505

	Computers & Peripherals – 6.0%
4,973	Apple, Inc.(b)(c)	1,250,859
15,637	NetApp, Inc.(c)	583,416

		1,834,275

	Consumer Finance – 3.7%
28,913	American Express Co.(b)	1,147,846

	Diversified Financial Services – 8.4%
65,514	Bank of America Corp.	941,436
2,375	CME Group, Inc., Class A(b)	668,681
26,896	JPMorgan Chase & Co.(b)	984,663

		2,594,780

	Diversified Telecommunication Services – 1.7%
97,974	Qwest Communications International, Inc.	514,364

	Energy Equipment & Services – 1.8%
22,504	Halliburton Co.(b)	552,473

	Health Care Providers & Services – 1.8%
11,550	Express Scripts, Inc.(b)(c)	543,081

	Household Durables – 2.1%
7,383	Whirlpool Corp.(b)	648,375

	Household Products – 2.7%
14,040	Procter & Gamble Co. (The)	842,119

	Industrial Conglomerates – 6.1%
9,784	3M Co.(b)	772,838
77,296	General Electric Co.	1,114,609

		1,887,447

	Insurance – 2.5%
34,821	Unum Group(b)	755,616

	IT Services – 4.2%
10,516	International Business Machines Corp.	1,298,516

	Life Sciences Tools & Services – 2.3%
14,463	Thermo Fisher Scientific, Inc.(b)(c)	709,410

	Machinery – 2.0%
11,201	Parker Hannifin Corp.	621,207

	Media – 4.7%
27,412	DIRECTV, Class A(c)	929,815
14,132	Discovery Communications, Inc., Class A(c)	504,654

		1,434,469

	Multi - Utilities – 1.7%
35,899	CMS Energy Corp.	525,920

	Multiline Retail – 2.6%
19,352	Dollar Tree, Inc.(b)(c)	805,603

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels – 9.0%
19,549	Chevron Corp.	$1,326,595
64,801	El Paso Corp.	719,939
7,438	EOG Resources, Inc.(b)	731,676

		2,778,210

	Paper & Forest Products – 2.2%
30,238	International Paper Co.(b)	684,286

	Personal Products – 1.4%
7,486	Estee Lauder Cos., Inc. (The), Class A(b)	417,195

	Pharmaceuticals – 5.6%
10,291	Allergan, Inc.	599,554
35,491	Mylan, Inc.(c)	604,766
8,612	Perrigo Co.(b)	508,711

		1,713,031

	Semiconductors & Semiconductor Equipment – 5.1%
56,329	Intel Corp.(b)	1,095,599
29,812	Marvell Technology Group Ltd.(b)(c)	469,837

		1,565,436

	Software – 4.0%
57,974	Oracle Corp.	1,244,122

	Specialty Retail – 2.2%
35,056	Gap, Inc. (The)	682,190

	Total Common Stocks (Identified Cost $31,620,086)	30,039,169

Principal Amount
Short-Term Investments – 3.0%
$906,337	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $906,337 on 7/01/2010 collateralized by $920,000 Federal Home Loan Bank, 1.000% due 12/28/2011 valued at $926,900 including accrued interest(d) (Identified Cost $906,337)	906,337

	Total Investments - 100.5% (Identified Cost $32,526,423)(a)	30,945,506
	Other assets less liabilities — (0.5)%	(138,936)

	Net Assets — 100.0%	$30,806,570

Contracts
Call Options Written – (0.2%)
32	3M Co. expiring August 21, 2010 at 85(e)	(3,488)
96	American Express Co. expiring August 21, 2010 at 45(e)	(6,720)
11	Apple, Inc. expiring July 17, 2010 at 290(e)	(462)
122	Boeing Co. expiring August 21, 2010 at 72.50(e)	(6,893)
46	Brown-Forman Corp., Class B expiring July 17, 2010 at 60(e)	(1,150)
8	CME Group, Inc., Class A expiring August 21, 2010 at 330(e)	(1,940)

1

LOOMIS SAYLES DISCIPLINED EQUITY FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Contracts	Description	Value (†)
	Call Options Written – continued
34	Dollar Tree, Inc. expiring August 21, 2010 at 43.33(e)	$(5,355)
34	Dollar Tree, Inc. expiring August 21, 2010 at 46.67(e)	(1,275)
73	EOG Resources, Inc. expiring August 21, 2010 at 115(e)	(11,132)
19	Estee Lauder Cos., Inc. (The), Class A expiring July 17, 2010 at 60(e)	(570)
34	Express Scripts, Inc. expiring August 21, 2010 at 55(e)	(1,190)
80	Express Scripts, Inc. expiring August 21, 2010 at 57.50(e)	(1,200)
29	F5 Networks, Inc. expiring July 17, 2010 at 80(e)	(435)
15	F5 Networks, Inc. expiring August 21, 2010 at 80(e)	(2,212)
112	Halliburton Co. expiring August 21, 2010 at 30(e)	(3,920)
141	Intel Corp. expiring August 21, 2010 at 22(e)	(2,961)
217	International Paper Co. expiring August 21, 2010 at 28(e)	(5,534)
90	JPMorgan Chase & Co. expiring July 17, 2010 at 41(e)	(1,125)
87	JPMorgan Chase & Co. expiring August 21, 2010 at 43(e)	(2,219)
99	Marvell Technology Group Ltd. expiring August 21, 2010 at 21(e)	(495)
50	Perrigo Co. expiring August 21, 2010 at 65(e)	(6,875)
24	Perrigo Co. expiring August 21, 2010 at 70(e)	(1,140)
30	Thermo Fisher Scientific, Inc. expiring July 17, 2010 at 55(e)	(300)
116	Unum Group expiring July 17, 2010 at 25(e)	(580)
116	Unum Group expiring August 21, 2010 at 25(e)	(1,740)
8	Whirlpool Corp. expiring August 21, 2010 at 110(e)	(700)

	Total Call Options Written (Premiums Received $144,992)	$(71,611)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and offer quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

LOOMIS SAYLES DISCIPLINED EQUITY FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At June 30, 2010, the net unrealized depreciation on investments based on a cost of $32,526,423 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$673,898
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,254,815)

Net unrealized depreciation	$(1,580,917)

At September 30, 2009, the Fund had a capital loss carryforward of $2,229,424 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $4,813,445. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for outstanding call options.

(c)	Non-income producing security.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(e)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund is not party to any over-the-counter options at June 30, 2010.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$30,039,169	$—	$—	$30,039,169
Short-Term Investments	—	906,337	—	906,337

Total	$30,039,169	$906,337	$—	$30,945,506

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Call Options Written	$(71,611)	$—	$—	$(71,611)

*	Major categories of the Fund’s investments and option contracts are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended June 30, 2010, the Fund engaged in written call option transactions for hedging purposes.

3

LOOMIS SAYLES DISCIPLINED EQUITY FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 9/30/2009	—	$—
Options written	16,600	1,266,036
Options terminated in closing purchase transactions	(13,968)	(1,079,593)
Options exercised	(42)	(2,058)
Options expired	(867)	(39,393)

Outstanding at 6/30/2010	1,723	$144,992

Industry Summary at June 30, 2010 (Unaudited)

Oil, Gas & Consumable Fuels	9.0%
Diversified Financial Services	8.4
Industrial Conglomerates	6.1
Beverages	6.0
Computers & Peripherals	6.0
Pharmaceuticals	5.6
Semiconductors & Semiconductor Equipment	5.1
Media	4.7
IT Services	4.2
Software	4.0
Consumer Finance	3.7
Household Products	2.7
Multiline Retail	2.6
Aerospace & Defense	2.5
Insurance	2.5
Life Sciences Tools & Services	2.3
Paper & Forest Products	2.2
Specialty Retail	2.2
Household Durables	2.1
Biotechnology	2.0
Machinery	2.0
Other Investments, Less than 2% each	11.6
Short-Term Investments	3.0

Total Investments	100.5
Other assets less liabilities (including call options written)	(0.5)

Net Assets	100.0%

4

PORTFOLIO OF INVESTMENTS – as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Growth Fund

	Shares	Value (†)
COMMON STOCKS – 97.4% of Net Assets
Aerospace & Defense – 2.0%
HEICO Corp.	28,515	$1,024,259
Hexcel Corp.(b)	85,239	1,322,057

		2,346,316

Air Freight & Logistics – 1.1%
Atlas Air Worldwide Holdings, Inc.(b)	26,957	1,280,458

Auto Components – 0.9%
Amerigon, Inc.(b)	138,752	1,023,990

Biotechnology – 5.2%
Alexion Pharmaceuticals, Inc.(b)	20,875	1,068,591
Alkermes, Inc.(b)	74,573	928,434
Cepheid, Inc.(b)	74,574	1,194,675
Clinical Data, Inc.(b)	51,680	642,899
Incyte Corp. Ltd.(b)	66,910	740,694
Pharmasset, Inc.(b)	28,645	783,154
Regeneron Pharmaceuticals, Inc.(b)	31,549	704,174

		6,062,621

Building Products – 1.1%
Trex Company, Inc.(b)	64,698	1,299,783

Capital Markets – 3.2%
Evercore Partners, Inc., Class A	37,942	885,946
Greenhill & Co., Inc.	15,510	948,126
Harris & Harris Group, Inc.(b)	159,358	651,774
Stifel Financial Corp.(b)	27,137	1,177,475

		3,663,321

Commercial Banks – 2.1%
Signature Bank(b)	36,482	1,386,681
SVB Financial Group(b)	24,800	1,022,504

		2,409,185

Commercial Services & Supplies – 2.1%
EnerNOC, Inc.(b)	35,814	1,125,992
Waste Connections, Inc.(b)	38,719	1,350,906

		2,476,898

Communications Equipment – 2.9%
Ciena Corp.(b)	55,605	705,071
DG FastChannel, Inc.(b)	33,239	1,082,927
F5 Networks, Inc.(b)	12,672	868,919
Meru Networks, Inc.(b)	55,905	663,033

		3,319,950

Computers & Peripherals – 1.1%
Netezza Corp.(b)	96,525	1,320,462

Construction & Engineering – 0.8%
MasTec, Inc.(b)	98,528	926,163

1

PORTFOLIO OF INVESTMENTS – as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Diversified Consumer Services – 1.8%
Grand Canyon Education, Inc.(b)	44,254	$1,036,871
Lincoln Educational Services Corp.(b)	47,998	988,279

		2,025,150

Diversified Financial Services – 0.8%
MSCI, Inc.(b)	34,146	935,600

Electrical Equipment – 1.2%
Polypore International, Inc.(b)	63,379	1,441,238

Electronic Equipment Instruments & Components – 1.1%
IPG Photonics Corp.(b)	79,935	1,217,410

Energy Equipment & Services – 1.6%
Oceaneering International, Inc.(b)	21,284	955,652
T-3 Energy Services, Inc.(b)	34,119	951,920

		1,907,572

Food Products – 1.2%
Diamond Foods, Inc.	32,480	1,334,928

Health Care Equipment & Supplies – 9.3%
AGA Medical Holdings, Inc.(b)	85,746	1,088,117
Align Technology, Inc.(b)	70,114	1,042,595
DexCom, Inc.(b)	88,805	1,026,586
ev3, Inc.(b)	51,678	1,158,104
Insulet Corp.(b)	63,040	948,752
Masimo Corp.	40,848	972,591
MELA Sciences, Inc.(b)	89,923	669,027
ResMed, Inc.(b)	22,357	1,359,529
Volcano Corp.(b)	59,238	1,292,573
Zoll Medical Corp.(b)	44,124	1,195,760

		10,753,634

Health Care Providers & Services – 6.1%
Bio-Reference Labs, Inc.(b)	57,412	1,272,824
Catalyst Health Solutions, Inc.(b)	30,466	1,051,077
Hanger Orthopedic Group, Inc.(b)	72,256	1,297,718
HMS Holdings Corp.(b)	26,940	1,460,687
IPC The Hospitalist Co.(b)	35,350	887,285
MWI Veterinary Supply, Inc.(b)	21,483	1,079,735

		7,049,326

Health Care Technology – 2.6%
MedAssets, Inc.(b)	70,781	1,633,625
SXC Health Solutions Corp.(b)	18,590	1,361,718

		2,995,343

Hotels, Restaurants & Leisure – 2.0%
Life Time Fitness, Inc.(b)	36,908	1,173,305

2

PORTFOLIO OF INVESTMENTS – as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Hotels, Restaurants & Leisure – continued
Panera Bread Co., Class A(b)	15,896	$1,196,810

		2,370,115

Household Durables – 0.9%
Tempur-Pedic International, Inc.(b)	35,368	1,087,566

Internet Software & Services – 6.5%
Ancestry.com, Inc.(b)	35,268	621,422
Constant Contact, Inc.(b)	51,537	1,099,284
GSI Commerce, Inc.(b)	80,864	2,328,883
MercadoLibre, Inc.(b)	24,419	1,283,219
Monster Worldwide, Inc.(b)	62,297	725,760
WebMD Health Corp.(b)	32,950	1,529,869

		7,588,437

IT Services – 0.7%
CyberSource Corp.(b)	33,664	859,442

Machinery – 0.8%
Bucyrus International, Inc.	19,497	925,133

Media – 0.8%
Imax Corp.(b)	59,634	870,656

Oil, Gas & Consumable Fuels – 5.0%
Brigham Exploration Co.(b)	66,566	1,023,785
Comstock Resources, Inc.(b)	35,998	997,865
Concho Resources, Inc.(b)	23,137	1,280,170
Oasis Petroleum, Inc.(b)	44,637	647,236
Rosetta Resources, Inc.(b)	46,797	927,049
World Fuel Services Corp.	33,928	880,092

		5,756,197

Pharmaceuticals – 1.9%
Inspire Pharmaceuticals, Inc.(b)	140,358	700,386
Nektar Therapeutics(b)	62,704	758,718
Obagi Medical Products, Inc.(b)	67,086	792,957

		2,252,061

Professional Services – 3.5%
Advisory Board Co. (The)(b)	30,717	1,319,602
ICF International, Inc.(b)	52,376	1,253,358
IHS, Inc., Class A(b)	25,377	1,482,524

		4,055,484

Semiconductors & Semiconductor Equipment – 6.7%
Advanced Energy Industries, Inc.(b)	71,461	878,256
Cavium Network, Inc.(b)	38,857	1,017,665
Cymer, Inc.(b)	32,397	973,206
Hittite Microwave Corp.(b)	24,242	1,084,587

3

PORTFOLIO OF INVESTMENTS – as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Semiconductors & Semiconductor Equipment – continued
Netlogic Microsystems, Inc.(b)	37,519	$1,020,517
Power Integrations, Inc.	25,978	836,362
Silicon Laboratories, Inc.(b)	26,126	1,059,670
Varian Semiconductor Equipment Associates, Inc.(b)	31,196	894,077

		7,764,340

Software – 9.3%
ArcSight, Inc.(b)	47,574	1,065,182
Ariba, Inc.(b)	113,825	1,813,232
Blackboard, Inc.(b)	35,419	1,322,191
Concur Technologies, Inc.(b)	32,457	1,385,265
Informatica Corp.(b)	66,675	1,592,199
SuccessFactors, Inc.(b)	48,311	1,004,386
Ultimate Software Group, Inc.(The)(b)	41,216	1,354,358
VanceInfo Technologies, Inc., ADR(b)	54,314	1,264,430

		10,801,243

Specialty Retail – 7.3%
Christopher & Banks Corp.	113,301	701,333
DSW, Inc., Class A(b)	40,874	918,030
hhgregg, Inc.(b)	40,692	948,938
Hibbett Sports, Inc.(b)	49,349	1,182,402
Monro Muffler Brake, Inc.	35,978	1,422,210
Rue21, Inc.(b)	28,965	878,798
Ulta Salon, Cosmetics & Fragrance, Inc.(b)	61,026	1,443,875
Vitamin Shoppe, Inc.(b)	39,479	1,012,637

		8,508,223

Textiles, Apparel & Luxury Goods – 3.0%
Carter’s, Inc.(b)	46,778	1,227,922
Phillips-Van Heusen Corp.	21,769	1,007,252
Volcom, Inc.(b)	65,310	1,212,807

		3,447,981

Transportation Infrastructure – 0.8%
Aegean Marine Petroleum Network, Inc.	44,019	879,500

TOTAL COMMON STOCKS (Identified Cost $95,401,914)		112,955,726

4

PORTFOLIO OF INVESTMENTS – as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Principal Amount	Value (†)
SHORT-TERM INVESTMENTS – 2.6%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/10 at 0.000% to be repurchased at $2,973,312 on 7/01/10 collateralized by $2,680,000 Federal Home Loan Mortgage Corp., 4.750% due 11/17/15 valued at $3,035,100 including accrued interest(c) (Identified Cost $2,973,312)	$2,973,312	$2,973,312

TOTAL INVESTMENTS – 100.0% (Identified Cost $98,375,226)(a)		115,929,038
Other assets less liabilities—0.0%		(721)

NET ASSETS – 100.0%		$115,928,317

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2010, the net unrealized appreciation on investments based on a cost of $98,374,163 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$21,937,610
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,382,735)

Net unrealized appreciation	$17,554,875

At September 30, 2009, the Fund had a capital loss carryforward of $212,593,355 of which $138,314,515 expires on September 30, 2010; $59,283,040 expires on September 30, 2011and $14,995,800 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $26,616,006. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

5

PORTFOLIO OF INVESTMENTS – as of June 30, 2010 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$112,955,726	$—	$—	$112,955,726
Short-Term Investments	—	2,973,312	—	2,973,312

Total	$112,955,726	$2,973,312	$—	$115,929,038

*	Major categories of the Fund’s investments are included above.

INDUSTRY SUMMARY AT JUNE 30, 2010 (Unaudited)

Software	9.3%
Health Care Equipment & Supplies	9.3
Specialty Retail	7.3
Semiconductors & Semiconductor Equipment	6.7
Internet Software & Services	6.5
Health Care Providers & Services	6.1
Biotechnology	5.2
Oil, Gas & Consumable Fuels	5.0
Professional Services	3.5
Capital Markets	3.2
Textiles, Apparel & Luxury Goods	3.0
Communications Equipment	2.9
Health Care Technology	2.6
Commercial Services & Supplies	2.1
Commercial Banks	2.1
Hotels, Restaurants & Leisure	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	18.6
Short-Term Investments	2.6

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

6

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.5% of Net Assets
Non-Convertible Bonds — 81.5%
	ABS Car Loan — 0.1%
$11,305,000	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 144A, 0.488%, 8/20/2013(b)	$10,777,534

	ABS Credit Card — 0.1%
11,005,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	11,758,870

	Aerospace & Defense — 0.1%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	577,286
11,800,000	Bombardier, Inc., 144A, 7.450%, 5/01/2034	10,974,000

		11,551,286

	Airlines — 1.9%
3,222,650	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019	3,577,142
432,651	American Airlines Pass Through Trust, Series 93A6, 8.040%, 9/16/2011	418,590
144,696	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	148,530
6,117,518	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	6,034,932
3,339,995	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	3,039,396
3,046,379	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	2,776,774
5,801,291	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	5,337,188
5,029,719	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	4,936,670
1,314,717	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,350,872
1,486,910	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,524,083
7,235,449	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	7,018,385
2,067,163	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,988,508
2,714,175	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	2,551,324
11,703,990	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	11,481,614

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$19,476,090	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022	$17,918,002
19,595,724	Continental Airlines Pass Through Trust, Series 2009-1, Class A, 9.000%, 7/08/2016	21,065,403
17,425,000	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 11/10/2019	18,557,625
3,145,000	Delta Air Lines, Inc., 144A, 9.500%, 9/15/2014	3,302,250
2,450,000	Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111%, 3/18/2013	2,529,625
1,526,968	Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	1,507,881
8,464,020	Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	8,061,979
27,413,153	Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014	27,139,021
7,126,790	Delta Air Lines, Inc., Series B, 9.750%, 12/17/2016	7,411,861
2,201,154	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	2,099,901
21,099,455	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	19,613,210
1,500,000	Qantas Airways Ltd., 144A, 5.125%, 6/20/2013	1,576,129
32,710,000	Qantas Airways Ltd., 144A, 6.050%, 4/15/2016	33,897,667
17,870,524	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	16,440,882
11,036,483	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	11,864,219

		245,169,663

	Automotive — 3.0%
265,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	254,400
1,853,000	Cummins, Inc., 6.750%, 2/15/2027	1,985,549
2,145,000	Cummins, Inc., 7.125%, 3/01/2028	2,385,354
3,100,000	FCE Bank PLC, EMTN, 4.625%, 10/25/2010, (NOK)	466,828
6,500,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	8,008,137
4,500,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	5,530,338
5,700,000	FCE Bank PLC, EMTN, 7.875%, 2/15/2011, (GBP)	8,580,246
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	14,543,415
1,975,000	Ford Motor Co., 6.500%, 8/01/2018	1,817,000

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$1,220,000	Ford Motor Co., 6.625%, 2/15/2028	$957,700
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	59,114,910
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	1,962,950
90,200,000	Ford Motor Co., 7.450%, 7/16/2031	81,405,500
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,149,975
10,685,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	10,895,088
39,805,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	39,373,912
47,810,000	Ford Motor Credit Co. LLC, 8.000%, 6/01/2014	49,342,741
14,595,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	14,924,716
50,000,000	Ford Motor Credit Co. LLC, 8.700%, 10/01/2014	52,109,450
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	4,242,892
9,635,000	Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	10,478,062
1,300,000	TRW Automotive, Inc., 144A, 7.000%, 3/15/2014	1,287,000
3,100,000	TRW Automotive, Inc., 144A, 7.250%, 3/15/2017	3,007,000
5,300,000	TRW Automotive, Inc., 144A, 8.875%, 12/01/2017	5,459,000

		379,282,163

	Banking — 6.4%
67,925,000	AgriBank FCB, 144A, 9.125%, 7/15/2019(c)	80,449,079
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	21,051,157
22,125,000	BAC Capital Trust VI, 5.625%, 3/08/2035	18,640,467
1,675,000	Bank of America Corp., 5.420%, 3/15/2017	1,668,803
4,560,000	Bank of America Corp., 6.000%, 9/01/2017	4,798,629
8,020,000	Bank of America NA, 5.300%, 3/15/2017	8,075,346
56,650,000,000	Barclays Financial LLC, 144A, 4.470%, 12/04/2011, (KRW)	46,561,793
17,310,000,000	Barclays Financial LLC, EMTN, 144A, 4.060%, 9/16/2010, (KRW)	14,181,744
21,340,000,000	Barclays Financial LLC, EMTN, 144A, 4.460%, 9/23/2010, (KRW)	17,500,174
224,520,000,000	BNP Paribas SA, EMTN, 144A, Zero Coupon, 6/13/2011, (IDR)	23,108,346
2,165,000	Capital One Financial Corp., 6.150%, 9/01/2016	2,290,867
18,650,000	Citibank NA, 144A, 15.000%, 7/02/2010, (BRL)	10,332,410
47,120,000	Citigroup, Inc., 5.000%, 9/15/2014	47,129,424
985,000	Citigroup, Inc., 5.850%, 12/11/2034	932,392

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$22,790,000	Citigroup, Inc., 5.875%, 2/22/2033	$20,436,819
10,819,000	Citigroup, Inc., 6.000%, 10/31/2033	9,677,509
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	5,507,873
45,862,000	Citigroup, Inc., 6.375%, 8/12/2014	48,712,461
3,350,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	3,621,126
64,000,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	65,799,360
9,905,000	First Niagara Financial Group, Inc., 6.750%, 3/19/2020	10,397,447
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	382,167
30,375,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	29,777,888
1,285,000	Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/2020	1,269,729
119,806,078	HSBC Bank USA, 144A, Zero Coupon, 11/28/2011	107,681,703
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 144A, 6.375%, 4/30/2022	8,362,891
109,312,000,000	JPMorgan Chase & Co., 144A, Zero Coupon, 3/28/2011, (IDR)	11,446,106
229,157,783,660	JPMorgan Chase & Co., 144A, Zero Coupon, 4/12/2012, (IDR)	22,278,737
599,726,100,000	JPMorgan Chase & Co., EMTN, 144A, Zero Coupon, 3/28/2011, (IDR)	62,797,575
76,496,404,750	JPMorgan Chase Bank, EMTN, 144A, Zero Coupon, 10/21/2010, (IDR)	8,252,160
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,019,096
1,400,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	1,271,446
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	27,390,582
3,450,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	3,829,513
5,410,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	5,771,285
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	798,018
1,235,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	1,287,775
26,665,000	Morgan Stanley, 4.750%, 4/01/2014	26,710,757
5,050,000	Morgan Stanley, 5.125%, 11/30/2015, (GBP)	7,476,396
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	8,280,259
2,900,000	Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017	2,876,435
6,600,000	Morgan Stanley, Series F, MTN, 5.625%, 9/23/2019	6,384,926

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$5,210,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	$5,275,959

		813,494,629

	Brokerage — 0.0%
275,000	Jefferies Group, Inc., 6.250%, 1/15/2036	246,139
3,725,000	Jefferies Group, Inc., 8.500%, 7/15/2019	4,184,147

		4,430,286

	Building Materials — 1.0%
3,255,000	Masco Corp., 4.800%, 6/15/2015	3,023,019
2,220,000	Masco Corp., 5.850%, 3/15/2017	2,165,621
13,440,000	Masco Corp., 6.125%, 10/03/2016	13,003,912
2,045,000	Masco Corp., 6.500%, 8/15/2032	1,728,796
18,935,000	Owens Corning, Inc., 6.500%, 12/01/2016	20,146,632
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	35,805,065
45,137,000	USG Corp., 6.300%, 11/15/2016	38,930,663
14,155,000	USG Corp., 9.500%, 1/15/2018	14,013,450

		128,817,158

	Chemicals — 1.0%
23,584,000	Borden, Inc., 7.875%, 2/15/2023	16,155,040
6,920,000	Borden, Inc., 8.375%, 4/15/2016	5,363,000
8,757,000	Borden, Inc., 9.200%, 3/15/2021	6,305,040
36,355,000	Chevron Phillips Chemical Co. LLC, 144A, 8.250%, 6/15/2019	45,839,256
14,550,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	11,349,000
1,760,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	1,588,400
24,086,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014	22,761,270
5,350,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	5,202,126
6,465,000	Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	7,437,465
2,730,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	3,204,990

		125,205,587

	Construction Machinery — 1.0%
48,305,000	Case New Holland, Inc., 7.750%, 9/01/2013	49,391,862
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,508,918

Principal Amount (‡)	Description	Value (†)
	Construction Machinery — continued
$1,645,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	$1,634,719
10,790,000	Terex Corp., 8.000%, 11/15/2017	9,980,750
18,703,000	United Rentals North America, Inc., 7.000%, 2/15/2014	17,580,820
14,955,000	United Rentals North America, Inc., 7.750%, 11/15/2013	14,543,738
26,935,000	United Rentals North America, Inc., 10.875%, 6/15/2016	28,887,787

		123,528,594

	Consumer Cyclical Services — 0.9%
670,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	562,800
5,500,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	4,097,500
101,985,000	Western Union Co. (The), 6.200%, 11/17/2036	108,744,260

		113,404,560

	Consumer Products — 0.1%
5,380,000	Whirlpool Corp., MTN, 8.600%, 5/01/2014	6,343,058

	Distributors — 0.0%
1,500,000	EQT Corp., 8.125%, 6/01/2019	1,764,528

	Diversified Manufacturing — 0.7%
1,441,000	Textron Financial Corp., 5.400%, 4/28/2013	1,498,405
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	543,863
9,950,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	12,216,997
5,020,000	Textron, Inc., 5.600%, 12/01/2017	5,205,419
26,000,000	Textron, Inc., 6.200%, 3/15/2015	27,983,878
18,635,000	Textron, Inc., 7.250%, 10/01/2019	21,274,219
16,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	22,134,347

		90,857,128

	Electric — 3.4%
4,020,000	AES Corp. (The), 7.750%, 3/01/2014	4,090,350
5,565,000	AES Corp. (The), 8.375%, 3/01/2011, (GBP)(c)	8,439,390
8,495,559	AES Ironwood LLC, 8.857%, 11/30/2025	8,113,259
1,058,673	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,045,440
70,050,991	Bruce Mansfield Unit, 6.850%, 6/01/2034(c)	73,179,370
3,254,784	CE Generation LLC, 7.416%, 12/15/2018	3,312,231
31,115,000	Cleveland Electric Illuminating Co., 5.950%, 12/15/2036	30,851,580

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Electric — continued
$11,275,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	$7,497,875
1,000,000	Dynegy Holdings, Inc., 7.500%, 6/01/2015	791,250
10,185,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	5,856,375
500,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	345,625
7,455,000	Dynegy Holdings, Inc., 8.375%, 5/01/2016	5,898,769
1,132,099	Dynegy Roseton/Danskammer Pass Through Trust, Series A, 7.270%, 11/08/2010	1,132,099
95,200,000	Edison Mission Energy, 7.625%, 5/15/2027	54,026,000
250,000	Empresa Nacional de Electricidad SA, (Endesa-Chile), 8.350%, 8/01/2013	285,999
4,875,000	Empresa-Chile Oversea Co., 7.875%, 2/01/2027	5,430,165
5,940,000	Energy Future Holdings Corp., 144A, 10.000%, 1/15/2020	5,910,300
555,000	Enersis SA, Cayman Islands, 7.400%, 12/01/2016	633,538
5,310,000	ITC Holdings Corp., 144A, 6.375%, 9/30/2036	5,489,345
31,735,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)	18,723,650
43,450,000	NiSource Finance Corp., 6.400%, 3/15/2018	47,809,599
2,500,000	NRG Energy, Inc., 7.250%, 2/01/2014	2,534,375
5,000,000	NRG Energy, Inc., 7.375%, 2/01/2016	4,975,000
1,348,750	Quezon Power (Philippines) Ltd., Senior Secured Note, 8.860%, 6/15/2017	1,345,378
25,230,000	RRI Energy, Inc., 7.875%, 6/15/2017	23,842,350
1,050,000	SP PowerAssets Ltd., EMTN, 3.730%, 10/22/2010, (SGD)	756,529
655,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.250%, 11/01/2015	432,300
50,270,000	TXU Corp., Series P, 5.550%, 11/15/2014	35,710,551
101,735,000	TXU Corp., Series Q, 6.500%, 11/15/2024	45,780,750
6,675,000	TXU Corp., Series R, 6.550%, 11/15/2034	2,970,375
7,300,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	7,453,008
10,935,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	10,726,251
4,000,000	White Pine Hydro LLC, 7.260%, 7/20/2015(c)	3,538,040

		428,927,116

	Entertainment — 0.0%
1,455,000	Viacom, Inc., 6.875%, 4/30/2036	1,647,159

Principal Amount (‡)	Description	Value (†)
	Financial Other — 0.2%
$20,000,000	National Life Insurance Co., 144A, 10.500%, 9/15/2039	$23,632,400

	Food & Beverage — 0.2%
2,085,000	Aramark Services, Inc., 5.000%, 6/01/2012	2,035,481
23,710,000	Corn Products International, Inc., 6.625%, 4/15/2037	24,760,780
965,000	Smithfield Foods, Inc., 7.750%, 7/01/2017	921,575

		27,717,836

	Government Owned - No Guarantee — 0.3%
26,435,000	Abu Dhabi National Energy Co., 144A, 7.250%, 8/01/2018	28,464,944
19,500,000	DP World Ltd., 144A, 6.850%, 7/02/2037	15,511,996

		43,976,940

	Government Sponsored — 0.4%
72,695,000	Queensland Treasury Corp., 144A, 7.125%, 9/18/2017, (NZD)	54,244,544

	Health Insurance — 0.5%
15,325,000	CIGNA Corp., 6.150%, 11/15/2036	15,762,437
2,000,000	CIGNA Corp., 6.350%, 3/15/2018	2,234,822
44,675,000	WellPoint, Inc., 6.375%, 6/15/2037	48,216,878

		66,214,137

	Healthcare — 2.5%
4,075,000	Boston Scientific Corp., 5.125%, 1/12/2017	3,905,826
2,765,000	Boston Scientific Corp., 5.450%, 6/15/2014	2,834,587
10,230,000	Boston Scientific Corp., 6.000%, 1/15/2020	10,156,620
4,155,000	Boston Scientific Corp., 6.400%, 6/15/2016	4,360,078
16,510,000	Boston Scientific Corp., 7.000%, 11/15/2035	16,013,561
17,785,000	HCA, Inc., 5.750%, 3/15/2014	16,540,050
3,800,000	HCA, Inc., 6.250%, 2/15/2013	3,733,500
17,035,000	HCA, Inc., 6.375%, 1/15/2015	15,906,431
49,350,000	HCA, Inc., 6.500%, 2/15/2016	46,018,875
2,074,000	HCA, Inc., 6.750%, 7/15/2013	2,032,520
14,620,000	HCA, Inc., 7.050%, 12/01/2027	12,427,000
11,104,000	HCA, Inc., 7.190%, 11/15/2015	9,882,560
20,392,000	HCA, Inc., 7.500%, 12/15/2023	18,046,920
18,780,000	HCA, Inc., 7.500%, 11/06/2033	16,056,900
44,258,000	HCA, Inc., 7.690%, 6/15/2025	39,610,910

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$31,650,000	HCA, Inc., 8.360%, 4/15/2024	$29,434,500
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	13,917,200
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	8,091,930
17,230,000	Medco Health Solutions, Inc., 7.125%, 3/15/2018	20,584,130
3,260,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	3,283,091
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	25,396,020
1,570,000	Tenet Healthcare Corp., 7.375%, 2/01/2013	1,570,000
4,765,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	4,919,862

		324,723,071

	Home Construction — 0.9%
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	11,067,862
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	4,403,000
1,935,000	K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013	1,731,825
1,235,000	K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012	1,162,444
4,830,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.250%, 1/15/2015	3,525,900
16,075,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.250%, 1/15/2016	11,252,500
6,040,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.375%, 12/15/2014	4,530,000
2,490,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.500%, 1/15/2014	1,917,300
1,685,000	KB Home, 5.750%, 2/01/2014	1,541,775
8,340,000	KB Home, Guaranteed Note, 5.875%, 1/15/2015	7,422,600
5,805,000	KB Home, Guaranteed Note, 6.250%, 6/15/2015	5,166,450
11,315,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	10,013,775
3,745,000	Pulte Group, Inc., 5.200%, 2/15/2015	3,520,300
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	34,499,800
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	10,156,300
4,245,000	Toll Brothers Financial Corp., 5.150%, 5/15/2015	4,160,890

		116,072,721

	Independent Energy — 1.2%
48,410,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	38,509,138
4,185,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	4,810,568

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$14,650,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	$14,448,563
22,690,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	22,888,538
15,054,000	Connacher Oil and Gas Ltd., 144A, 10.250%, 12/15/2015	14,865,825
3,000,000	Connacher Oil and Gas Ltd., 144A, 11.750%, 7/15/2014	3,210,000
6,495,000	Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	6,397,575
1,805,000	Penn Virginia Corp., 10.375%, 6/15/2016	1,922,325
7,175,000	Pioneer Natural Resources Co., 5.875%, 7/15/2016	7,167,667
1,760,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	1,767,355
4,798,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	4,585,113
2,499,000	Swift Energy Co., 7.125%, 6/01/2017	2,305,328
6,615,000	Talisman Energy, Inc., 5.850%, 2/01/2037	6,875,591
20,970,000	Talisman Energy, Inc., 6.250%, 2/01/2038	22,367,902
444,000	Williams Cos., Inc. (The), 7.875%, 9/01/2021	508,865
715,000	Williams Cos., Inc. (The), Senior Note, 7.750%, 6/15/2031	768,160
2,984,000	Williams Cos., Inc. (The), Series A, 7.500%, 1/15/2031	3,174,146

		156,572,659

	Industrial Other — 0.2%
350,000	Great Lakes Dredge & Dock Corp., Senior Subordinated Note, 7.750%, 12/15/2013	346,500
20,000,000	Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	18,000,000
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,905,240

		29,251,740

	Life Insurance — 0.4%
2,855,000	American International Group, Inc., 4.900%, 6/02/2014, (CAD)	2,413,696
4,815,000	American International Group, Inc., MTN, 5.450%, 5/18/2017	4,273,312
2,185,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	1,994,905
19,625,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	17,539,844
1,500,000	MetLife, Inc., 6.400%, 12/15/2066	1,320,000
9,620,000	MetLife, Inc., 10.750%, 8/01/2069	11,433,659
4,385,000	NLV Financial Corp., 144A, 7.500%, 8/15/2033	3,839,102

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Life Insurance — continued
$6,700,000	Unum Group, 7.125%, 9/30/2016	$7,361,625

		50,176,143

	Local Authorities — 0.2%
26,730,000	Queensland Treasury Corp., 5.750%, 11/21/2014, (AUD)	23,111,486

	Media Cable — 2.1%
24,430,000	Comcast Corp., 5.650%, 6/15/2035	24,062,915
7,070,000	Comcast Corp., 6.500%, 11/15/2035	7,688,660
161,264,000	Comcast Corp., 6.950%, 8/15/2037	183,441,993
400,000	CSC Holdings LLC, 7.875%, 2/15/2018	408,000
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	24,513,004
17,959,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	20,614,741
2,720,000	Virgin Media Finance PLC, 9.125%, 8/15/2016	2,815,200

		263,544,513

	Media Non-Cable — 0.6%
1,140,000	Clear Channel Communications, Inc., 4.400%, 5/15/2011	1,083,000
3,370,000	Clear Channel Communications, Inc., 5.000%, 3/15/2012	2,872,925
4,740,000	Clear Channel Communications, Inc., 6.250%, 3/15/2011	4,562,250
145,000	Clear Channel Communications, Inc., 7.650%, 9/15/2010	144,275
225,000	Intelsat Corp., 6.875%, 1/15/2028	182,250
46,000,000	News America, Inc., 6.150%, 3/01/2037	47,974,734
6,635,000	News America, Inc., 6.200%, 12/15/2034	6,988,102
10,385,000	News America, Inc., 6.400%, 12/15/2035	11,302,390

		75,109,926

	Metals & Mining — 0.5%
10,000,000	Alcoa, Inc., 5.720%, 2/23/2019	9,521,700
3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	3,671,670
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,196,770
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,112,868
9,785,000	Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015	8,317,250
1,840,000	Rio Tinto Alcan, Inc., 5.750%, 6/01/2035	1,886,718
7,000,000	United States Steel Corp., 6.050%, 6/01/2017	6,650,000
6,779,000	United States Steel Corp., 6.650%, 6/01/2037	5,829,940

Principal Amount (‡)		Description	Value (†)
		Metals & Mining — continued
$16,435,000		United States Steel Corp., 7.000%, 2/01/2018	$16,250,106

			57,437,022

		Non-Captive Consumer — 4.0%
4,900,000		American General Finance Corp., MTN, 5.750%, 9/15/2016	3,773,000
231,595,000		American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	184,407,519
37,749,000		Residential Capital LLC, 9.625%, 5/15/2015	37,182,765
995,000		SLM Corp., 6.000%, 5/10/2012, (AUD)	774,326
109,950	(††)	SLM Corp., 6.000%, 12/15/2043	1,844,686
20,970,000		SLM Corp., MTN, 5.050%, 11/14/2014	18,754,813
3,695,000		SLM Corp., MTN, 5.125%, 8/27/2012	3,639,996
2,160,000		SLM Corp., MTN, 8.000%, 3/25/2020	1,896,882
4,700,000		SLM Corp., Series 7, EMTN, 4.750%, 3/17/2014, (EUR)	5,101,220
54,478,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	52,079,116
41,770,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	35,924,455
14,465,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	11,588,186
19,605,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	19,011,125
24,705,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	22,589,264
1,390,000		SLM Corp., Series A, MTN, 5.400%, 10/25/2011	1,381,773
30,355,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	22,279,083
95,060,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	87,722,414

			509,950,623

		Non-Captive Diversified — 8.1%
43,074,000		Ally Financial, Inc., 5.375%, 6/06/2011	42,912,472
3,390,000		Ally Financial, Inc., 5.750%, 9/27/2010	3,385,763
905,000		Ally Financial, Inc., 6.000%, 4/01/2011	900,475
36,075,000		Ally Financial, Inc., 6.000%, 12/15/2011	36,075,000
311,000		Ally Financial, Inc., 6.625%, 12/17/2010	311,389
15,426,000		Ally Financial, Inc., 6.625%, 5/15/2012	15,426,000
22,211,000		Ally Financial, Inc., 6.750%, 12/01/2014	21,489,142
6,829,000		Ally Financial, Inc., 6.875%, 9/15/2011	6,922,899
2,947,000		Ally Financial, Inc., 6.875%, 8/28/2012	2,954,368

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
$7,702,000	Ally Financial, Inc., 7.000%, 2/01/2012	$7,750,137
17,038,000	Ally Financial, Inc., 7.500%, 12/31/2013	16,995,405
32,711,000	Ally Financial, Inc., 8.000%, 12/31/2018	30,094,120
25,955,000	Ally Financial, Inc., 8.000%, 11/01/2031	23,943,487
49,800,000	Ally Financial, Inc., 144A, 8.300%, 2/12/2015	50,422,500
18,096,402	CIT Group, Inc., 7.000%, 5/01/2013	17,327,305
27,144,615	CIT Group, Inc., 7.000%, 5/01/2014	25,583,800
27,144,615	CIT Group, Inc., 7.000%, 5/01/2015	25,040,907
67,386,037	CIT Group, Inc., 7.000%, 5/01/2016	61,489,759
70,757,457	CIT Group, Inc., 7.000%, 5/01/2017	63,681,711
3,100,000	General Electric Capital Corp., EMTN, 6.125%, 5/17/2012, (GBP)	4,942,300
6,610,000	General Electric Capital Corp., EMTN, 9.000%, 1/04/2011, (NZD)	4,623,153
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	55,335,255
65,300,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	47,094,586
46,300,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	33,472,449
15,305,000	General Electric Capital Corp., Series A, MTN, 0.603%, 5/13/2024(b)	12,115,300
115,000,000	General Electric Capital Corp., Series A, MTN, 3.485%, 3/08/2012, (SGD)	83,583,871
243,057,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	168,181,591
5,760,000	General Motors Acceptance Corp. of Canada Ltd., EMTN, 7.125%, 9/13/2011, (AUD)	4,639,526
10,985,000	International Lease Finance Corp., 6.375%, 3/25/2013	10,298,437
24,750,000	International Lease Finance Corp., 144A, 8.625%, 9/15/2015	23,450,625
415,000	International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013	379,725
2,410,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	2,175,025
2,547,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	2,260,463
34,782,000	iStar Financial, Inc., 5.150%, 3/01/2012	28,521,240

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
$3,010,000	iStar Financial, Inc., 5.500%, 6/15/2012	$2,468,200
19,110,000	iStar Financial, Inc., 5.650%, 9/15/2011	17,199,000
1,530,000	iStar Financial, Inc., 5.700%, 3/01/2014	1,128,375
4,040,000	iStar Financial, Inc., 5.800%, 3/15/2011	3,757,200
4,815,000	iStar Financial, Inc., 5.850%, 3/15/2017	3,370,500
8,815,000	iStar Financial, Inc., 5.875%, 3/15/2016	6,170,500
4,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	3,096,000
35,130,000	iStar Financial, Inc., 8.625%, 6/01/2013	28,455,300
1,780,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	1,637,600
44,610,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	35,241,900

		1,036,304,760

	Oil Field Services — 1.5%
7,015,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	6,067,975
8,060,000	Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014	7,435,350
10,860,000	Nabors Industries, Inc., 6.150%, 2/15/2018	11,644,298
102,211,000	Nabors Industries, Inc., 9.250%, 1/15/2019	125,662,905
3,095,000	Parker Drilling Co., 144A, 9.125%, 4/01/2018	2,940,250
16,035,000	Rowan Cos., Inc., 7.875%, 8/01/2019	17,665,455
15,520,000	Weatherford International Ltd., 6.500%, 8/01/2036	14,063,790
2,975,000	Weatherford International Ltd., 6.800%, 6/15/2037	2,797,253
9,580,000	Weatherford International Ltd., 7.000%, 3/15/2038	9,065,544

		197,342,820

	Packaging — 0.3%
2,450,000	OI European Group BV, 144A, 6.875%, 3/31/2017, (EUR)	2,936,062
1,750,000	Owens-Brockway Glass Container, Inc., 6.750%, 12/01/2014, (EUR)	2,118,587
33,261,000	Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018	34,633,016

		39,687,665

	Packaging & Containers — 0.0%
4,445,000	XL Capital Ltd., 6.250%, 5/15/2027	4,214,242
1,425,000	XL Capital Ltd., 6.375%, 11/15/2024	1,471,650

		5,685,892

	Paper — 2.8%
40,966,000	Fibria Overseas Finance Ltd., 144A, 7.500%, 5/04/2020	41,580,490

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Paper — continued
$12,430,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	$12,274,625
11,605,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	11,663,025
120,000	Georgia-Pacific Corp., 7.700%, 6/15/2015	125,100
42,425,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	42,849,250
16,475,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	17,463,500
11,003,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	11,965,763
154,533,000	International Paper Co., 7.950%, 6/15/2018	183,985,599
14,520,000	Westvaco Corp., 7.950%, 2/15/2031	15,194,280
17,355,000	Westvaco Corp., 8.200%, 1/15/2030	18,312,354
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	2,705,611
1,020,000	Weyerhaeuser Co., 7.375%, 3/15/2032	1,007,667

		359,127,264

	Pharmaceuticals — 0.3%
39,725,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	39,824,312

	Pipelines — 2.2%
19,745,000	DCP Midstream LP, 144A, 6.450%, 11/03/2036	20,085,266
15,685,000	El Paso Corp., 6.950%, 6/01/2028	14,042,718
1,500,000	El Paso Corp., 7.420%, 2/15/2037	1,349,642
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	741,234
1,000,000	El Paso Energy Corp., GMTN, 7.750%, 1/15/2032	988,223
5,255,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	5,464,238
9,115,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	8,747,693
13,175,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	14,737,871
5,100,000	Florida Gas Transmission Co., 144A, 7.900%, 5/15/2019	5,968,219
500,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	471,824
45,436,524	Maritimes & Northeast Pipeline LLC, 144A, 7.500%, 5/31/2014(c)	49,986,083
81,710,000	NGPL Pipeco LLC, 144A, 7.119%, 12/15/2017	77,931,321
3,425,000	ONEOK Partners LP, 6.650%, 10/01/2036	3,513,303
20,770,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	22,545,170
44,730,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	44,673,506

Principal Amount (‡)	Description	Value (†)
	Pipelines — continued
$4,168,000	Transportadora de Gas del Sur SA, 144A, 7.875%, 5/14/2017	$4,001,280

		275,247,591

	Property & Casualty Insurance — 0.3%
3,405,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,678,088
2,660,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	2,811,923
11,710,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	12,524,630
11,075,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	10,327,880
6,080,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 144A, 14.000%, 1/15/2033	2,736,000
11,205,000	Willis North America, Inc., 6.200%, 3/28/2017	11,663,587

		43,742,108

	Railroads — 0.1%
1,200,000	Canadian Pacific Railway Co., 5.750%, 3/15/2033	1,205,340
9,615,000	CSX Corp., MTN, 6.000%, 10/01/2036	10,305,511
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	818,630

		12,329,481

	Refining — 0.0%
1,335,000	Valero Energy Corp., 6.625%, 6/15/2037	1,299,815

	REITs — 1.3%
2,025,000	Camden Property Trust, 5.000%, 6/15/2015	2,088,476
27,950,000	Camden Property Trust, 5.700%, 5/15/2017	29,109,394
4,030,000	Duke Realty LP, 5.950%, 2/15/2017	4,113,836
3,300,000	ERP Operating LP, 5.125%, 3/15/2016	3,473,735
47,305,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	47,195,205
4,180,000	ProLogis, 5.625%, 11/15/2015	4,008,624
3,915,000	ProLogis, 5.625%, 11/15/2016	3,680,538
4,635,000	ProLogis, 5.750%, 4/01/2016	4,411,704
1,002,000	ProLogis, 6.625%, 5/15/2018	954,687
2,080,000	ProLogis, 7.375%, 10/30/2019	2,037,094
1,500,000	Simon Property Group LP, 5.250%, 12/01/2016	1,597,356
4,900,000	Simon Property Group LP, 5.750%, 12/01/2015	5,386,854
550,000	Simon Property Group LP, 5.875%, 3/01/2017	594,641

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		REITs — continued
$1,890,000		Simon Property Group LP, 6.100%, 5/01/2016	$2,097,785
450,000		Simon Property Group LP, 6.125%, 5/30/2018	496,699
46,015,000		WEA Finance LLC/WT Finance Australia Property Ltd., 144A, 6.750%, 9/02/2019	51,143,602

			162,390,230

		Restaurants — 0.0%
1,250,000		McDonald’s Corp., EMTN, 3.628%, 10/10/2010, (SGD)	899,288

		Retailers — 2.0%
8,758,000		Dillard’s, Inc., 6.625%, 1/15/2018	7,969,780
4,187,000		Dillard’s, Inc., 7.130%, 8/01/2018	3,935,780
1,500,000		Dillard’s, Inc., 7.750%, 7/15/2026	1,290,000
425,000		Dillard’s, Inc., 7.875%, 1/01/2023	378,250
3,325,000		Dillard’s, Inc., Class A, 7.000%, 12/01/2028	2,726,500
108,713,000		Home Depot, Inc., 5.875%, 12/16/2036	111,441,588
3,685,000		J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,694,212
635,000		J.C. Penney Corp., Inc., 7.125%, 11/15/2023	669,925
3,985,000		J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,706,050
37,064,000		J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	35,025,480
15,907,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	14,952,580
12,275,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,323,687
2,365,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,276,313
6,365,000		Marks & Spencer PLC, 144A, 7.125%, 12/01/2037	6,673,804
32,675,000		Toys R Us, Inc., 7.375%, 10/15/2018	30,714,500
8,355,000		Toys R Us, Inc., 7.875%, 4/15/2013	8,396,775
10,270,000		Woolworth Corp., 8.500%, 1/15/2022	9,653,800

			254,829,024

		Sovereigns — 4.9%
104,626,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	12,889,762
10,000,000,000		Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	1,143,436
272,460,000,000		Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	25,547,280
2,350,305	(†††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	18,821,631
2,037,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 9.000%, 12/20/2012, (MXN)	17,062,349

Principal Amount (‡)		Description	Value (†)
		Sovereigns — continued
18,686,981	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	$153,896,439
79,755,000		New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	67,745,975
10,530,000		New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	9,057,051
66,305,000		New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	56,166,874
56,700,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	31,687,604
140,235,000		Republic of Brazil, 12.500%, 1/05/2016, (BRL)	86,432,929
107,840,000		Republic of Brazil, 12.500%, 1/05/2022, (BRL)	67,661,385
18,400,000		Republic of Croatia, 144A, 6.750%, 11/05/2019	19,262,003
3,178,700,000		Republic of Iceland, 7.250%, 5/17/2013, (ISK)	16,002,906
2,528,745,000		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	12,198,195
5,387,208,000		Republic of Iceland, 13.750%, 12/10/2010, (ISK)	26,199,371
4,020,000		Republic of Venezuela, 7.000%, 3/16/2015, (EUR)	3,920,395

			625,695,585

		Supermarkets — 0.7%
2,000,000		American Stores Co., 7.900%, 5/01/2017	1,890,000
72,681,000		New Albertson’s, Inc., 7.450%, 8/01/2029	60,325,230
19,060,000		New Albertson’s, Inc., 7.750%, 6/15/2026	15,819,800
4,895,000		New Albertson’s, Inc., 8.000%, 5/01/2031	4,234,175
1,510,000		New Albertson’s, Inc., 8.700%, 5/01/2030	1,374,100
13,242,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	9,666,660

			93,309,965

		Supranational — 1.3%
16,375,000		European Investment Bank, 11.250%, 2/14/2013, (BRL)	9,640,384
460,500,000,000		European Investment Bank, EMTN, 144A, Zero Coupon, 4/24/2013, (IDR)	41,986,018
24,398,000		European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	17,421,080
60,665,000		European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	52,419,163
244,840,000,000		Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	21,326,604
24,450,000		Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	17,311,319

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Supranational — continued
8,300,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	$5,952,689

		166,057,257

	Technology — 2.4%
41,705,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	46,061,254
46,274,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	30,540,840
5,065,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,342,900
832,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	991,976
2,435,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,689,319
27,325,000	Avnet, Inc., 5.875%, 3/15/2014	29,607,457
35,630,000	Avnet, Inc., 6.000%, 9/01/2015	38,608,632
11,345,000	Avnet, Inc., 6.625%, 9/15/2016	12,631,886
5,425,000	Corning, Inc., 5.900%, 3/15/2014	5,918,203
6,220,000	Corning, Inc., 6.200%, 3/15/2016	7,017,609
6,150,000	Corning, Inc., 6.850%, 3/01/2029	6,894,531
4,725,000	Corning, Inc., 7.250%, 8/15/2036	5,289,406
3,640,000	Eastman Kodak Co., 7.250%, 11/15/2013	3,567,200
11,626,000	Equifax, Inc., 7.000%, 7/01/2037	12,820,769
285,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	260,063
6,290,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	5,032,000
475,000	Motorola, Inc., 6.000%, 11/15/2017	509,861
10,830,000	Motorola, Inc., 6.500%, 9/01/2025	10,783,420
22,539,000	Motorola, Inc., 6.500%, 11/15/2028	22,744,037
23,255,000	Motorola, Inc., 6.625%, 11/15/2037	23,881,560
250,000	Motorola, Inc., 7.500%, 5/15/2025	275,732
9,350,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	6,264,500
11,770,000	Nortel Networks Ltd., 6.875%, 9/01/2023(d)	3,177,900
270,000	Samsung Electronics Co. Ltd., 144A, 7.700%, 10/01/2027	313,612
21,822,000	Xerox Capital Trust I, 8.000%, 2/01/2027	21,939,468
1,730,000	Xerox Corp., MTN, 7.200%, 4/01/2016	2,016,409

		303,180,544

Principal Amount (‡)	Description	Value (†)
	Tobacco — 0.6%
$1,375,000	Altria Group, Inc., 9.700%, 11/10/2018	$1,741,273
52,930,000	Reynolds American, Inc., 6.750%, 6/15/2017	57,343,727
13,400,000	Reynolds American, Inc., 7.250%, 6/15/2037	13,786,228

		72,871,228

	Transportation Services — 0.4%
10,503,000	APL Ltd., Senior Note, 8.000%, 1/15/2024(c)	6,826,950
13,710,140	Atlas Air, Inc., Series 1998-1, Class 1B, 7.680%, 7/02/2015	12,887,532
8,312,304	Atlas Air, Inc., Series 1999-1, Class A1, 7.200%, 7/02/2020	7,813,565
203,444	Atlas Air, Inc., Series 1999-1, Class A2, 6.880%, 1/02/2011	193,272
10,170,982	Atlas Air, Inc., Series 1999-1, Class B, 7.630%, 7/02/2016	8,594,479
4,744,556	Atlas Air, Inc., Series 1999-1, Class C, 8.770%, 7/02/2012(e)	3,653,308
4,572,669	Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017	4,412,626
6,862,758	Atlas Air, Inc., Series C, 8.010%, 7/02/2011(e)	5,421,579
3,970,000	Erac USA Finance Co., 144A, 7.000%, 10/15/2037	4,326,105

		54,129,416

	Treasuries — 14.0%
393,245,000	Canadian Government, 1.000%, 9/01/2011, (CAD)	368,569,066
177,160,000	Canadian Government, 1.250%, 12/01/2011, (CAD)	166,617,436
320,680,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	304,172,307
130,000,000	Canadian Government, 2.750%, 12/01/2010, (CAD)	123,150,439
130,216,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	128,031,361
101,755,000	Canadian Government, 3.750%, 6/01/2012, (CAD)	99,834,698
171,980,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	170,897,603
25,445,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	26,186,444
75,385,000	Canadian Government, 5.250%, 6/01/2012, (CAD)	75,971,340
2,638,043	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	1,323,853
22,670,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	16,373,785
104,165,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	75,757,182
457,420,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	76,414,426
221,050,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	37,821,077
366,200,000	Norwegian Government, 6.000%, 5/16/2011, (NOK)	58,089,609

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
341,940,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	$58,567,198

		1,787,777,824

	Utility Other — 0.0%
3,300,000	Listrindo Capital BV, 144A, 9.250%, 1/29/2015	3,493,413

	Wireless — 1.1%
29,635,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	28,153,250
15,931,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	15,433,156
42,310,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	39,242,525
21,186,000	Sprint Capital Corp., 6.875%, 11/15/2028	17,584,380
18,070,000	Sprint Capital Corp., 6.900%, 5/01/2019	16,353,350
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	5,978,300
11,309,000	Sprint Nextel Corp., 6.000%, 12/01/2016	10,149,828
13,320,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	13,086,900

		145,981,689

	Wirelines — 3.3%
10,245,000	AT&T Corp., 6.500%, 3/15/2029	10,977,794
3,460,000	AT&T, Inc., 6.500%, 9/01/2037	3,837,656
5,650,000	Axtel SAB de CV, 144A, 9.000%, 9/22/2019	5,028,500
4,370,000	Bell Canada, MTN, 144A, 6.550%, 5/01/2029, (CAD)	4,287,900
8,445,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	9,019,265
33,640,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	31,531,634
2,715,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	3,008,288
155,000	Cincinnati Bell, Inc., 7.000%, 2/15/2015	145,312
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,289,620
35,260,000	Frontier Communications Corp., 7.875%, 1/15/2027	31,822,150
10,555,000	GTE Corp., 6.940%, 4/15/2028	11,611,967
525,000	Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(d)	53
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,818,241
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,292,388
32,435,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	28,056,275
13,010,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	11,806,575

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$3,346,000	New England Telephone & Telegraph Co., 7.875%, 11/15/2029	$3,903,775
16,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	15,354,900
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	29,965,375
42,460,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028	35,878,700
12,463,000	Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	11,715,220
33,130,000	Qwest Corp., 6.875%, 9/15/2033	30,396,775
3,075,000	Qwest Corp., 7.200%, 11/10/2026	2,875,125
3,999,000	Qwest Corp., 7.250%, 9/15/2025	3,839,040
2,288,000	Qwest Corp., 7.500%, 6/15/2023	2,190,760
5,470,000	SK Broadband Co. Ltd., 144A, 7.000%, 2/01/2012	5,688,800
23,000,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	19,704,905
19,635,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	17,582,691
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	30,832,669
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	17,639,555
10,731,000	Verizon Global Funding Corp., Senior Note, 5.850%, 9/15/2035	11,069,252
11,680,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	10,330,259
6,835,000	Verizon New York, Inc., Series A, 7.375%, 4/01/2032	7,729,086
5,215,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	5,160,842

		422,391,347

	Total Non-Convertible Bonds (Identified Cost $10,105,196,906)	10,422,293,598

Convertible Bonds — 7.9%
	Airlines — 0.1%
7,730,000	AMR Corp., 6.250%, 10/15/2014	7,362,825
1,255,000	UAL Corp., 4.500%, 6/30/2021	1,218,856

		8,581,681

	Automotive — 1.3%
2,020,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	1,565,500
121,370,000	Ford Motor Co., 4.250%, 11/15/2016	151,257,362
8,460,000	Navistar International Corp., 3.000%, 10/15/2014	9,919,350

		162,742,212

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing — 0.3%
$30,570,000	Owens-Brockway Glass Container, Inc., 144A, 3.000%, 6/01/2015	$28,086,187
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	12,837,973

		40,924,160

	Electric — 0.0%
1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	2,092,500

	Healthcare — 0.5%
26,280,000	Affymetrix, Inc., 3.500%, 1/15/2038	24,538,950
19,215,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	16,356,769
12,005,000	Life Technologies Corp., 1.500%, 2/15/2024	13,190,494
190,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	177,887
2,380,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,198,525
5,445,000	Omnicare, Inc., 3.250%, 12/15/2035	4,505,737

		60,968,362

	Independent Energy — 0.1%
1,860,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,341,525
1,300,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,012,375
3,795,000	Penn Virginia Corp., 4.500%, 11/15/2012	3,538,838

		5,892,738

	Lodging — 0.2%
30,418,000	Host Hotels & Resorts, Inc., 144A, 2.625%, 4/15/2027	28,821,055

	Media Non-Cable — 0.0%
7,732,404	Liberty Media LLC, 3.500%, 1/15/2031	4,233,491

	Metals & Mining — 0.1%
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,073,750
11,270,000	United States Steel Corp., 4.000%, 5/15/2014	15,763,913

		16,837,663

	Non-Captive Diversified — 0.3%
44,035,000	iStar Financial, Inc., 0.791%, 10/01/2012(b)	31,705,200

	Oil Field Services — 0.0%
535,000	Transocean, Inc., Series C, 1.500%, 12/15/2037	442,713

	Pharmaceuticals — 1.1%
635,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	1,000,125
41,680,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	60,957,000
2,240,000	Kendle International, Inc., 3.375%, 7/15/2012	2,060,800

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — continued
$24,461,000	Nektar Therapeutics, 3.250%, 9/28/2012	$23,451,984
28,222,000	Valeant Pharmaceuticals International, Subordinated Note, 4.000%, 11/15/2013	47,236,572

		134,706,481

	REITs — 0.2%
6,469,000	ProLogis, 1.875%, 11/15/2037	5,805,927
19,445,000	ProLogis, 3.250%, 3/15/2015	17,378,969

		23,184,896

	Technology — 2.6%
6,512,000	Advanced Micro Devices, Inc., 5.750%, 8/15/2012	6,389,900
5,055,000	Advanced Micro Devices, Inc., 6.000%, 5/01/2015	4,802,250
2,560,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	2,156,800
220,000	Ciena Corp., 0.250%, 5/01/2013	177,925
30,160,000	Ciena Corp., 0.875%, 6/15/2017	18,736,900
6,075,000	Ciena Corp., 4.000%, 3/15/2015	5,672,531
9,863,000	Intel Corp., 2.950%, 12/15/2035	9,369,850
220,000,000	Intel Corp., 144A, 3.250%, 8/01/2039	247,775,000
9,197,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	8,576,203
3,241,000	Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(c)	3,176,180
7,680,000	Micron Technology, Inc., 1.875%, 6/01/2014	6,748,800
745,000	Nortel Networks Corp., 1.750%, 4/15/2012(d)	579,238
30,767,000	Nortel Networks Corp., 2.125%, 4/15/2014(d)	23,921,342

		338,082,919

	Textile — 0.0%
85,000	Dixie Group, Inc., Subordinated Note, 7.000%, 5/15/2012	74,800

	Wireless — 0.1%
16,157,000	NII Holdings, Inc., 3.125%, 6/15/2012	15,248,169

	Wirelines — 1.0%
34,645,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	31,613,563
13,484,000	Level 3 Communications, Inc., 5.250%, 12/15/2011	12,910,930
54,075,000	Level 3 Communications, Inc., 144A, 7.000%, 3/15/2015(c)	52,385,156
32,895,000	Level 3 Communications, Inc., 7.000%, 3/15/2015(c)	31,867,031

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$1,000,000	Qwest Communications International, Inc., 3.500%, 11/15/2025	$1,107,500

		129,884,180

	Total Convertible Bonds (Identified Cost $909,646,757)	1,004,423,220

Municipals — 1.1%
	California — 0.3%
4,170,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	3,315,775
1,530,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	1,289,408
5,175,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	4,757,067
14,415,000	State of California, 4.500%, 10/01/2029	12,869,424
4,190,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	3,728,094
3,620,000	State of California, 4.500%, 8/01/2030	3,220,931
2,680,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	2,088,685
12,645,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	10,951,076

		42,220,460

	District of Columbia — 0.0%
3,850,000	Metropolitan Washington Airport Authority, Series D, 8.000%, 10/01/2047	4,082,232

	Illinois — 0.0%
1,725,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	1,621,396

	Michigan — 0.1%
12,700,000	Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A, 7.309%, 6/01/2034(c)	9,723,120

	Virginia — 0.7%
128,820,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	86,947,059

	Total Municipals (Identified Cost $189,914,130)	144,594,267

	Total Bonds and Notes (Identified Cost $11,204,757,793)	11,571,311,085

Bank Loans — 0.5%
	Chemicals — 0.1%
4,238,167	Hexion Specialty Chemicals, Inc., Extended Term Loan C1, 4.063%, 5/05/2015(g)	3,835,541

Principal Amount (‡)	Description	Value (†)
	Chemicals — continued
$812,035	Hexion Specialty Chemicals, Inc., Extended Term Loan C2, 4.313%, 5/05/2015(g)	$734,892

		4,570,433

	Electric — 0.0%
5,019,391	Texas Competitive Electric Holdings Company LLC, Term Loan B2, 10/10/2014(h)	3,705,565

	Media Non-Cable — 0.0%
2,797,946	Tribune Company, Term Loan X, 5.000%, 6/04/2009(d)(g)(i)	1,656,384

	Oil Field Services — 0.0%
2,485,000	Dresser, Inc., 2nd Lien Term Loan, 6.195%, 5/04/2015(g)	2,284,659
1,220,433	Dresser, Inc., Term Loan, 2.695%, 5/04/2014(g)	1,115,939

		3,400,598

	Printing & Publishing — 0.2%
27,272,097	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(g)	23,347,369

	Wirelines — 0.2%
3,975,879	FairPoint Communications, Inc., Initial Term Loan A, 4.750%, 3/31/2014(d)(g)	2,668,809
12,057,742	FairPoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(d)(g)	8,042,514
17,256,403	Hawaiian Telcom Communications, Inc., New Tranche C Term Loan, 4.750%, 5/30/2014(g)(j)	14,344,385
5,395,000	Level 3 Financing, Inc., Tranche A Term Loan, 2.548%, 3/13/2014(g)	4,784,717

		29,840,425

	Total Bank Loans (Identified Cost $69,747,982)	66,520,774

Shares
Common Stocks — 4.0%
	Biotechnology — 0.2%
867,059	Vertex Pharmaceuticals, Inc.(e)	28,526,241

	Containers & Packaging — 0.1%
460,656	Owens-Illinois, Inc.(e)	12,184,351
128,015	Smurfit-Stone Container Corp.(e)	3,168,376

		15,352,727

	Electric Utilities — 0.0%
282,500	Duke Energy Corp.	4,520,000

	Electronic Equipment, Instruments & Components — 0.0%
41,343	Corning, Inc.	667,689

	Food Products — 0.4%
2,309,175	ConAgra Foods, Inc.	53,849,961

	Household Durables — 0.1%
477,725	KB Home	5,254,975

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)
	Household Durables — continued
549,450	Lennar Corp., Class A	$7,642,849

		12,897,824

	Media — 0.0%
4,701	Dex One Corp.(e)	89,319

	Oil, Gas & Consumable Fuels — 0.2%
846,398	Chesapeake Energy Corp.	17,732,038
216,429	Repsol YPF SA, Sponsored ADR	4,417,965
141,249	Spectra Energy Corp.	2,834,868

		24,984,871

	Pharmaceuticals — 1.6%
7,978,200	Bristol-Myers Squibb Co.	198,976,308
2,288	Teva Pharmaceutical Industries Ltd., Sponsored ADR	118,953

		199,095,261

	REITs — 0.4%
290,904	Apartment Investment & Management Co., Class A	5,634,811
889,730	Associated Estates Realty Corp.	11,522,004
201,557	Developers Diversified Realty Corp.	1,995,414
460,000	Equity Residential	19,154,400
123,159	Simon Property Group, Inc.	9,945,089

		48,251,718

	Semiconductors & Semiconductor Equipment — 1.0%
6,170,000	Intel Corp.	120,006,500

	Total Common Stocks (Identified Cost $536,580,775)	508,242,111

Preferred Stocks — 1.8%
Convertible Preferred Stocks — 1.3%
	Automotive — 0.5%
1,549,442	Ford Motor Co. Capital Trust II, 6.500%(e)	68,407,864

	Capital Markets — 0.1%
183,851	Newell Financial Trust I, 5.250%	6,434,785

	Commercial Banks — 0.0%
5,933	Wells Fargo & Co., Series L, Class A, 7.500%	5,523,623

	Diversified Financial Services — 0.2%
16,622	Bank of America Corp., Series L, 7.250%	14,814,358
203,258	Sovereign Capital Trust IV, 4.375%	6,428,034

		21,242,392

	Electric Utilities — 0.1%
380,577	AES Trust III, 6.750%	16,483,741
107,725	CMS Energy Trust I, 7.750%(c)(k)	3,770,375

		20,254,116

	Machinery — 0.1%
229,491	United Rentals Trust I, 6.500%	6,956,446

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 0.1%
52,020	Chesapeake Energy Corp., 4.500%	$4,239,630
159,977	El Paso Energy Capital Trust I, 4.750%	5,799,166

		10,038,796

	REITs — 0.0%
42,700	FelCor Lodging Trust, Inc., Series A, 7.800%(e)	865,102

	Semiconductors & Semiconductor Equipment — 0.2%
32,320	Lucent Technologies Capital Trust I, 7.750%	23,415,840

	Total Convertible Preferred Stocks (Identified Cost $157,476,006)	163,138,964

Non-Convertible Preferred Stocks — 0.5%
	Banking — 0.2%
36,916	Ally Financial, Inc., Series G, 144A, 7.000%	28,694,117

	Diversified Financial Services — 0.0%
35,000	Bank of America Corp., 6.375%	673,750

	Electric Utilities — 0.0%
393	Entergy New Orleans, Inc., 4.750%	31,022

	Household Durables — 0.0%
25,411	Hovnanian Enterprises, Inc., 7.625%(e)	180,926

	REITs — 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,567,072
116,192	ProLogis, Series C, 8.540%	5,461,024

		7,028,096

	Software — 0.1%
26,000	Falcons Funding Trust I (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 144A, 8.875%(f)	26,918,125

	Thrifts & Mortgage Finance — 0.1%
389,800	Countrywide Capital IV, 6.750%	8,185,800
2,131,675	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(l)	724,770

		8,910,570

	Total Non-Convertible Preferred Stocks (Identified Cost $102,264,752)	72,436,606

	Total Preferred Stocks (Identified Cost $259,740,758)	235,575,570

Closed-End Investment Companies — 0.2%
942,380	Dreyfus High Yield Strategies	3,967,420
88,955	DWS High Income Trust	791,700

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)
Closed-End Investment Companies — continued
860,000	Highland Credit Strategies Fund	$6,131,800
104,115	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,034,903
2,042,648	Western Asset High Income Opportunity Fund, Inc.	12,174,182
1,217,820	Western Asset Managed High Income Fund, Inc.	7,246,029

	Total Closed-End Investment Companies (Identified Cost $38,386,105)	31,346,034

Warrants — 0.1%
	Pharmaceuticals — 0.1%
574,624	Valeant Pharmaceuticals International, Expiration 8/16/2010(c)(e)(k) (Identified Cost $0)	11,883,225

Principal Amount (‡)
Short-Term Investments — 1.5%
$2,150,723	Repurchase Agreement with State Street Corporation, dated 6/30/2010 at 0.000% to be repurchased at $2,150,723 on 7/01/2010, collateralized by $2,090,000 U.S. Treasury Note, 3.125% due 4/30/2017 valued at $2,195,528 including accrued interest(m)	2,150,723
192,789,198	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $192,789,198 on 7/01/2010, collateralized by $145,000,000 Federal Farm Credit Bank, 2.375% due 4/28/2014 valued at $146,812,500; $8,960,000 Federal Home Loan Mortgage Corp., 4.750% due 11/17/2015 valued at $10,147,200; $34,430,000 Federal National Mortgage Association, 4.125% due 4/15/2014 valued at $37,976,290; $1,610,000 Federal Home Loan Mortgage Corp., 3.000% due 7/28/2014 valued at $1,710,625 including accrued interest(m)	192,789,198

	Total Short-Term Investments (Identified Cost $194,939,921)	194,939,921

	Total Investments — 98.6% (Identified Cost $12,304,153,334)(a)	12,619,818,720
	Other assets less liabilities—1.4%	173,646,031

	Net Assets — 100.0%	$12,793,464,751

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2010, the net unrealized appreciation on investments based on a cost of $12,325,526,329 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$897,761,411
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(603,469,020)

Net unrealized appreciation	$294,292,391

At September 30, 2009, the Fund had a capital loss carryforward of $45,672,245 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $552,853,501. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2010 is disclosed.

(c)	Illiquid security. At June 30, 2010, the value of these securities amounted to $463,175,688 or 3.6% of net assets.

(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(e)	Non-income producing security.

(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(g)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2010.

(h)	All or a portion of this security has not settled. Contract rates are not determined and do not take effect until settlement date.

(i)	Issuer has filed for bankruptcy.

(j)	All or a portion of interest payment is paid-in-kind.

(k)	Fair valued security by the Fund’s investment adviser. At June 30, 2010 the value of these securities amounted to $15,653,600 or 0.1% of net assets.

(l)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(m)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $1,566,964,228 or 12.2% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Electric	$—	$423,070,741	$5,856,375	$428,927,116
Treasuries	—	1,786,453,971	1,323,853	1,787,777,824
All Other Non-Convertible Bonds*	—	8,205,588,658	—	8,205,588,658

Total Non-Convertible Bonds	—	10,415,113,370	7,180,228	10,422,293,598

Convertible Bonds*	—	1,004,423,220	—	1,004,423,220
Municipals*	—	144,594,267	—	144,594,267

Total Bonds and Notes	—	11,564,130,857	7,180,228	11,571,311,085

Bank Loans*	—	66,520,774	—	66,520,774
Common Stocks*	508,242,111	—	—	508,242,111

Preferred Stocks
Convertible Preferred Stocks
Automotive	68,407,864	—	—	68,407,864
Capital Markets	—	6,434,785	—	6,434,785
Commercial Banks	5,523,623	—	—	5,523,623
Diversified Financial Services	—	21,242,392	—	21,242,392
Electric Utilities	—	16,483,741	3,770,375	20,254,116
Machinery	—	6,956,446	—	6,956,446
Oil, Gas & Consumable Fuels	4,239,630	5,799,166	—	10,038,796
REITs	—	865,102	—	865,102
Semiconductors & Semiconductor Equipment	—	23,415,840	—	23,415,840

Total Convertible Preferred Stocks	78,171,117	81,197,472	3,770,375	163,138,964

Non-Convertible Preferred Stocks
Banking	—	28,694,117	—	28,694,117
Diversified Financial Services	673,750	—	—	673,750
Electric Utilities	—	31,022	—	31,022
Household Durables	—	180,926	—	180,926
REITs	5,461,024	1,567,072	—	7,028,096
Software	—	26,918,125	—	26,918,125
Thrifts & Mortgage Finance	8,185,800	724,770	—	8,910,570

Total Non-Convertible Preferred Stocks	14,320,574	58,116,032	—	72,436,606

Total Preferred Stocks	92,491,691	139,313,504	3,770,375	235,575,570

Closed-End Investment Companies	31,346,034	—	—	31,346,034
Warrants*	—	—	11,883,225	11,883,225
Short-Term Investments	—	194,939,921	—	194,939,921

Total	$632,079,836	$11,964,905,056	$22,833,828	$12,619,818,720

*	Major categories of the Fund’s investments are included above.

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
Non-Convertible Bonds
Airlines	$6,940,852	$—	$—	$—	$—	$—	$(6,940,852)	$—
Automotive	2,526,146	—	—	—	—	—	(2,526,146)	—
Chemicals	23,203,580	—	—	—	—	—	(23,203,580)	—
Diversified Manufacturing	20,732,656	—	—	—	—	—	(20,732,656)	—
Electric	4,708,532	16,192	—	(1,136,541)	—	6,976,725	(4,708,533)	5,856,375
Non-Captive Consumer	4,129,285	2,638	268	205,168	(4,337,359)	—	—	—
Non-Captive Diversified	4,017,538	—	—	—	—	—	(4,017,538)	—
Supranational	30,455,245	—	—	—	—	—	(30,455,245)	—
Technology	225,000	—	—	—	—	—	(225,000)	—
Treasuries	—	56,045	—	(656,174)	1,923,982	—	—	1,323,853
Convertible Bonds
Technology	3,394,300	—	—	—	—	—	(3,394,300)	—
Wirelines	57,319,500	—	—	—	—	—	(57,319,500)	—
Preferred Stocks
Convertible Preferred Stocks
Electric Utilities	3,770,375	—	—	—	—	—	—	3,770,375
REITs	491,050	—	—	—	—	—	(491,050)	—
Warrants
Pharmaceuticals	—	—	—	11,883,225	—	—	—	11,883,225

Total	$161,914,059	$74,875	$268	$10,295,678	$(2,413,377)	$6,976,725	$(154,014,400)	$22,833,828

Securities valued at $123,559,155 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2010, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

Securities valued at $30,455,245 were transferred from Level 3 to Level 2 during the period ended June 30, 2010. At September 30, 2009, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at June 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs observable to the Fund.

Securities valued at $6,976,725 were transferred from Level 2 to Level 3 during the period ended June 30, 2010. At September 30, 2009, these securities were valued on the basis of evaluated bids furnished to the to the Fund by a pricing service; at June 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009 (Unaudited)

Industry Summary at June 30, 2010 (Unaudited)

Treasuries	14.0%
Non-Captive Diversified	8.4
Banking	6.6
Technology	5.0
Sovereigns	4.9
Automotive	4.8
Wirelines	4.5
Non-Captive Consumer	4.0
Electric	3.4
Pharmaceuticals	3.1
Healthcare	3.0
Paper	2.8
Pipelines	2.2
Media Cable	2.1
Retailers	2.0
Airlines	2.0
REITs	2.0
Other Investments, less than 2% each	22.3
Short-Term Investments	1.5

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure at June 30, 2010 as a Percentage of Net Assets (Unaudited)

United States Dollar	71.2%
Canadian Dollar	12.4
New Zealand Dollar	3.4
Other, less than 2% each	11.6

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 96.3% of Net Assets
	Aerospace & Defense – 3.0%
283,439	Honeywell International, Inc.	$11,062,624
264,867	Northrop Grumman Corp.	14,419,360

		25,481,984

	Auto Components – 2.5%
795,288	Goodyear Tire & Rubber Co. (The)(b)	7,905,163
473,780	Johnson Controls, Inc.	12,730,468

		20,635,631

	Beverages – 2.7%
199,212	Dr Pepper Snapple Group, Inc.	7,448,536
246,863	PepsiCo, Inc.	15,046,300

		22,494,836

	Biotechnology – 1.2%
187,170	Amgen, Inc.(b)	9,845,142

	Capital Markets – 5.6%
414,323	Ameriprise Financial, Inc.	14,969,490
343,931	Bank of New York Mellon Corp.	8,491,656
412,384	Legg Mason, Inc.	11,559,124
364,332	State Street Corp.	12,321,708

		47,341,978

	Chemicals – 1.2%
156,712	Air Products & Chemicals, Inc.	10,156,505

	Commercial Banks – 6.3%
774,208	Fifth Third Bancorp	9,515,016
286,681	PNC Financial Services Group, Inc.	16,197,476
469,356	U.S. Bancorp	10,490,107
669,420	Wells Fargo & Co.	17,137,152

		53,339,751

	Computers & Peripherals – 1.5%
297,399	Hewlett-Packard Co.	12,871,429

	Construction & Engineering – 0.6%
256,728	Foster Wheeler AG(b)	5,406,692

	Consumer Finance – 1.3%
790,864	Discover Financial Services	11,056,279

	Containers & Packaging – 1.2%
381,390	Owens-Illinois, Inc.(b)	10,087,765

	Diversified Financial Services – 6.5%
1,500,804	Bank of America Corp.	21,566,554
2,485,029	Citigroup, Inc.(b)	9,343,709
655,082	JPMorgan Chase & Co.	23,982,552

		54,892,815

	Diversified Telecommunication Services – 1.4%
358,249	CenturyLink, Inc.	11,933,274

	Electric Utilities – 1.3%
328,037	American Electric Power Co., Inc.	10,595,595

	Electrical Equipment – 0.8%
390,569	ABB Ltd., Sponsored ADR(b)	6,749,032

	Energy Equipment & Services – 1.9%
127,997	Schlumberger Ltd.	7,083,354
238,487	Smith International, Inc.	8,979,036

		16,062,390

	Food & Staples Retailing – 1.2%
353,164	CVS Caremark Corp.	10,354,768

	Food Products – 1.4%
487,172	ConAgra Foods, Inc.	11,360,851

	Gas Utilities – 1.3%
291,815	EQT Corp.	10,546,194

Shares	Description	Value (†)
	Health Care Equipment & Supplies – 3.1%
1,244,771	Boston Scientific Corp.(b)	$7,219,672
253,605	Covidien PLC	10,189,849
249,063	Medtronic, Inc.	9,033,515

		26,443,036

	Health Care Providers & Services – 1.5%
454,900	UnitedHealth Group, Inc.	12,919,160

	Household Durables – 1.5%
251,145	Harman International Industries, Inc.(b)	7,506,724
596,005	Pulte Group, Inc.(b)	4,934,921

		12,441,645

	Household Products – 0.5%
81,719	Energizer Holdings, Inc.(b)	4,108,831

	Independent Power Producers & Energy Traders – 0.9%
597,670	Calpine Corp.(b)	7,602,362

	Industrial Conglomerates – 4.3%
1,616,224	General Electric Co.	23,305,950
147,350	Siemens AG, Sponsored ADR	13,192,246

		36,498,196

	Insurance – 4.0%
153,313	Berkshire Hathaway, Inc., Class B(b)	12,217,513
228,834	Travelers Cos., Inc. (The)	11,270,075
472,952	Unum Group	10,263,058

		33,750,646

	Internet Software & Services – 2.1%
344,627	AOL, Inc.(b)	7,164,796
525,689	eBay, Inc.(b)	10,308,761

		17,473,557

	Media – 7.3%
637,030	CBS Corp., Class B	8,236,798
1,064,604	Comcast Corp., Class A	18,492,172
427,999	DIRECTV, Class A(b)	14,517,726
255,167	Omnicom Group, Inc.	8,752,228
375,546	Viacom, Inc., Class B	11,780,878

		61,779,802

	Multi-Utilities & Unregulated Power – 1.3%
354,064	Public Service Enterprise Group, Inc.	11,092,825

	Oil, Gas & Consumable Fuels – 10.8%
102,219	Anadarko Petroleum Corp.	3,689,084
331,303	CONSOL Energy, Inc.	11,184,789
1,222,933	El Paso Corp.	13,586,785
384,110	ExxonMobil Corp.	21,921,158
281,996	Hess Corp.	14,195,679
386,737	Total SA, Sponsored ADR	17,263,940
513,433	Valero Energy Corp.	9,231,525

		91,072,960

	Paper & Forest Products – 1.1%
253,794	Weyerhaeuser Co.	8,933,549

	Personal Products – 0.8%
117,752	Estee Lauder Cos., Inc. (The), Class A	6,562,319

	Pharmaceuticals – 5.9%
512,700	Bristol-Myers Squibb Co.	12,786,738
163,770	Johnson & Johnson	9,672,256
475,341	Merck & Co., Inc.	16,622,675
366,390	Sanofi-Aventis SA, Sponsored ADR	11,013,683

		50,095,352

	Road & Rail – 1.2%
186,956	Norfolk Southern Corp.	9,918,016

1

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment – 1.3%
910,581	Applied Materials, Inc.	$10,945,184

	Software – 1.9%
764,484	Oracle Corp.	16,405,827

	Specialty Retail – 2.3%
451,233	Gap, Inc. (The)	8,780,994
513,386	Lowe’s Cos., Inc.	10,483,342

		19,264,336

	Wireless Telecommunication Services – 1.6%
654,491	Vodafone Group PLC, Sponsored ADR	13,528,329

	Total Common Stocks (Identified Cost $852,528,496)	812,048,843

Principal Amount
Short-Term Investments – 2.5%
$21,211,166	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $21,211,166 on 7/01/2010 collateralized by $19,105,000 Federal Home Mortgage Corp., 4.750% due 11/17/2015 with a value of $21,636,413 including accrued interest(c) (Identified Cost $21,211,166)	21,211,166

	Total Investments - 98.8% (Identified Cost $873,739,662)(a)	833,260,009
	Other assets less liabilities — 1.2%	9,920,804

	Net Assets — 100.0%	$843,180,813

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At June 30, 2010, the net unrealized depreciation on investments based on a cost of $873,739,662 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$30,364,267
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(70,843,920)

Net unrealized depreciation	$(40,479,653)

At September 30 , 2009, the Fund had a capital loss carryforward of $26,840,015 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $66,497,637. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

2

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$812,048,843	$—	$—	$812,048,843
Short-Term Investments	—	21,211,166	—	21,211,166

Total	$812,048,843	$21,211,166	$—	$833,260,009

*	Major categories of the Fund’s investments are included above.

Industry Summary at June 30, 2010 (Unaudited)

Oil, Gas & Consumable Fuels	10.8%
Media	7.3
Diversified Financial Services	6.5
Commercial Banks	6.3
Pharmaceuticals	5.9
Capital Markets	5.6
Industrial Conglomerates	4.3
Insurance	4.0
Health Care Equipment & Supplies	3.1
Aerospace & Defense	3.0
Beverages	2.7
Auto Components	2.5
Specialty Retail	2.3
Internet Software & Services	2.1
Other Investments, less than 2% each	29.9
Short-Term Investments	2.5

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

3

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	Chief Executive Officer

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	Chief Executive Officer

Date:	August 23, 2010

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	August 23, 2010